UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08764

UBS PACE Select Advisors Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2006

Item 1. Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

US Government Agency Obligations—6.89%
5,000	Federal Farm Credit Bank	05/01/06	4.740*	4,999,246
5,500	Federal Home Loan Bank	06/01/06 to 06/12/06	4.700 to 4.770*	5,499,821
7,500	Federal Home Loan Bank	05/26/06	4.810@	7,474,948
2,500	Federal Home Loan Mortgage Corp.	10/23/06	4.250	2,500,000
Total US Government Agency Obligations (cost—$20,474,015)				20,474,015

Bank Notes—3.03%
Banking-US—3.03%
6,000	Bank of America N.A.	05/10/06	4.810*	6,000,000
3,000	Wachovia Bank N.A. (Charlotte)	06/05/06	4.790*	2,999,486
Total Bank Notes (cost—$8,999,486)				8,999,486

Certificates of Deposit—11.77%
Non-US—9.42%
3,500	ABN AMRO Bank NV	01/24/07	4.850	3,500,000
2,000	Calyon N.A., Inc.	03/14/07	5.170	2,000,000
5,000	Canadian Imperial Bank of Commerce	07/17/06	5.020	5,000,000
5,000	Deutsche Bank AG	08/03/06 to 03/06/07	4.170 to 5.090	5,000,000
6,000	Fortis Bank NV-SA	07/07/06 to 02/06/07	3.930 to 4.930	6,000,000
2,000	Royal Bank of Canada	05/16/06	4.695	1,999,986
4,500	Svenska Handelsbanken	06/01/06 to 11/08/06	4.750 to 4.900	4,500,017
				28,000,003

US—2.35%
5,000	First Tennessee Bank N.A. (Memphis)	05/26/06	4.940	5,000,000
2,000	Wells Fargo Bank N.A.	06/05/06	4.950	2,000,000
				7,000,000
Total Certificates of Deposit (cost—$35,000,003)				35,000,003

Commercial Paper@—67.99%
Asset Backed-Banking—0.57%
1,691	Atlantis One Funding	05/23/06	4.940	1,685,895

Asset Backed-Miscellaneous—17.34%
5,000	Amsterdam Funding Corp.	05/18/06	4.810	4,988,643
5,500	Barton Capital LLC	05/04/06 to 06/02/06	4.750 to 4.950	5,489,815
6,000	Chariot Funding LLC	05/16/06	4.840	5,987,900
6,000	Falcon Asset Securitization Corp.	05/09/06	4.760	5,993,653
5,000	Kitty Hawk Funding Corp.	05/12/06	4.800	4,992,667
6,500	Old Line Funding Corp.	05/10/06 to 05/16/06	4.760 to 4.790	6,489,847
2,355	Sheffield Receivables Corp.	05/25/06	4.940	2,347,244
3,000	Variable Funding Capital Corp.	06/08/06	4.900	2,984,483
7,300	Windmill Funding Corp.	05/11/06 to 06/01/06	4.780 to 4.890	7,275,892
5,000	Yorktown Capital LLC	05/04/06	4.820	4,997,992
				51,548,136

Asset Backed-Securities—17.79%
6,709	Beta Finance, Inc.	06/29/06	4.930	6,654,793
7,000	Cancara Asset Securitization LLC	05/18/06	4.840	6,984,001
6,000	CC (USA), Inc. (Centauri)	05/09/06 to 06/29/06	4.610 to 4.860	5,973,032
5,463	Galaxy Funding, Inc.	05/25/06 to 06/20/06	4.810 to 4.820	5,435,019
6,000	Grampian Funding LLC	05/22/06 to 07/06/06	4.670 to 4.900	5,952,359
5,000	K2 (USA) LLC	07/05/06	4.900	4,955,764
2,000	Links Finance LLC	06/08/06	4.770	1,989,930
9,000	Scaldis Capital LLC	05/22/06 to 06/02/06	4.720 to 4.860	8,971,764
6,000	Solitaire Funding LLC	05/30/06	4.710	5,977,235
				52,893,897

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Banking-Non-US—9.01%
6,000	Alliance & Leicester PLC	05/22/06 to 05/23/06	4.700	5,983,158
3,500	Allied Irish Banks N.A., Inc.	05/12/06	4.790	3,494,878
6,000	Bank of Ireland	05/23/06	4.940	5,981,887
2,000	DNB NOR ASA	05/15/06	4.740	1,996,313
1,000	Northern Rock PLC	05/25/06	4.910	996,727
2,400	Spintab AB	06/02/06	4.850	2,389,653
6,000	Westpac Trust Securities NZ Ltd.	06/30/06	4.870	5,951,300
				26,793,916

Banking-US—7.88%
6,000	Barclays U.S. Funding Corp.	05/30/06 to 06/30/06	4.810 to 4.870	5,968,008
6,000	CBA (Delaware) Finance, Inc.	05/30/06	4.810	5,976,751
5,000	ING (US) Funding LLC	06/06/06	4.860	4,975,700
3,000	KFW International Finance, Inc.	05/03/06	4.730	2,999,212
3,503	San Paolo IMI U.S. Financial Co.	05/17/06	4.800	3,495,527
				23,415,198

Brokerage—8.89%
5,000	Bear Stearns Cos., Inc.	06/12/06	4.900	4,971,417
6,500	Credit Suisse First Boston USA, Inc.	05/15/06 to 06/29/06	4.720 to 4.850	6,469,729
6,000	Greenwich Capital Holdings, Inc.	05/05/06	4.790*	6,000,000
3,000	Merrill Lynch & Co., Inc.	05/02/06	4.750	2,999,604
3,000	Morgan Stanley	05/01/06	4.890*	3,000,000
3,000	Morgan Stanley	05/08/06	4.850	2,997,171
				26,437,921

Finance-NonCaptive Diversified—4.50%
5,450	CIT Group, Inc.	05/03/06 to 05/08/06	4.610 to 4.770	5,447,009
2,000	General Electric Capital Corp.	01/05/07	5.030	1,930,418
6,000	International Lease Finance Corp.	05/02/06	4.650	5,999,225
				13,376,652

Pharmaceuticals—2.01%
6,000	Sanofi-Aventis	05/17/06	4.790	5,987,227
Total Commercial Paper (cost—$202,138,842)				202,138,842

Short-Term Corporate Obligations—8.84%
Asset Backed-Securities—1.18%
1,500	CC (USA, Inc. (Centauri) **	04/30/07	5.315	1,499,926
2,000	Links Finance LLC **	02/13/07	5.000	2,000,000
				3,499,926

Automobile OEM—1.27%
3,790	American Honda Finance Corp. **	06/12/06 to 07/11/06	4.850 to 5.198*	3,790,591

Banking-Non-US—1.68%
2,000	Nationwide Building Society **	06/12/06	5.010*	2,001,745
3,000	Societe Generale **	05/02/06	4.796*	3,000,000
				5,001,745

Brokerage—1.01%
3,000	Citigroup Global Markets Holdings, Inc.	05/01/06	5.010*	3,004,083

Finance-Captive Automotive—0.67%
2,000	Toyota Motor Credit Corp.	05/09/06	4.800*	2,000,000

Finance-NonCaptive Consumer—2.02%
6,000	HSBC Finance Corp.	05/01/06	5.035*	6,002,636

Finance-NonCaptive Diversified—1.01%
3,000	General Electric Capital Corp.	05/09/06 to 05/12/06	4.910 to 4.949*	3,000,052
Total Short-Term Corporate Obligations (cost—$26,299,033)				26,299,033

Repurchase Agreement—0.06%
190	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $193,809 US Treasury Bills, zero coupon due 06/08/06, $720 US Treasury Bonds, 8.000% due 11/15/21 and $103 US Treasury Notes, 4.000% due 06/15/09; (value—$193,889); proceeds: $190,068 (cost—$190,000)	05/01/06	4.300	190,000

Number of Shares (000)		Interest Rates (%)	Value ($)

Money Market Funds†—1.58%
1,411	AIM Liquid Assets Portfolio	4.720	1,410,915
3,293	BlackRock Provident Institutional TempFund	4.641	3,293,274
Total Money Market Funds (cost—$4,704,189)			4,704,189
Total Investments (cost—$297,805,568 which approximates cost for federal income tax purposes)—100.16%			297,805,568
Liabilities in excess of other assets—(0.16)%			(482,488)
Net Assets (applicable to 297,323,677 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%			297,323,080

*                                         Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2006, and reset periodically.

**                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.13% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

@                                    Interest rates shown are the discount rates at date of purchase.

†                                          Interest rates shown reflect yield at April 30, 2006.

OEM                    Original Equipment Manufacturer

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	79.9
Ireland	3.2
United Kingdom	3.0
Canada	2.3
Sweden	2.3
Belgium	2.0
Australia	2.0
France	1.7
Germany	1.7
Netherlands	1.2
Norway	0.7
Total	100.0

Weighted Average Maturity - 45 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Government National Mortgage Association Certificates—9.03%
4	GNMA	12/15/07	8.000	4,392
26	GNMA	08/15/09	8.000	26,967
375	GNMA	08/15/09	9.000	383,343
1	GNMA	03/15/13	11.500	1,043
37	GNMA	02/15/19	10.500	40,831
783	GNMA	04/15/19	8.250	837,678
4	GNMA	05/15/19	11.500	4,631
44	GNMA	06/15/19	10.500	49,132
150	GNMA	07/15/19	10.500	165,764
24	GNMA	08/15/19	10.500	26,412
7	GNMA	09/15/19	10.500	7,922
4	GNMA	07/15/20	10.500	4,851
60	GNMA	08/15/20	10.500	66,874
11	GNMA	09/15/20	10.500	12,181
14	GNMA	08/15/21	7.500	14,968
4	GNMA	02/15/23	8.000	4,208
1	GNMA	09/15/23	7.500	1,199
265	GNMA	02/15/33	5.500	260,284
732	GNMA	03/15/33	5.500	719,021
1,098	GNMA	07/15/33	5.500	1,078,358
168	GNMA	12/15/33	5.500	164,596
903	GNMA	01/15/34	5.500	887,423
341	GNMA	02/15/34	5.500	334,622
838	GNMA	03/15/34	5.500	823,387
982	GNMA	04/15/34	5.500	964,678
967	GNMA	05/15/34	5.500	950,234
213	GNMA	06/15/34	5.500	209,111
895	GNMA	07/15/35	5.500	879,012
395	GNMA	08/15/35	5.500	388,001
418	GNMA	11/15/35	5.500	410,163
184	GNMA	12/15/35	5.500	180,679
26,000	GNMA I TBA	TBA	5.500	25,520,612
54	GNMA II	04/20/25	9.000	58,898
13	GNMA II	12/20/26	9.000	13,839
23	GNMA II	01/20/27	9.000	24,928
11	GNMA II	04/20/30	9.000	11,768
3	GNMA II	06/20/30	9.000	3,621
28	GNMA II	07/20/30	9.000	30,597
6	GNMA II	09/20/30	9.000	6,471
41	GNMA II	10/20/30	9.000	44,557
61	GNMA II	11/20/30	9.000	65,699
29	GNMA II ARM	07/20/17	4.750	28,911
383	GNMA II ARM	01/20/18	4.625	386,127
32	GNMA II ARM	04/20/18	4.375	31,965
15	GNMA II ARM	05/20/18	4.875	15,299
111	GNMA II ARM	06/20/19	4.875	111,424
37	GNMA II ARM	05/20/21	4.375	37,243
377	GNMA II ARM	09/20/21	4.750	378,423
57	GNMA II ARM	11/20/21	5.125	57,615
351	GNMA II ARM	06/20/22	4.375	350,497
125	GNMA II ARM	11/20/22	5.125	125,837
270	GNMA II ARM	01/20/23	4.375	271,149
144	GNMA II ARM	03/20/23	4.375	144,810
398	GNMA II ARM	01/20/24	4.375	400,970
318	GNMA II ARM	04/20/24	4.375	317,832
2	GNMA II ARM	12/20/24	5.125	2,378
32	GNMA II ARM	01/20/25	4.375	31,921
84	GNMA II ARM	02/20/25	4.375	85,053
124	GNMA II ARM	03/20/25	4.375	124,686
84	GNMA II ARM	03/20/25	4.500	84,590
301	GNMA II ARM	05/20/25	4.375	302,085
112	GNMA II ARM	06/20/25	4.375	111,895
91	GNMA II ARM	08/20/25	4.750	91,342
99	GNMA II ARM	09/20/25	4.750	99,640

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

76	GNMA II ARM	10/20/25	5.125	76,044
14	GNMA II ARM	12/20/25	5.125	13,929
62	GNMA II ARM	03/20/26	4.375	62,121
639	GNMA II ARM	04/20/26	4.375	638,787
294	GNMA II ARM	06/20/26	4.375	293,845
118	GNMA II ARM	08/20/26	4.750	118,609
16	GNMA II ARM	09/20/26	4.750	16,359
53	GNMA II ARM	10/20/26	5.125	53,395
78	GNMA II ARM	12/20/26	5.125	79,093
449	GNMA II ARM	01/20/27	4.375	451,764
48	GNMA II ARM	02/20/27	4.375	48,499
219	GNMA II ARM	04/20/27	4.375	218,857
43	GNMA II ARM	07/20/27	4.750	43,344
117	GNMA II ARM	08/20/27	4.750	118,349
205	GNMA II ARM	11/20/27	5.125	205,724
23	GNMA II ARM	12/20/27	5.125	23,139
44	GNMA II ARM	01/20/28	4.375	44,672
12	GNMA II ARM	02/20/28	4.250	11,654
30	GNMA II ARM	02/20/28	4.375	30,402
50	GNMA II ARM	10/20/29	5.125	50,816
202	GNMA II ARM	04/20/30	4.375	203,215
3,593	GNMA II ARM	05/20/30	4.375	3,608,150
79	GNMA II ARM	06/20/30	4.500	79,341
851	GNMA II ARM	07/20/30	4.500	853,092
682	GNMA II ARM	08/20/30	4.500	685,375
96	GNMA II ARM	10/20/30	5.125	96,208
123	GNMA II ARM	09/20/31	5.125	123,955
86	GNMA II ARM	11/20/31	5.125	86,829
Total Government National Mortgage Association Certificates (cost—$47,934,687)				47,610,214

Federal Home Loan Mortgage Corporation Certificates—20.55%
409	FHLMC	07/01/08	6.000	410,068
3	FHLMC	07/01/09	9.000	3,593
9	FHLMC	02/01/10	9.000	9,658
12	FHLMC	05/01/10	11.500	12,815
11	FHLMC	08/01/10	11.500	11,519
14	FHLMC	11/01/10	11.500	14,763
15	FHLMC	05/01/11	11.000	15,962
245	FHLMC	03/01/13	8.000	261,576
5	FHLMC	03/01/13	11.000	4,892
7	FHLMC	09/01/14	11.500	7,080
9	FHLMC	07/01/15	11.000	9,857
13	FHLMC	09/01/15	11.000	13,710
3	FHLMC	10/01/15	11.000	2,831
19	FHLMC	12/01/15	11.000	20,554
4	FHLMC	01/01/16	11.500	4,187
105	FHLMC	05/01/16	8.500	107,357
55	FHLMC	11/01/16	9.750	57,362
6	FHLMC	10/01/17	7.500	6,010
13	FHLMC	01/01/18	11.500	14,208
6	FHLMC	04/01/19	11.000	6,493
8	FHLMC	05/01/19	11.500	8,540
1	FHLMC	06/01/19	11.000	577
24	FHLMC	06/01/19	11.500	26,330
† 0	FHLMC	08/01/20	11.000	92
5	FHLMC	09/01/20	11.000	5,465
51	FHLMC	11/01/20	10.500	56,366
14	FHLMC	11/01/24	7.500	14,387
270	FHLMC	04/01/25	9.000	280,127
3	FHLMC	08/01/25	7.000	3,230
1,787	FHLMC	02/01/33	5.500	1,740,307
740	FHLMC	03/01/33	5.500	720,496
876	FHLMC	04/01/33	5.500	852,771

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

945	FHLMC	05/01/33	5.500	920,419
4,302	FHLMC	06/01/33	5.500	4,189,956
977	FHLMC	10/01/33	5.500	951,922
488	FHLMC	12/01/33	5.500	475,092
170	FHLMC	03/01/34	5.500	165,242
1,395	FHLMC	10/01/34	5.500	1,358,694
972	FHLMC	12/01/34	5.500	945,506
8,715	FHLMC	02/01/35	5.500	8,480,053
274	FHLMC	05/01/35	5.500	266,439
1,694	FHLMC	06/01/35	5.500	1,645,783
998	FHLMC	07/01/35	5.000	943,793
18,482	FHLMC	08/01/35	5.000	17,479,508
24,418	FHLMC	09/01/35	5.000	23,093,394
5,940	FHLMC	11/01/35	5.000	5,617,459
4,898	FHLMC	12/01/35	5.000	4,632,087
4,989	FHLMC	02/01/36	5.000	4,716,517
400	FHLMC ARM	10/01/23	5.785	407,049
605	FHLMC ARM	07/01/24	5.976	615,080
896	FHLMC ARM	11/01/25	6.546	901,473
1,311	FHLMC ARM	10/01/27	6.044	1,336,518
877	FHLMC ARM	10/01/27	6.122	895,609
298	FHLMC ARM	11/01/27	5.507	303,968
216	FHLMC ARM	01/01/28	6.003	219,602
1,186	FHLMC ARM	06/01/28	5.907	1,206,764
930	FHLMC ARM	07/01/28	5.917	945,260
670	FHLMC ARM	01/01/29	6.333	683,956
818	FHLMC ARM	04/01/29	5.876	831,688
48	FHLMC ARM	10/01/29	6.960	47,945
1,571	FHLMC ARM	11/01/29	5.883	1,604,927
606	FHLMC ARM	12/01/29	6.049	620,246
189	FHLMC ARM	01/01/30	6.489	191,582
17,000	FHLMC TBA	TBA	6.000	16,941,554
Total Federal Home Loan Mortgage Corporation Certificates (cost—$111,305,360)				108,338,268

Federal Housing Administration Certificates—0.63%
262	FHA GMAC	04/01/19	7.480	263,641
1,447	FHA GMAC	02/01/21	7.400	1,447,218
95	FHA GMAC	05/01/21	7.450	95,068
1,404	FHA Reilly	07/01/20	6.896	1,403,915
90	FHA Reilly	08/01/20	7.430	90,596
Total Federal Housing Administration Certificates (cost—$3,301,745)				3,300,438

Federal National Mortgage Association Certificates—76.22%
161	FNMA	05/01/09	9.000	165,206
171	FNMA	07/01/09	7.249	177,026
5	FNMA	12/01/09	9.500	5,169
31	FNMA	04/01/10	9.250	32,145
7	FNMA	03/01/11	10.250	7,140
17	FNMA	04/01/11	10.250	17,575
4	FNMA	02/01/12	10.500	3,875
18	FNMA	09/01/12	6.500	18,564
40	FNMA	12/01/12	6.500	40,517
5	FNMA	01/01/13	6.500	5,598
38	FNMA	02/01/13	6.500	38,571
68	FNMA	03/01/13	6.500	69,521
38	FNMA	04/01/13	6.500	38,802
66	FNMA	04/01/13	9.250	67,730
113	FNMA	06/01/13	6.500	115,777
24	FNMA	07/01/13	6.500	24,927
3	FNMA	07/01/13	10.500	3,242
23	FNMA	07/01/13	11.000	24,738
29	FNMA	08/01/13	6.500	29,680
177	FNMA	09/01/13	6.500	181,485

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

52	FNMA	10/01/13	6.500	53,335
74	FNMA	11/01/13	6.500	75,387
1	FNMA	04/01/14	10.500	1,530
11	FNMA	05/01/14	5.500	11,201
61	FNMA	05/01/14	9.250	62,483
23	FNMA	09/01/15	10.500	25,539
17	FNMA	10/01/15	11.000	19,246
† 0	FNMA	11/01/15	10.500	142
44	FNMA	11/01/15	11.000	47,057
25	FNMA	12/01/15	9.250	25,385
8	FNMA	01/01/16	11.000	8,363
12	FNMA	02/01/16	11.000	12,609
13	FNMA	03/01/16	11.000	13,395
391	FNMA	06/01/17	5.500	387,579
2,292	FNMA *	10/01/17	5.000	2,236,602
1,212	FNMA *	05/01/18	5.000	1,182,797
35	FNMA *	07/01/18	5.000	34,251
599	FNMA *	08/01/18	5.000	584,108
1,914	FNMA *	10/01/18	5.000	1,866,995
7,629	FNMA *	11/01/18	5.000	7,442,930
2,275	FNMA *	12/01/18	5.000	2,219,117
9,404	FNMA *	02/01/19	5.000	9,168,037
2,298	FNMA *	04/01/19	5.000	2,240,143
801	FNMA *	05/01/19	5.000	780,619
2,017	FNMA *	06/01/19	5.000	1,966,847
12,875	FNMA *	07/01/19	5.000	12,552,264
155	FNMA	07/01/19	6.500	159,123
12	FNMA	07/01/19	10.500	12,814
3,268	FNMA *	08/01/19	5.000	3,185,578
78	FNMA	08/01/19	10.000	83,319
35	FNMA *	09/01/19	5.000	34,282
1,773	FNMA *	10/01/19	5.000	1,728,950
126	FNMA	10/01/19	9.000	135,648
2,338	FNMA *	12/01/19	5.000	2,279,648
3,989	FNMA *	01/01/20	5.000	3,885,881
4,803	FNMA *	02/01/20	5.000	4,678,977
1,451	FNMA *	03/01/20	5.000	1,412,962
4,825	FNMA *	04/01/20	5.000	4,700,409
1,676	FNMA *	05/01/20	5.000	1,632,686
11	FNMA	05/01/20	11.000	11,939
54	FNMA *	06/01/20	5.000	52,373
5	FNMA	08/01/20	10.500	5,439
3,385	FNMA *	09/01/20	5.000	3,297,040
1,831	FNMA *	10/01/20	5.000	1,783,009
81	FNMA *	11/01/20	5.000	78,732
258	FNMA	12/01/20	4.500	245,764
725	FNMA *	12/01/20	5.000	705,736
195	FNMA *	01/01/21	5.000	189,761
8	FNMA	09/01/21	10.500	8,372
14	FNMA	04/01/22	10.500	15,175
2	FNMA	06/01/24	7.500	2,532
46	FNMA	07/01/24	7.500	47,907
74	FNMA	08/01/24	7.500	77,002
3	FNMA	12/01/24	7.500	2,849
13	FNMA	06/01/25	7.500	13,151
22	FNMA	07/01/25	7.500	23,057
246	FNMA	09/01/25	8.500	263,844
66	FNMA	02/01/26	9.000	71,408
11	FNMA	04/01/26	6.500	11,543
131	FNMA	10/01/26	7.500	136,379
61	FNMA	11/01/26	7.500	63,592
83	FNMA	11/01/26	8.000	87,704
115	FNMA	03/01/29	6.500	117,812

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

275	FNMA	05/01/29	6.500	281,341
293	FNMA *	01/01/32	6.000	292,630
100	FNMA	02/01/32	5.500	97,761
232	FNMA *	04/01/32	6.000	231,631
207	FNMA *	09/01/32	6.000	206,178
284	FNMA *	10/01/32	6.000	283,541
2,253	FNMA	11/01/32	5.500	2,194,781
325	FNMA *	12/01/32	6.000	324,447
1,119	FNMA	01/01/33	5.500	1,090,232
400	FNMA *	01/01/33	6.000	399,182
677	FNMA	02/01/33	5.500	658,941
369	FNMA *	02/01/33	6.000	368,261
210	FNMA	06/01/33	5.500	204,770
382	FNMA *	06/01/33	6.000	380,703
293	FNMA *	07/01/33	6.000	291,845
775	FNMA	09/01/33	5.500	754,385
1,195	FNMA	10/01/33	5.500	1,164,041
281	FNMA *	10/01/33	6.000	280,673
290	FNMA	11/01/33	5.500	282,200
936	FNMA *	11/01/33	6.000	933,673
1,140	FNMA	12/01/33	5.500	1,110,146
1,778	FNMA	01/01/34	5.500	1,731,270
295	FNMA	02/01/34	5.500	287,010
3,093	FNMA *	02/01/34	6.000	3,084,785
745	FNMA	03/01/34	5.500	724,403
1,610	FNMA	04/01/34	5.500	1,566,420
238	FNMA *	05/01/34	6.000	237,106
4,445	FNMA	06/01/34	5.500	4,323,926
2,159	FNMA	07/01/34	5.500	2,100,837
5,631	FNMA *	08/01/34	6.000	5,615,426
8,707	FNMA	09/01/34	5.500	8,469,793
3,909	FNMA *	09/01/34	6.000	3,895,531
2,224	FNMA *	10/01/34	6.000	2,216,033
7,856	FNMA	11/01/34	5.500	7,641,997
11,310	FNMA *	11/01/34	6.000	11,269,992
169	FNMA *	12/01/34	6.000	168,425
519	FNMA	01/01/35	5.500	504,341
2,259	FNMA *	01/01/35	6.000	2,250,991
15,300	FNMA	02/01/35	5.500	14,885,208
1,189	FNMA *	02/01/35	6.000	1,184,364
5,930	FNMA	04/01/35	5.500	5,760,764
6,405	FNMA *	04/01/35	6.000	6,382,232
4,569	FNMA	05/01/35	5.500	4,439,027
1,462	FNMA *	05/01/35	6.000	1,456,862
2,509	FNMA	06/01/35	5.500	2,437,194
334	FNMA *	06/01/35	6.000	332,917
660	FNMA	07/01/35	5.500	641,507
2,325	FNMA *	07/01/35	6.000	2,316,014
632	FNMA	08/01/35	5.000	597,543
1,900	FNMA	08/01/35	5.500	1,845,973
995	FNMA *	08/01/35	6.000	990,859
324	FNMA	09/01/35	5.000	306,452
1,342	FNMA *	09/01/35	6.000	1,336,585
367	FNMA *	10/01/35	6.000	365,323
89	FNMA *	11/01/35	6.000	88,586
50,000	FNMA	01/01/36	5.500	48,575,517
475	FNMA ARM	09/01/15	5.210	473,937
20	FNMA ARM	11/01/23	5.222	19,915
704	FNMA ARM	03/01/25	5.322	716,571
86	FNMA ARM	02/01/26	5.812	87,504
89	FNMA ARM	09/01/26	5.536	90,121
4,570	FNMA ARM	10/01/26	5.958	4,611,142
196	FNMA ARM	12/01/27	6.531	199,421
100	FNMA ARM	02/01/29	5.737	101,544
234	FNMA ARM	02/01/30	6.004	238,818

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

299	FNMA ARM	05/01/30	5.173	304,605
119	FNMA ARM	07/01/30	5.107	120,700
3,518	FNMA ARM	03/01/44	4.951	3,527,898
12,000	FNMA TBA	TBA	4.500	11,421,874
53,000	FNMA TBA	TBA	5.000	51,205,605
94,000	FNMA TBA	TBA	5.500	91,543,170
Total Federal National Mortgage Association Certificates (cost—$408,283,943)				401,853,046

Collateralized Mortgage Obligations—6.31%
1,650	Chevy Chase Funding LLC, Series 2004-1, Class A1 (2)	01/25/35	5.239‡	1,652,120
7,785	Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1	05/20/46	5.133‡	7,783,324
1,137	Federal Agricultural Mortgage Corp., Series 2002, Class AA1	04/25/11	7.826	1,163,905
163	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500	165,042
44	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500	43,859
225	FHLMC REMIC, Series 1003, Class H	10/15/20	5.688‡	225,334
9	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500	8,824
1,298	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000	1,333,281
690	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000	676,079
242	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000	249,042
111	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000	114,739
488	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500	488,683
21	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500	21,446
24	FHLMC REMIC, Series 2258, Class F	06/15/29	5.251‡	23,992
179	FHLMC REMIC, Series 2411, Class FJ	12/15/29	5.251‡	179,780
642	FNMA REMIC, Trust 1987-002, Class Z	11/25/17	11.000	716,050
508	FNMA REMIC, Trust 1988-007, Class Z	04/25/18	9.250	538,130
5	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000	5,682
32	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000	32,169
94	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750	98,453
1,267	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000	1,293,034
4	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250	4,072
53	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000	55,014
122	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000	124,786
148	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000	155,942
121	GNMA REMIC, Trust 2000-009, Class FH	02/16/30	5.410‡	121,890
5,731	Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A	02/25/35	5.279‡	5,759,137
1,732	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	5.260‡	1,736,731
52	Small Business Administration, Series 1997-P10, Class B11	05/01/07	7.310	52,936
426	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449	446,096
5,000	Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1	04/25/36	5.210‡	5,018,072
2,966	Washington Mutual, Series 2003-R1, Class A1	12/25/27	5.229‡	2,964,495
Total Collateralized Mortgage Obligations (cost—$32,853,325)				33,252,139

Asset-Backed Securities—3.03%
1,014	Centex Home Equity Loan Trust, Series 2005-C, Class AV1	06/25/35	5.049‡	1,014,047
649	Conseco Finance Securitizations Corp., Series 2000-5, Class M1	02/01/32	8.400	79,879
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B (2)††	08/15/25	6.000‡	16,381
693	EMC Mortgage Loan Trust, Series 2003-A, Class A2 (2)	08/25/40	5.709‡	704,312
404	First Franklin Mortgage Loan Trust, Series 2003-FF5, Class A2	03/25/34	5.610‡	402,858
109	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240	107,047
5,187	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1	01/25/36	5.049‡	5,187,401
4,611	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC1, Class A2A	01/25/37	5.039‡	4,611,083
990	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	5.399‡	992,863
58	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	5.299‡	57,866
2,816	Specialty Underwriting & Residential Financing, Series 2006-BC1, Class A2A	12/25/36	4.898‡	2,816,620
Total Asset-Backed Securities (cost—$18,163,755)				15,990,357

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)
Stripped Mortgage-Backed Securities †††—0.23%
461	FHLMC REMIC, Series 0013, Class B (1)	06/25/23	7.000	103,189
24	FHLMC REMIC, Series 1554, Class I (1)	08/15/08	6.500	1,211
531	FHLMC REMIC, Series 1627, Class PN (1)	09/15/22	6.000	13,138
36	FHLMC REMIC, Series 2136, Class GD (1)	03/15/29	7.000	8,196
185	FHLMC REMIC, Series 2178, Class PI (1)	08/15/29	7.500	41,043
† 0	FNMA REMIC, Trust 1992-142, Class KB (1)	08/25/07	11.980	1,827
† 0	FNMA REMIC, Trust 1992-157, Class JA (1)	09/25/07	10.146	1,723
39,888	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X (2)	10/03/15	0.611‡	1,032,155
Total Stripped Mortgage-Backed Securities (cost—$1,182,429)				1,202,482

Commercial Paper@—11.64%
Banking-US—8.63%
45,500	Credit Suisse First Boston	05/01/06	4.650	45,500,000

Finance-NonCaptive Diversified—3.01%
16,000	General Electric Capital Corp.	06/29/06 to 07/24/06	4.870 to 4.975	15,866,857
Total Commercial Paper (cost—$61,366,857)				61,366,857

Short-Term US Government and Agency Obligations@—8.09%
9,100	Federal Home Loan Mortgage Corp.	08/01/06	4.625	8,987,676
33,000	Federal National Mortgage Association	05/01/06	4.669	33,000,000
665	US Treasury Bills ‡‡	06/15/06	4.490 to 4.549	661,254
Total Short-Term US Government and Agency Obligations (cost—$42,648,930)				42,648,930

Repurchase Agreement—1.25%
6,618	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $6,785,000 US Treasury Bills, zero coupon due 06/08/06; (value—$ 6,751,075); proceeds: $6,620,371 (cost—$6,618,000)	05/01/06	4.300	6,618,000

Number of
Contracts
(000)
Options—0.01%
Call Options Purchased(1)—0.01%
100,000	3 Month LIBOR(3) Interest Rate Swap, strike @ 4.50%, expires 10/18/06	6,000
41,700	3 Month LIBOR(3) Interest Rate Swap, strike @ 4.73%, expires 02/01/07	26,688
Total Options (cost—$577,822)		32,688
Total Investments Before Investments Sold Short (cost—$734,236,853) (4)—136.99%		722,213,419

Principal
Amount
(000)
Investments Sold Short—(2.43)%
(5,500)	FNMA TBA	TBA	5.000	(5,353,909)
(7,500)	FNMA TBA	TBA	6.000	(7,464,840)
Total Investments Sold Short (Proceeds—$12,783,359)				(12,818,749)
Liabilities in excess of other assets—(34.56)%				(182,181,364)
Net Assets—100.00%				527,213,306

@	Interest rates shown are the discount rates at date of purchase.
*	Partial amount pledged as collateral for investments sold short.
‡	Floating rate securities. The interest rates shown are the current rates as of April 30, 2006.
‡‡	Partial amount pledged as collateral for futures and options transactions.
†	Principal amount is less than $500.
††	Bond interest in default.
†††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(1)	Illiquid securities representing 0.22% of net assets as of April 30, 2006.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.65% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	3 Month Libor (London Interbank Offered Rate) at April 30, 2006 was 5.130%.
(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $855,108 and $12,878,542, respectively, resulting in net unrealized depreciation of investments of $12,023,434.

ARM	Adjustable Rate Mortgage - The interest rates shown are the current rates as of April 30, 2006.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written Options

Number of
Contracts
(000)	Value ($)
Call Options Written(1)
43,000 3 Month LIBOR(3) Interest Rate Swap, strike @ 4.56%, expires 10/18/06	9,030
17,900 3 Month LIBOR(3) Interest Rate Swap, strike @ 4.78%, expires 02/01/07	28,998
Total Written Options (premiums received—$575,705)	38,028

Written option activity for the nine months ended April 30, 2006 was as follows:

	Number of	Amount of
	Contracts	Premiums
	(000)	Received ($)
Options outstanding at July 31, 2005	30,000	433,500
Options written	60,901	655,330
Options expired prior to exercise	(30,001)	(513,125)
Options outstanding at April 30, 2006	60,900	575,705

Futures Contracts

Number of		In	Expiration	Unrealized
Contracts	Contracts to Receive	Exchange For ($)	Dates	Depreciation ($)
100	90 Day Euro Dollar Futures	23,710,000	December 2006	(21,250)
112	90 Day Euro Dollar Futures	26,590,200	March 2007	(49,000)
112	90 Day Euro Dollar Futures	26,600,000	June 2007	(53,200)
112	90 Day Euro Dollar Futures	26,602,800	September 2007	(54,600)
112	90 Day Euro Dollar Futures	26,601,400	December 2007	(56,000)
127	US Treasury Note 10 Year Futures	13,444,328	June 2006	(35,906)
				(269,956)

Interest Rate Swaps(1)

Notional			Rate Type		Unrealized
Amount (000)		Termination Dates	Payments Made by the Fund (%)	Payments Received by the Fund (%)	Appreciation (Depreciation) ($)
USD	3,000	12/15/15	5.000	5.130†	124,209
USD	10,000	06/21/16	5.000	5.130†	335,779
USD	17,800	06/21/16	5.000	5.130†	480,820
USD	3,500	06/21/13	5.130†	5.000	(47,551)
					893,257

†                                Rate based on 3 Month LIBOR (London Interbank Offered Rate).

USD                       US Dollars

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal Amount (000)*		Maturity Dates	Interest Rates (%)	Value ($)

US Government Obligations—12.87%
9,685	US Treasury Notes	09/30/07	4.000	9,566,204
25,385	US Treasury Notes (1)	10/31/07	4.250	25,149,985
10,625	US Treasury Notes	01/31/08	4.375	10,533,274
1,200	US Treasury Notes	02/29/08	4.625	1,194,563
6,175	US Treasury Notes	11/15/08	4.375	6,100,468
Total US Government Obligations (cost—$52,765,369)				52,544,494

Government National Mortgage Association Certificate—0.38%
1,591	GNMA II ARM (cost—$1,559,688)	06/20/34	3.750	1,548,932

Federal Home Loan Bank Certificates—5.05%
4,485	FHLB	03/07/07	3.050	4,398,875
7,400	FHLB	03/07/07	3.750	7,311,089
9,000	FHLB	05/08/07	4.250	8,917,092
Total Federal Home Loan Bank Certificates (cost—$20,728,459)				20,627,056

Federal Home Loan Mortgage Corporation Certificates—6.78%
4,200	FHLMC	03/16/07	2.700	4,109,629
3,875	FHLMC	04/19/07	3.010	3,795,640
1,125	FHLMC	02/27/09	3.750	1,078,644
1,430	FHLMC	10/27/14	5.000	1,379,261
1,433	FHLMC ARM	12/01/34	4.199	1,380,718
16,400	FHLMC TBA	TBA	5.000	15,938,750
Total Federal Home Loan Mortgage Corporation Certificates (cost—$27,872,650)				27,682,642

Federal National Mortgage Association Certificates—5.27%
1,775	FNMA	06/16/06	1.750	1,767,341
3,775	FNMA	01/30/07	2.710	3,706,299
1,915	FNMA	01/26/09	4.000	1,859,170
1,661	FNMA	11/01/11	5.793	1,675,204
845	FNMA	05/01/13	4.625	800,638
2,050	FNMA	03/02/15	5.000	1,973,109
551	FNMA ARM	08/01/32	5.551	551,039
2,105	FNMA ARM	04/01/34	4.002	2,039,909
1,567	FNMA ARM	06/01/34	3.871	1,506,169
5,778	FNMA ARM	07/01/35	4.657	5,632,734
Total Federal National Mortgage Association Certificates (cost—$22,051,506)				21,511,612

Collateralized Mortgage Obligations—19.34%
2,460	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A	11/15/31	7.333	2,595,932
2,001	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	04/15/36	6.503	2,074,551
2,145	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	06/11/35	6.186	2,209,831
2,275	Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1	11/25/34	5.329‡	2,280,989
3,341	Bear Stearns ARM Trust, Series 2004-5, Class 2A	07/25/34	4.012	3,216,867
2,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198	2,106,117
1,698	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	09/15/30	6.030	1,713,820
3,611	Countrywide Alternative Loan Trust, Series 2005-56, Class 1A1	11/25/35	5.689‡	3,666,470
2,010	FHLMC REMIC Trust, Series 2626, Class NA	06/15/23	5.000	1,985,318
1,313	First Union - Lehman Brothers - Bank of America, Series 1998-C2, Class A2	11/18/35	6.560	1,334,604
3,125	First Union National Bank Commercial Mortgage Trust, Series 2001-C3, Class A3	08/15/33	6.423	3,247,145
133	FNMA REMIC Trust, Series 2002-63, Class EJ	10/25/32	6.000	132,942
3,409	FNMA REMIC Trust, Series 2004-25, Class PA	10/25/30	5.500	3,393,652
2,462	FNMA REMIC Trust, Series 2004-36, Class BS	11/25/30	5.500	2,460,279
1,848	FNMA REMIC Trust, Series 2005-57, Class PA	05/25/27	5.500	1,848,683
2,323	FNMA REMIC Trust, Series 2005-70, Class KB	05/25/35	5.500	2,311,851
2,482	FNMA REMIC Trust, Series 2005-83, Class LA	10/25/35	5.500	2,463,603
2,580	FNMA REMIC Trust, Series 2005-109, Class PV	10/25/32	6.000	2,604,122
1,545	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179	1,612,930
2,835	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2	09/15/35	6.957	2,992,721
2,520	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2	04/15/34	6.465	2,623,088

Principal Amount (000)*		Maturity Dates	Interest Rates (%)	Value ($)

1,650	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	05/10/43	4.754	1,532,977
700	Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	07/10/39	4.751	653,512
2,090	J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4	01/12/37	4.529	1,996,349
4,101	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 5A3	11/25/33	3.753	3,967,189
1,847	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210	1,877,117
957	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105	961,871
2,600	Morgan Stanley Capital I, Series 2005-HQ6, Class A2A	08/13/42	4.882	2,545,113
2,846	Nationslink Funding Corp., Series 1998-2, Class A2	08/20/30	6.476	2,895,288
138	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608	137,887
1,793	Small Business Administration, Series 2004-P10B, Class 1	08/10/14	4.754	1,692,453
945	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	5.259	947,478
1,560	Structured Asset Securities Corp., Series 2003-2, Class C (2)	01/21/09	4.000‡	1,560,200
1,033	Structured Asset Securities Corp., Series 2003-AL1, Class A (2)	04/25/31	3.356	916,168
2,852	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.843	2,745,715
2,860	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2 (2)	05/25/36	5.150	2,825,810
2,967	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	06/25/34	4.526‡	2,867,632
Total Collateralized Mortgage Obligations (cost—$80,724,293)				78,998,274

Asset-Backed Securities—14.78%
3,000	American Express Master Credit Card Trust, Series 2005-5, Class A	02/15/13	4.941‡	2,999,693
2,800	Bank One Issuance Trust, Series 2003-A3, Class A3	12/15/10	5.011‡	2,805,636
3,800	Chase Credit Card Master Trust, Series 2003-6, Class A	02/15/11	5.011‡	3,809,539
2,800	Chase Issuance Trust, Series 2004-A9, Class A9	06/15/10	3.220	2,722,637
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050	2,933,340
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900	3,319,563
4,175	Citibank Credit Card Issuance Trust, Series 2003-A9, Class A9	11/22/10	4.850‡	4,182,580
3,325	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	01/20/09	2.550	3,262,708
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200	3,237,578
1,993	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF1	10/25/35	5.089‡	1,993,534
2,940	Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV1	04/25/36	5.049‡	2,940,092
3,419	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1	03/25/36	5.079‡	3,418,888
2,592	Countrywide Asset-Backed Certificates, Series 2006-IM1, Class A1	04/25/36	5.049‡	2,592,053
2,103	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180	2,083,622
2,000	Epoch 2002 Ltd. (2)	05/30/07	5.410‡	2,015,000
3,325	Ford Credit Auto Owner Trust, Series 2006-A, Class A3	03/15/10	5.050	3,313,572
2,925	MBNA Master Credit Card Trust, Series 2004-A4, Class A4	09/15/09	2.700	2,856,529
3,775	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3	02/15/10	5.160	3,772,052
2,858	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1	03/25/36	5.039‡	2,857,897
3,300	Sallie Mae Student Loan Trust, Series 2005-8, Class A4	01/25/28	4.250	3,224,991
Total Asset-Backed Securities (cost—$60,904,322)				60,341,504

Principal Amount (000)*		Maturity Dates		Interest Rates (%)	Value ($)

Corporate Notes—31.37%
Aerospace & Defense—0.31%
565	Northrop Grumman Corp.	11/16/06		4.079	561,335
689	Raytheon Co.	08/15/07		6.750	698,036
					1,259,371

Airlines—0.12%
514	Continental Airlines, Inc.	02/02/19		6.545	512,437

Automotive—0.40%
800	DaimlerChrysler N.A. Holding	06/15/10		4.875	772,059
200	DaimlerChrysler N.A. Holding	11/15/13		6.500	203,153
660	Johnson Controls, Inc.	01/15/11		5.250	647,582
					1,622,794

Banking-Non-US—2.09%
390	HBOS Treasury Services PLC (2)	01/12/07		3.125	384,186
500	HBOS Treasury Services PLC (2)	09/30/08		3.750	482,051
1,400	Kreditanstalt Fuer Wiederaufbau	09/21/07		3.250	1,365,141
5,225	L-Bank BW Foerderbank	07/27/06		3.420	5,206,927
650	National Westminster Bank	10/16/07	†††	7.750±	669,447
425	Swedish Export Credit Corp.	01/15/08		3.500	413,708
					8,521,460

Banking-US—6.46%
400	BankBoston N.A.	04/15/08		6.375	407,403
3,200	Bank of America Corp.	03/24/09		4.960‡	3,199,578
1,315	Bank of America Corp.	02/15/10		7.800	1,415,316
90	Bank of America Corp.	08/01/10		4.500	86,866
250	Bank One Corp.	06/30/08		2.625	236,264
975	Bank One N.A., Illinois ‡‡‡	01/15/08		3.700	949,590
1,300	DEPFA Asset Covered Securities Bank (2)	10/28/15		4.875	1,239,724
825	Deutsche Bank AG NY	03/15/07		3.843‡	811,800
3,925	HSBC Bank USA	06/07/07		3.870	3,925,000
250	Huntington National Bank	10/16/06		2.750	247,154
635	Suntrust Bank	10/15/07		3.625	618,704
430	Suntrust Bank	10/15/08		4.000	416,997
500	Suntrust Bank	06/15/09		4.415	485,270
1,425	US Bank N.A.	03/12/07		2.400	1,387,379
860	US Bank N.A.	02/01/08		6.500	877,896
690	USB Capital IX	04/15/11	†††	6.189±	681,828
785	US Central Credit Union	05/30/08		2.750	746,497
1,875	Wachovia Bank N.A.	03/23/09		4.980‡	1,874,220
720	Wachovia Capital Trust III	03/15/11	†††	5.800±	705,871
1,500	Wachovia Corp.	11/01/06		4.950	1,497,006
840	Wachovia Corp.	12/15/08		5.625	845,715
925	Wells Fargo & Co.	05/21/06		5.900	925,254
1,150	Wells Fargo & Co.	08/15/08		3.120	1,098,316
1,545	Wells Fargo & Co.	01/15/10		4.200	1,479,687
220	Wells Fargo & Co.	01/12/11		4.875	214,491
					26,373,826

Diversified Financials—0.35%
450	Encana Holdings Financial Corp.	05/01/14		5.800	447,473
845	Nationwide Building Society (2)	01/30/07		2.625	828,645
180	Nationwide Building Society (2)	02/01/10		4.250	172,338
					1,448,456

Diversified Manufacturing—0.41%
690	Tyco International Group SA	08/01/06		5.800	690,628
975	Tyco International Group SA	10/15/11		6.375	1,002,702
					1,693,330

Principal Amount (000)*		Maturity Dates	Interest Rates (%)	Value ($)

Electric Utilities—0.81%
520	American Electric Power	08/16/07	4.709	515,049
625	DTE Energy Co.	08/16/07	5.630	626,149
650	PSEG Funding Trust	11/16/07	5.381	647,633
950	Scottish Power PLC	03/15/10	4.910	924,795
600	SP Powerassets Ltd. (2)	10/22/08	3.800	578,073
				3,291,699

Electronics—0.03%
115	Loral Corp.	09/15/23	7.000	123,794

Energy—0.41%
675	Anadarko Petroleum Corp.	05/01/08	3.250	647,674
60	Conoco Funding Co.	10/15/06	5.450	60,018
340	Florida Power Corp.	03/01/13	4.800	320,680
675	Ocean Energy, Inc.	10/01/07	4.375	665,691
				1,694,063

Finance-Consumer—0.29%
1,175	Commercial Credit Co.	07/01/07	6.750	1,191,144

Financial Services—10.07%
450	Bank of New York Co., Inc. MTN ‡‡‡	09/01/07	3.900	441,887
550	Bear Stearns Co., Inc.	03/25/09	3.250	519,427
670	Bear Stearns Co., Inc.	06/23/10	4.550	645,521
4,445	Citigroup, Inc.	02/22/10	4.125	4,249,367
340	Citigroup, Inc.	08/03/10	4.625	329,162
2,875	Eksportfinans	07/15/09	4.375	2,798,039
1,225	General Electric Capital Corp.	08/15/07	3.500	1,198,916
4,555	General Electric Capital Corp.	11/15/11	5.000	4,442,455
3,650	General Electric Capital Corp. MTN	01/15/08	3.450‡	3,635,740
695	General Electric Capital Corp. MTN	09/01/09	4.125	669,915
2,350	General Electric Capital Corp. MTN	10/21/10	4.875	2,295,595
3,925	Goldman Sachs Group, Inc.	01/15/11	5.000	3,828,508
675	HSBC Finance Corp.	07/15/06	7.200	677,489
350	HSBC Finance Corp.	01/30/07	5.750	351,267
50	HSBC Finance Corp.	08/01/10	6.375	51,432
1,530	J.P. Morgan Chase & Co. (1)	02/01/08	4.000	1,496,178
450	Lehman Brothers Holdings, Inc.	03/13/09	3.600	429,544
1,800	Lehman Brothers Holdings, Inc.	04/25/11	5.750	1,797,091
800	Massmutual Global Funding (2)	07/15/08	2.550	753,601
4,775	Morgan Stanley	03/07/08	4.910‡	4,774,155
1,460	Morgan Stanley	01/21/11	5.050	1,424,997
250	Morgan Stanley	04/15/11	6.750	262,110
575	Morgan Stanley	04/01/12	6.600	601,042
1,000	New York Life Global Funding MTN (2)	01/15/09	3.875	962,627
400	Nuveen Investments	09/15/15	5.500	378,666
455	Principal Life Global Funding (2)	04/30/08	3.625	439,612
345	State Street Corp.	06/15/10	7.650	370,828
250	TIAA Global Markets (2)	01/22/08	3.875	243,759
375	US Bancorp	08/23/07	3.950	368,144
700	Washington Mutual Finance Corp.	05/15/06	6.250	700,240
				41,137,314

Insurance—1.10%
575	Allstate Financial Global Funding II (2)	10/22/06	2.625	567,650
1,430	Berkshire Hathaway Finance Corp.	01/15/10	4.125	1,364,881
1,350	Chubb Corp.	11/16/07	4.934	1,339,984
235	Metropolitan Life Global Funding (2)	07/30/09	4.250	229,082
165	Protective Life Second Trust	11/24/08	3.700	158,382
850	Prudential Financial, Inc.	05/01/08	3.750	823,059
				4,483,038

Media—0.90%
1,525	Comcast Corp.	11/15/10	5.450	1,507,409
550	Comcast Corp.	03/15/16	5.900	536,367
745	Lenfest Communications, Inc.	02/15/08	7.625	769,534
225	News America Holdings	07/15/24	9.500	277,012
200	News America Holdings	02/23/25	8.500	229,276
350	Time Warner, Inc.	02/01/24	7.570	374,663
				3,694,261

Principal Amount (000)*		Maturity Dates	Interest Rates (%)	Value ($)

Medical Providers—0.64%
1,700	Wellpoint, Inc.	06/15/06	6.375	1,702,342
950	Wellpoint, Inc.	01/15/11	5.000	925,497
				2,627,839

Oil & Gas—0.58%
1,250	ConocoPhillips Co.	05/25/10	8.750	1,395,991
150	Encana Corp.	08/15/09	4.600	145,843
825	Kinder Morgan Finance	01/05/11	5.350	810,517
				2,352,351

Oil Refining—0.13%
225	Enterprise Products Operating LP	10/15/07	4.000	219,870
300	Tosco Corp.	01/01/07	7.250	303,133
				523,003

Oil Services—0.21%
850	Halliburton Co.	10/15/10	5.500	848,647

Pharmaceuticals—0.82%
305	Merck & Co., Inc.	07/01/06	5.250	304,941
460	Merck & Co., Inc.	03/30/07	2.500	448,582
340	Schering-Plough Corp.	12/01/13	5.550	332,814
2,340	Wyeth	02/15/16	5.500	2,262,516
				3,348,853

Railroads—0.31%
750	Canadian National Railway Co.	03/15/13	4.400	694,825
555	Union Pacific Corp.	12/01/06	6.700	558,947
				1,253,772

Real Estate Investment Trusts—0.92%
340	Archstone-Smith Operating Trust	08/15/07	5.000	337,674
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000	549,777
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125	285,082
780	ERP Operating LP	03/15/12	6.625	815,623
800	Prologis (2)	11/15/10	5.250	784,275
225	Rouse Co.	03/15/09	3.625	209,786
315	Rouse Co.	11/26/13	5.375	290,564
460	Spieker Properties LP	01/15/08	6.750	467,739
				3,740,520

Retail—0.15%
130	Federated Department Stores	09/01/08	6.625	133,162
440	May Department Stores Co.	10/15/16	7.450	471,326
				604,488

Software—0.49%
1,700	Oracle Corp./Ozark Holdings (2)	01/15/11	5.000	1,656,844
350	Oracle Corp./Ozark Holdings (2)	01/15/16	5.250	330,873
				1,987,717

Specialty Purpose Entity—0.42%
330	BAE Systems Holdings, Inc. (2)	08/15/15	5.200	307,601
1,425	UnitedHealth Group	03/15/11	5.250	1,406,831
				1,714,432

Telecommunications—1.58%
1,585	AT&T Broadband Corp.	03/15/13	8.375	1,774,381
110	Cox Communications, Inc.	11/01/10	7.750	117,619
350	Cox Communications, Inc.	10/01/12	7.125	367,398
205	Deutsche Telekom International Finance	03/23/16	5.750	197,962
725	SBC Communications, Inc. (2)	06/05/06	4.389	724,536
95	SBC Communications, Inc.	02/01/12	5.875	95,431
475	Sprint Capital Corp.	01/30/11	7.625	512,628

Principal Amount (000)*			Maturity Dates	Interest Rates (%)	Value ($)

100		TCI Communications, Inc.	08/01/13	7.875	109,422
50		TCI Communications, Inc.	08/01/15	8.750	58,038
265		Telecom Italia Capital	11/15/13	5.250	249,885
235		Telefonica Europe BV	09/15/10	7.750	252,318
2,030		Verizon New Jersey, Inc.	01/17/12	5.875	2,001,152
					6,460,770

Utilities—0.91%
875		Dominion Resources, Inc.	11/15/06	3.660	866,906
650		Dominion Resources, Inc.	12/15/09	5.125	638,333
100		Dominion Resources, Inc.	09/15/14	7.195	106,617
950		Nisource Finance Corp.	11/23/09	5.344‡	953,181
1,075		Nisource Finance Corp.	11/15/10	7.875	1,161,244
					3,726,281

Wireless Telecommunications—0.46%
900		Vodafone Group PLC	01/30/08	3.950	878,523
920		Vodafone Group PLC	02/15/10	7.750	983,191
					1,861,714
Total Corporate Notes (cost—$130,744,780)					128,097,374

International Government Obligations—0.27%
685		United Mexican States	03/03/15	6.625	709,318
400		United Mexican States	09/27/34	6.750	406,400
Total International Government Obligations (cost—$1,095,455)					1,115,718

Short-Term International Government Obligations‡‡—1.07%
France—1.07%
EUR	3,498	Republic of France Treasury Bills (cost—$4,290,418)	07/13/06	2.506 to 2.535	4,390,355

Short-Term U.S. Government Agency Obligation‡‡—0.59%
2,400		Federal Home Loan Bank (cost—$2,400,000)	05/01/06	4.650	2,400,000

Repurchase Agreement—0.01%
27		Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $27,680 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$27,541); proceeds: $27,010 (cost—$27,000)	05/01/06	4.300	27,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—5.70%
Money Market Funds†—0.78%
††0		AIM Liquid Assets Portfolio		4.720	45
††0		AIM Prime Portfolio		4.746	159
††0		Barclays Prime Money Market Fund		4.705	32
2		DWS Money Market Series		4.688	1,739
3,189		UBS Private Money Market Fund LLC**		4.739	3,189,428
Total Money Market Funds (cost—$3,191,403)					3,191,403

Principal Amount (000)*
Repurchase Agreements—4.92%
15,055		Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $15,501,000 Federal Home Loan Bank obligations, zero coupon due 07/05/06; (value—$15,356,841); proceeds: $15,061,455	05/01/06	4.770	15,055,470
5,028		Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $5,190,000 Federal Home Loan Mortgage Corp. obligations, 3.050% due 12/29/06; (value—$5,129,002); proceeds: $5,030,380	05/01/06	4.780	5,028,377
Total Repurchase Agreements (cost—$20,083,847)					20,083,847
Total Investments of Cash Collateral from Securities Loaned (cost—$23,275,250)					23,275,250
Total Investments (cost—$428,439,190) (3)(4)—103.48%					422,560,211
Liabilities in excess of other assets—(3.48)%					(14,198,511)
Net Assets—100.00%					408,361,700

(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.41% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $297,429 and $6,176,408, respectively, resulting in net unrealized depreciation of investments of $5,878,979.

(4)

Includes $24,249,995 of investments in securities on loan, at value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $23,275,250, the custodian also held the following U.S. Government agency security having an aggregate value of $2,024,995 as collateral for portfolio security loaned.

Principal
Amount (000)*	Security Description	Maturity Date	Interest Rate (%)	Value ($)
2,082	Federal Home Loan Mortgage Corp.	11/15/13	4.875	2,024,995

*	In US Dollars unless otherwise indicated.
‡	Floating rate securities. The interest rates shown are the current rates as of April 30, 2006.
‡‡	Interest rate shown is the discount rate at date of purchase.
†	Interest rates shown reflect yield at April 30, 2006.
††	Amount represents less than 500 shares.
†††	Perpetual bond security. The maturity date reflects the next call date.
±	Variable rate securities—The interest rates shown are the current rates as of April 30, 2006.
‡‡‡	Entire amount pledged as collateral for futures transactions.
ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of April 30, 2006.
EUR	Euro Dollar
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)

UBS Private Money Market Fund LLC	21,399,173	238,891,421	257,101,166	3,189,428	9,218

Futures Contracts

				Unrealized
Number of		In	Expiration	Appreciation
Contracts	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
115	US Treasury Bond 20 Year Futures	12,938,756	June 2006	(651,724)
115	US Treasury Note 2 Year Futures	23,492,566	June 2006	(63,113)
598	US Treasury Note 10 Year Futures	64,240,493	June 2006	(1,104,774)
				(1,819,611)

	Contracts to Deliver
186	US Treasury Note 5 Year Futures	19,532,401	June 2006	159,338
				(1,660,273)

Forward Foreign Currency Contract

	Contract to	In		Maturity	Unrealized
	Deliver	Exchange For		Date	(Depreciation) ($)
Euro Dollar	1,201,107	USD	1,477,980	06/13/06	(41,746)

Currency Type Abbreviation:
USD US Dollar

Written Options

Written option activity for the nine months ended April 30, 2006 was as follows:

		Amount of
	Number of	Premiums
	Contracts	Received ($)
Options outstanding at July 31, 2005	116	84,763
Options expired prior to exercise	(116)	(84,763)
Options outstanding at April 30, 2006	—	—

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	94.5
Germany	1.6
United Kingdom	1.3
Norway	0.7
Canada	0.5
Luxembourg	0.4
Ireland	0.3
Mexico	0.3
Singapore	0.1
Netherlands	0.1
Sweden	0.1
Italy	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

US Government Obligations—4.00%
1,900	US Treasury Notes	04/15/10	4.000	1,838,695
15,400	US Treasury Notes (2)	05/15/10	3.875	14,822,500
3,200	US Treasury Notes	09/15/10	3.875	3,070,249
1,800	US Treasury Notes	02/15/13	3.875	1,685,180
Total U.S. Government Obligations (cost—$21,744,642)				21,416,624

Government National Mortgage Association Certificates—0.12%
112	GNMA	06/15/17	8.000	117,618
121	GNMA	07/15/17	8.000	127,896
67	GNMA	09/15/17	8.000	70,425
148	GNMA	11/15/17	8.000	156,176
17	GNMA II ARM	11/20/23	5.125	17,327
20	GNMA II ARM	07/20/25	4.750	20,327
46	GNMA II ARM	01/20/26	4.375	45,996
68	GNMA II ARM	05/20/26	4.375	67,899
Total Government National Mortgage Association Certificates (cost—$624,084)				623,664

Federal Home Loan Mortgage Corporation Certificates—1.98%
4,101	FHLMC	11/01/08	4.500	4,031,353
1,540	FHLMC	05/01/25	7.645	1,614,442
2,273	FHLMC †	05/01/35	5.500	2,198,682
382	FHLMC	09/01/35	5.000	361,495
191	FHLMC	10/01/35	5.000	180,661
1,699	FHLMC	11/01/35	5.000	1,606,419
600	FHLMC	04/01/36	5.500	578,907
Total Federal Home Loan Mortgage Corporation Certificates (cost—$10,716,801)				10,571,959

Federal Housing Administration Certificates—0.06%
187	FHA GMAC	12/01/21	7.430	187,694
83	FHA Reilly	08/01/20	7.430	83,626
64	FHA Reilly	10/01/20	7.430	64,815
Total Federal Housing Administration Certificates (cost—$347,478)				336,135

Federal National Mortgage Association Certificates—7.75%
3,668	FNMA	12/01/09	6.970	3,818,212
75	FNMA	01/01/35	5.500	72,980
957	FNMA	09/01/35	5.000	905,762
86	FNMA ARM	04/01/27	5.835	87,293
114	FNMA ARM	05/01/27	5.955	116,928
299	FNMA ARM	05/01/30	5.173	304,605
3,259	FNMA ARM	07/01/34	4.527	3,191,788
19,497	FNMA ARM	11/01/34	4.193	19,196,156
657	FNMA ARM	08/01/40	5.151	662,997
277	FNMA ARM COFI	11/01/26	3.498‡	276,996
13,200	FNMA TBA	TBA	5.500	12,816,382
Total Federal National Mortgage Association Certificates (cost—$41,631,343)				41,450,099

Collateralized Mortgage Obligations—43.82%
7,835	Banc of America Funding Corp., Series 2005-D, Class A1	05/25/35	4.116‡	7,581,962
19	Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3	07/20/32	6.607‡	18,937
108	Bear Stearns, Series 2002-2, Class 3A	06/25/31	6.784‡	107,008
114	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.450‡	112,192
366	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.067‡	364,222
1,122	Bear Stearns, Series 2003-3, Class 1A	10/25/33	4.410‡	1,100,403
3,900	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.833‡	3,900,173
6,036	Bear Stearns, Series 2004-6, Class 1A1	09/25/34	4.562‡	5,979,254
6,336	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.100‡	6,269,889
5,931	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	4.909‡	5,912,322
2,931	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.351‡	2,911,389
341	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250	331,630
2,877	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A	12/25/35	4.900‡	2,836,942
5,180	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	10/25/35	4.900‡	5,087,757

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

1,772	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	12/25/33	6.250	1,763,299
3,242	Countrywide Home Loans, Series 2003-R4, Class 2A (1)	01/25/34	6.500	3,290,652
3,558	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.236‡	3,510,517
336	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000	335,788
5	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500	5,406
1,444	FHLMC REMIC, Series 1502, Class PXZ	04/15/23	7.000	1,483,200
490	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000	503,188
552	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000	540,863
417	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000	429,463
620	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000	639,646
149	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500	148,890
1,225	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500	1,231,951
549	FHLMC REMIC, Series 2400, Class FQ	01/15/32	5.401‡	555,039
5,548	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000	4,615,501
2,196	FHLMC REMIC, Series 2764, Class LZ	03/15/34	4.500	1,674,011
3,924	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500	3,572,220
3,043	FHLMC REMIC, Series 2835, Class JZ	08/15/34	5.000	2,682,559
10,541	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000	8,740,432
6,200	FHLMC REMIC, Series 2921, Class PG	01/15/35	5.000	5,575,308
4,083	FHLMC REMIC, Series 2981, Class XZ	03/15/35	5.000	3,373,551
4,543	FHLMC REMIC, Series 2983, Class TZ	05/15/35	6.000	4,421,141
370	FHLMC REMIC, Series G23, Class KZ	11/25/23	6.500	375,096
2,157	FHLMC REMIC, Series T-054, Class 2A	02/25/43	6.500	2,187,994
8,150	FHLMC REMIC, Series T-058, Class 2A	09/25/43	6.500	8,271,952
7,055	FHLMC REMIC, Series T-061, Class 1A1	07/25/44	5.151‡	7,107,859
263	FNMA REMIC, Series 1998-066, Class FG	12/25/28	5.259‡	263,613
43	FNMA REMIC, Series 2000-034, Class F	10/25/30	5.409‡	43,476
4,016	FNMA REMIC, Series 2002-080, Class A1	11/25/42	6.500	4,076,912
8,294	FNMA REMIC, Series 2003-064, Class AH	07/25/33	6.000	7,963,333
271	FNMA REMIC, Series 2003-W8, Class 2A	10/25/42	7.000	277,116
4,685	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000	4,684,040
5,975	FNMA REMIC, Series 2004-W8, Class 2A	06/25/44	6.500	6,073,314
3,619	FNMA REMIC, Series 2005-09, Class ZA	02/25/35	5.000	2,918,444
1,201	FNMA REMIC, Series 2005-024, Class ZE	04/25/35	5.000	971,816
417	FNMA REMIC, Series 2005-054, Class ZM	06/25/35	4.500	313,039
5,602	FNMA REMIC, Series 2005-116, Class TZ	01/25/36	5.500	4,888,324
6,111	FNMA REMIC, Series 2005-120, Class ZU	01/25/36	5.500	5,473,136
26	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500	26,861
61	FNMA REMIC, Trust Series 1992-040, Class ZC	07/25/22	7.000	62,575
31	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000	31,194
88	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000	89,650
525	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000	543,312
629	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000	641,584
79	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900	79,751
460	FNMA REMIC, Trust Series 1993-096, Class PZ	06/25/23	7.000	474,153
68	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500	68,052
40	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000	41,259
425	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000	423,122
2,014	FNMA REMIC, Trust Series 1998-M5, Class B	09/25/07	6.270	2,018,620
2,185	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390	2,243,159
1,926	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250	1,920,499
317	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	5.510‡	320,415
339	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	5.310‡	341,595
11,556	GNMA REMIC, Trust Series 2003-098, Class Z	11/20/33	6.000	11,054,691
5,094	GNMA REMIC, Trust Series 2005-026, Class ZA	01/20/35	5.500	4,540,020
4,407	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	09/25/35	4.541	4,305,390
758	Housing Security, Inc., Series 1992-8, Class B	06/25/24	6.256‡	736,789
440	Keycorp Student Loan Trust, Series 1996-A, Class A2	08/27/25	4.886‡	441,316
1,437	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.411‡	1,597,119
1,899	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1	01/25/36	5.039‡	1,898,657
2,181	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250	2,098,642
2,300	Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23	12/25/34	5.500	2,091,376
1,254	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060	1,302,791
1,598	Small Business Administration, Series 2000-20K, Class 1	11/01/20	7.220	1,689,722

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

3,277	Small Business Administration, Series 2001-P10B, Class 1	08/01/11	6.344	3,351,922
4,950	Small Business Administration, Series 2002-20K, Class 1	11/01/22	5.080	4,824,434
847	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130	824,224
2,480	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890	2,377,541
8,578	Small Business Administration, Series 2004-P10A, Class 1	02/10/14	4.504	8,131,120
2,746	Small Business Administration, Series 2005-20H, Class 1	08/01/25	5.110	2,648,820
2,907	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A	07/25/34	5.000	2,866,136
1,754	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	5.240‡	1,757,094
5,200	Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1	04/25/36	5.210‡	5,218,795
4,351	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375	3,928,056
469	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	5.288‡	470,907
174	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.127‡	172,899
660	Washington Mutual Mortgage Securities Corp., Series 2005-AR1, Class A1A	01/25/45	5.279‡	660,519
774	Washington Mutual Mortgage Securities Corp., Series 2005-AR2, Class 2A1A	01/25/45	5.269‡	777,634
2,971	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	12/25/33	4.714‡	2,849,364
5,008	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	03/25/36	4.950	4,912,393
Total Collateralized Mortgage Obligations (cost—$241,843,946)				234,350,341

Asset-Backed Securities—2.27%
3,055	Ace Securities Corp., Series 2005-HE6, Class A2A	10/25/35	5.069‡	3,055,365
3,611	Argent Securities, Inc., Series 2005-W4, Class A2A	02/25/36	5.099‡	3,611,207
559	Asset Backed Funding Certificates, Series 2005-HE2, Class A2A	06/25/35	5.069‡	558,930
52	C-Bass Trust, Series 2000-CB4, Class A1A	02/25/30	5.599‡	52,170
107	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A	09/15/29	5.311‡	107,350
4,000	First USA Credit Card Master Trust, Series 2001-4, Class A	01/12/09	4.989‡	3,999,950
722	Mid-State Trust, Series 4, Class A	04/01/30	8.330	754,767
Total Asset-Backed Securities (cost—$12,135,588)				12,139,739

Stripped Mortgage-Backed Securities††—0.00%
20	FNMA REMIC, Trust Series 1993-40, Class P † (cost—$1,001)	04/25/08	7.000‡	1,135

Corporate Notes—13.58%
Aerospace & Defense—0.23%
1,200	BAE Systems Holdings, Inc. (1)	08/15/08	5.149‡	1,201,724

Airline—0.00%
348	United Air Lines, Inc.† (a)	11/27/12	10.360	17,423

Automobiles—0.64%
2,900	Daimler Chrysler N.A. Holding	03/13/09	5.330‡	2,900,861
500	Daimler Chrysler N.A. Holding	11/15/13	6.500	507,882
				3,408,743

Banking-Non-US—0.59%
2,900	Resona Bank Ltd. (1)	09/29/49	5.850‡	2,769,668
400	VTB Capital (Vneshtorgbank) (1)	09/21/07	5.680‡	400,100
				3,169,768

Banking-US—0.28%
1,500	Wachovia Bank N.A.	12/02/10	4.893‡	1,499,475

Diversified Financials—2.57%
4,900	CIT Group, Inc.	11/24/08	5.000	4,855,268
2,500	Goldman Sachs Group, Inc.	12/22/08	5.025‡	2,500,123
400	Goldman Sachs Group, Inc.	10/15/13	5.250	386,252
1,200	Hutchison Whampoa International Ltd.	11/24/10	5.450	1,183,360
2,600	Lehman Brothers Holdings	01/23/09	5.190‡	2,600,405
2,300	Sumitomo Mitsui Banking (1)	12/31/49	5.625‡	2,197,073
				13,722,481

Electric Utilities—0.31%
1,800	PSE&G Power LLC	04/01/14	5.000	1,682,564

Energy Equipment & Services—0.15%
800	Panhandle Eastern Pipeline	08/15/08	4.800	785,909

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

Energy-Integrated—0.30%
1,500	CMS Energy Corp.	07/15/08	8.900	1,580,625

Finance-NonCaptive Diversified—0.35%
800	Ford Motor Credit Corp.	03/13/07	5.090‡	779,920
1,100	Ford Motor Credit Corp.	03/21/07	5.880‡	1,083,348
				1,863,268

Financial Services—3.37%
900	Bear Stearns Co., Inc.	01/31/11	5.356‡	900,641
200	Bombardier Capital, Inc. †	03/30/07	7.090	200,760
1,200	Citigroup, Inc.	05/02/08	4.730‡	1,200,888
1,400	General Motors Acceptance Corp. (2)	09/15/06	6.125	1,388,976
3,500	General Motors Acceptance Corp.	03/20/07	5.620‡	3,432,898
1,400	HSBC Finance Capital Trust IX	11/30/35	5.911‡	1,352,533
300	HSBC Finance Corp.	09/15/08	5.040‡	300,598
2,700	HSBC Holdings PLC	05/02/36	6.500	2,721,362
4,000	Infrastructure Finance Corp.	03/26/09	4.090‡	3,940,000
2,600	SLM Corp.	03/15/11	5.120‡	2,598,690
				18,037,346

Forest Products—0.33%
1,746	Koch Forest Products, Inc.	12/20/12	6.979‡	1,758,630

Hotels, Restaurants & Leisure—0.46%
1,200	Host Marriott LP	10/01/07	9.250	1,248,000
1,200	Starwood Hotels Resorts	05/01/07	7.375	1,221,000
				2,469,000

Hotels/Gaming—0.49%
1,100	MGM Mirage, Inc. (2)	08/01/07	6.750	1,108,250
1,400	MGM Mirage, Inc.	09/15/10	8.500	1,485,750
				2,594,000

Media—0.62%
2,000	Cox Enterprises, Inc. (1)	02/15/07	8.000	2,027,392
1,300	Time Warner, Inc.	08/15/06	8.110	1,309,376
				3,336,768

Medical Providers—0.18%
1,000	HCA, Inc.	11/06/08	5.250	983,244

Oil & Gas—0.68%
1,600	El Paso Corp.	12/15/07	6.950	1,610,000
2,000	Williams Cos., Inc.	02/16/07	5.935	2,035,000
				3,645,000

Oil Refining—0.18%
1,000	Enterprise Products Operating L.P., Series B	10/15/09	4.625	965,964

Oil Services—0.65%
300	Pemex Project Funding Master Trust (1)	12/03/12	5.430‡	300,000
3,000	Pemex Project Funding Master Trust	12/15/14	7.375	3,180,000
				3,480,000

Paper & Packaging—0.16%
900	Packaging Corp. of America	08/01/13	5.750	868,884

Software—0.26%
1,400	Oracle Corp./ Ozark Holding (1)	01/13/09	5.280‡	1,396,681

Telecommunication Services—0.78%
3,400	Verizon Communications	02/15/16	5.550	3,244,372
1,000	Verizon North, Inc. *	01/01/21	5.634	916,090
				4,160,462
Total Corporate Notes (cost—$73,550,499)				72,627,959

	Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

International Government Obligations—3.23%
	400	Federal Republic of Brazil	06/29/09	10.710‡	464,600
	432	Federal Republic of Brazil	01/15/18	8.000	468,936
	100	Federal Republic of Brazil	10/14/19	8.875	115,250
JPY	992,000	Republic of Italy	10/10/06	0.375	8,724,085
JPY	484,000	Republic of Italy	03/27/08	3.800	4,497,002
	2,000	Russian Federation	06/26/07	10.000	2,095,800
	75	Russian Federation	03/31/30	5.000‡	81,263
	500	United Mexican States	09/24/22	8.000	575,000
	200	United Mexican States	08/15/31	8.300	237,500
Total International Government Obligations (cost—$17,404,880)					17,259,436

Municipal Bonds and Notes—3.53%
Tobacco—2.46%
	200	Golden State Tobacco Securitization Corp.	06/01/39	6.750	222,530
	830	Golden State Tobacco Securitization Corp., Series 2003 A-1	06/01/33	6.250	901,978
	3,100	Tobacco Settlement Funding Corp.	06/01/39	6.750	3,455,105
	1,135	Tobacco Settlement Funding Corp., New Jersey	06/01/32	5.750	1,177,676
	230	Tobacco Settlement Funding Corp., New Jersey	06/01/32	6.375	249,929
	900	Tobacco Settlement Funding Corp., New Jersey	06/01/42	6.125	944,604
	200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250	209,502
	1,075	Tobacco Settlement Funding Corp., Series 2001-B	05/15/39	5.875	1,126,095
	240	Tobacco Settlement Funding Corp., Virginia	06/01/13	4.000	239,390
	1,100	Tobacco Settlement Funding Corp., Virginia	06/01/37	5.625	1,124,068
	125	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666	126,054
	3,030	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series B	05/15/30	6.375	3,381,662
					13,158,593

Utilities—1.07%
	3,200	New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D	06/15/38	4.750	3,148,000
	2,700	Tennessee Valley Authority	04/01/56	5.375	2,557,340
					5,705,340
Total Municipal Bonds and Notes (cost—$18,172,947)					18,863,933

Short-Term International Government Obligations—1.71%
EUR	6,660	Federal Republic of Germany Treasury Bill	07/12/06	2.507 to 2.563	8,360,668
EUR	600	Federal Republic of Germany Treasury Bill	08/16/06	2.668	750,957
EUR	40	Republic of France Treasury Bill	08/03/06	2.646	50,126
Total Short-Term International Government Obligations (cost—$8,714,660)					9,161,751

Commercial Paper@—17.45%
Banking-Non-US—8.51%
	3,000	Bank of Ireland	05/23/06	4.680	2,991,420
	14,600	DNB NOR ASA	07/17/06	4.960	14,445,110
	9,200	HBOS Treasury Services PLC	05/23/06 to 07/26/06	4.670 to 4.985	9,098,590
	4,500	Skandinaviska Enskilda Banken AG	06/22/06	4.830	4,468,605
	14,700	Westpac Banking Corp.	07/24/06	4.980	14,529,186
					45,532,911

Banking-US—8.68%
	14,600	Danske Corp.	05/22/06 to 06/08/06	4.660 to 4.740	14,541,118
	14,700	Dexia Delaware LLC	07/25/06	4.980	14,527,153
	1,600	Nordea N. A., Inc.	06/02/06	4.740	1,593,259
	16,000	Societe Generale N.A., Inc.	07/11/06 to 08/22/06	4.940 to 4.985	15,777,394
					46,438,924

Finance-NonCaptive Diversified—0.26%
	1,400	General Electric Capital Corp.	06/29/06	4.870	1,388,826
Total Commercial Paper (cost—$93,360,660)					93,360,661

Short-Term Corporate Obligations—0.06%
Healthcare—0.06%
	300	Columbia HCA Healthcare Corp. (cost—$305,850)	01/01/07	8.850	305,850

Principal Amount (000) ($) #		Maturity Dates	Interest Rates (%)	Value ($)

Short-Term US Government Agency Obligations@—0.33%
1,790	US Treasury Bills ‡‡ (cost—$1,781,607)	06/01/06 to 06/15/06	4.476 to 4.550	1,781,607

Repurchase Agreements—1.96%
7,000	Repurchase Agreement dated 04/28/06 with Credit Suisse First Boston, collateralized by $7,423,000 US Treasury Notes, 2.625% due 05/15/08; (value—$7,140,127); proceeds: $7,002,695	05/01/06	4.620	7,000,000
3,459	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $3,550,000 US Treasury Bills, zero coupon due 06/08/06; (value—$3,532,250) ; proceeds: $3,460,239	05/01/06	4.300	3,459,000
Total Repurchase Agreements (cost—$10,459,000)				10,459,000

Number of Contracts (000)
Options — 0.00%
Call Options Purchased† — 0.00%
31,000	3 Month LIBOR Interest Rate Swap (5), strike @ 4.25% , expires 10/12/06	310
10,000	3 Month LIBOR Interest Rate Swap (5), strike @ 4.25% , expires 10/19/06	100
27,000	3 Month LIBOR Interest Rate Swap (5), strike @ 4.50% , expires 10/18/06	1,620
Total Call Options Purchased		2,030

Put Options Purchased — 0.00%
395	Euro Dollar Options, strike @ 92.75, expires 12/18/06	988
100	Euro Dollar Options, strike @ 92.00, expires 03/19/07	250
Total Put Options Purchased		1,238
Total Options (cost—$245,156)		3,268

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned — 3.06%
Money Market Funds†††—0.06%
‡‡‡ 0	DWS Money Market Series	4.688	2
342	UBS Private Money Market Fund LLC**	4.739	342,290
Total Money Market Funds (cost—$342,292)			342,292

Principal
Amount
(000) ($)
Repurchase Agreement—3.00%
16,044	Repurchase Agreement dated 04/28/06 with Barclays Bank, PLC, collateralized by $16,519,000 Federal Home Loan Bank obligations, zero coupon due 07/05/06; (value—$16,365,374); proceeds: $16,050,754 (cost—$16,044,376)	05/01/06	4.770	16,044,376
Total Investments of Cash Collateral from Securities Loaned (cost—$16,386,668)				16,386,668
Total Investments (cost—$569,426,810) (3)(4)—104.91%				561,099,829
Liabilities in excess of other assets—(4.91)%				(26,241,216)
Net Assets—100.00%				534,858,613

†	Illiquid securities representing 0.41% of net assets as of April 30, 2006.
††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

†††	Interest rates shown reflect yields at April 30, 2006.
‡	Floating rate securities. The interest rates shown are the current rates as of April 30, 2006.
‡‡	Partial amount pledged as collateral for futures and options transactions.
‡‡‡	Amount represents less than 500 shares.
@	Interest rates shown are the discount rates at date of purchase.
#	In U.S. Dollars unless otherwise indicated.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.54% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security, or portion thereof, was on loan at April 30, 2006.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $3,478,852 and $11,805,833, respectively, resulting in net unrealized depreciation of investments of $8,326,981.

(4)	Includes $16,022,997 of investments in securities on loan, at value.
(5)	3 Month LIBOR (London Interbank Offered Rate) at April 30, 2006 was 5.130%.
(a)	Bond interest in default.
ARM	Adjustable Rate Mortgage-The interest rates shown are the current rates as of April 30, 2006.
COFI	Cost of Funds Index
EUR	Euro Dollars
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.17% of net assets as of April 30, 2006, is considered illiquid and restricted (see table below for more information).

Illiquid and Restricted Security	Acquisition Date	Acquisition Cost ($)	Acquisition Cost as a Percentage of Portfolio’s Net Assets (%)	Market Value ($)	Market Value as a Percentage of Portfolio’s Net Assets (%)
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.19	916,090	0.17

**           The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)
UBS Private Money Market Fund LLC	8,798,893	51,930,054	60,386,657	342,290	10,842

Number of
Contracts
(000)		Value ($)
Call Options Written†
13,000	3 Month LIBOR Interest Rate Swaps (5), strike @ 4.30%, expires 10/12/06	390
4,500	3 Month LIBOR Interest Rate Swaps (5), strike @ 4.31%, expires 10/19/06	180
12,000	3 Month LIBOR Interest Rate Swaps (5), strike @ 4.56%, expires 10/18/06	2,520
Total Call Options Written (premiums received—245,225)		3,090

Written option activity for the nine months ended April 30,2006 was as follows:

	Number of		Amounts of
	Contracts		Premiums
	(000)		Received ($)
Options outstanding at July 31, 2005	0	*	103,346
Options written	29,500		245,225
Options expired prior to exercise	(0	)*	(103,346)
Options outstanding at April 30, 2006	29,500		245,225

* Amount represents less than 500 contracts.

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
227	USD	90 Day Euro Dollar Futures	54,213,550	June 2006	(408,875)
105	USD	90 Day Euro Dollar Futures	24,986,138	September 2006	(111,637)
46	USD	90 Day Euro Dollar Futures	11,009,075	December 2006	(112,250)
115	USD	90 Day Euro Dollar Futures	27,393,625	March 2007	(141,500)
115	USD	90 Day Euro Dollar Futures	27,395,650	June 2007	(137,775)
71	USD	90 Day Euro Dollar Futures	16,870,488	September 2007	(40,825)
251	USD	90 Day Euro Dollar Futures	59,713,738	December 2007	(223,600)
180	USD	90 Day Euro Dollar Futures	42,836,500	March 2008	(181,000)
180	USD	90 Day Euro Dollar Futures	42,827,000	June 2008	(185,000)
180	USD	90 Day Euro Dollar Futures	42,818,500	September 2008	(190,000)
397	USD	US Treasury Note 5 Year Futures	41,530,539	June 2006	(180,508)
544	USD	US Treasury Note 10 Year Futures	57,497,438	June 2006	(62,938)
24	JPY	Japan Bonds 10 Year Futures	28,304,028	June 2006	(437,127)
					(2,413,035)

		Contracts to Deliver
11	EUR	Euro Bond 5 Year Futures	1,530,551	June 2006	14,133
					(2,398,902)

Forward Foreign Currency Contracts

						Unrealized
		Contracts to	In		Maturity	Appreciation
		Deliver	Exchange For		Dates	(Depreciation) ($)
Euro Dollar		754,000	USD	934,731	05/25/06	(18,181)
Great Britian Pound		165,000	USD	286,846	05/03/06	(14,053)
Japanese Yen		488,864,000	USD	4,167,212	05/15/06	(135,065)
United States Dollar		660,801	GBP	378,000	05/03/06	28,530
United States Dollar		773,615	GBP	445,000	05/03/06	37,899
						(100,870)

Currency Type Abbreviations:
EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

Interest Rate Swaps†

Notional Amount (000)		Termination Dates	Rate Type				Unrealized Appreciation (Depreciation) ($)
			Payments Made by		Payments Received
			the Fund (%)		by the Fund (%)
EUR	25,000	12/15/11	4.000		3.036	††††	414,218
GBP	21,300	09/20/09	4.720	††	4.500		(432,858)
GBP	19,200	09/15/10	4.720	††	5.000		(356,638)
GBP	7,100	09/15/10	4.720	††	5.000		(131,882)
GBP	6,600	06/18/34	5.000		4.720	††	199,969
GBP	200	06/18/34	5.000		4.720	††	19,467
GBP	3,100	06/18/34	5.000		4.720	††	95,633
JPY	3,000,000	06/15/12	2.000		0.192	†††	131,438
USD	234,600	12/15/07	5.130	†	5.000		(595,322)
USD	8,300	06/21/11	5.130	†	5.000		(141,886)
USD	45,500	06/21/11	5.130	†	5.000		(790,546)
USD	10,700	06/21/11	5.130	†	5.000		(236,413)
USD	1,200	06/21/16	5.130	†	5.000		(40,293)
USD	30,100	06/18/10	5.000		5.130	†	742,165
USD	15,000	06/18/10	5.000		5.130	†	19,066
USD	8,900	12/15/25	5.000		5.130	†	1,179,770
USD	1,700	06/15/31	6.000		5.130	†	(178,650)
USD	2,500	12/17/31	6.000		5.130	†	(182,074)
							(284,836)

†                                          Rate based on 3 Month LIBOR (London Interbank Offered Rate).

††                                    Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).

†††                              Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).

††††                        Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate)

EUR                        Euro Dollar

GBP                         Great Britain Pound

JPY                            Japanese Yen

USD                       US Dollar

Credit Default Swaps†

Notional			Rate Type
Amount (000)		Termination Dates	Payments Made by the Fund (%)		Payments Received by the Fund (%)	Unrealized Appreciation ($)
USD	3,300	03/20/07	0.000	*	4.650	32,611
USD	6,000	03/20/07	0.000	**	4.100	40,408
						73,019

*                 Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.875%, due 08/28/12.

**          Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	85.9
Australia	2.6
Norway	2.6
Italy	2.4
Germany	1.6
United Kingdom	1.6
Japan	0.9
Sweden	0.8
Ireland	0.5
Russia	0.4
Cayman Islands	0.2
Brazil	0.2
Mexico	0.1
Canada	0.1
Luxembourg	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust
UBS PACE Municipal Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Municipal Bonds and Notes—98.37%
Alabama—0.58%
1,500	Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (Escrowed to Maturity) (FSA Insured)	11/15/10	5.000††	1,454,940

Alaska—3.12%
970	Alaska Housing Finance Corp. Mortgage Series A-2*	12/01/10	5.650	992,126
3,500	Alaska International Airports Revenue Refunding Series A (MBIA Insured)*	10/01/15	5.500	3,747,205
900	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)*	07/01/06	5.350	902,709
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)*	07/01/09	5.550	1,211,041
975	Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds	06/01/15	4.750	982,322
				7,835,403

Arizona—2.00%
2,000	Maricopa County Pollution Control Revenue Refunding Edison Co. Series A (Mandatory Put 03/02/09 @ 100)	06/01/35	2.900#	1,919,980
25	Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)	01/01/09	7.500	26,289
1,290	Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)*	09/01/25	4.550	1,275,320
1,800	San Manuel Entertainment Series 04-C**	12/01/16	4.500	1,799,172
				5,020,761

Arkansas—0.00%
11	Springdale Residential Housing Mortgage Series A (FNMA Collateralized)	09/01/11	7.650	11,191

California—9.01%
60	California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)	10/01/08	7.250	62,384
1,465	California State	10/01/08	6.100	1,544,608
2,000	California State	02/01/10	5.000	2,084,480
1,000	California State	04/01/10	5.000	1,043,900
2,000	California State	10/01/10	5.250	2,117,040
1,000	California State	10/01/11	5.000	1,054,790
1,000	California State	02/01/12	5.000	1,054,870
2,000	California State	02/01/13	5.000	2,113,040
1,000	California State Department Water Resources Power Supply Revenue Series A	05/01/10	5.500	1,061,890
1,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Education Company Series A (Mandatory Put 04/01/13 @ 100)	04/01/28	4.100#	998,180
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series B (Mandatory Put 07/01/14 @ 100)	08/01/31	3.900#	960,740
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series E (Mandatory Put 04/01/10 @ 100)	04/01/32	3.875	987,440
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series H (Mandatory Put 05/01/08 @ 100)	04/01/34	2.625#	968,380
1,200	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)	06/01/20	5.000	1,229,808
3,730	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000	3,747,531
55	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized)*	07/01/07	5.150	55,725
355	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	03/01/10	6.750	376,854
195	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	05/01/10	6.800	205,869
1,000	Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1	06/01/23	4.750	974,820
				22,642,349

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Connecticut—0.80%
2,000	Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100)*	12/01/28	4.750#	2,016,120

District of Columbia—0.93%
210	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850	210,151
1,000	Metropolitan Airport Authority System Series A (MBIA Insured)*	10/01/12	5.000	1,050,070
1,000	Metropolitan Airport Authority System Refunding Series D (MBIA Isured)*	10/01/12	5.250	1,064,060
				2,324,281

Florida—2.52%
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250	530,550
2,000	Hialeah Housing Authority Municipal Housing Revenue (Pre-refunded with US Government Securities to 11/01/06 @ 103)	11/1/21	9.500	2,116,060
1,915	Leon County Educational Facilities Authority Certificates of Participation (Escrowed to Maturity)	09/01/11	9.000	2,377,185
1,260	North Miami Educational Facilities Revenue Johnston & Wales University Project Series A (XL Capital Insured)	04/01/09	5.000	1,302,147
				6,325,942

Georgia—1.82%
2,000	Georgia State Series D	10/01/10	6.000	2,187,400
1,250	Henry County School District Series A	08/01/11	6.450	1,355,287
1,000	Municipal Electric Authority Project One Subseries D (MBIA Insured)	01/01/10	5.000	1,042,140
				4,584,827

Hawaii—0.40%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured)*	05/01/26	6.200	1,011,840

Idaho—0.49%
790	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III*	07/01/19	5.950	813,487
405	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3*	07/01/13	5.150	407,195
				1,220,682

Illinois—8.40%
170	Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)	11/01/09	7.250	181,516
1,000	Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured)*	01/01/10	5.500	1,050,730
2,000	Chicago School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250	2,110,520
4,340	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/15	5.440°	2,830,027
4,890	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/16	5.510°	3,024,465
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500	1,066,710
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900	1,657,045
660	Illinois Educational Facilities Authority Revenue Evangelical Series A (Escrowed to Maturity)	04/15/17	6.750	771,190
700	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/08	5.000	711,158
810	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/10	5.000	828,598
5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000	6,454,524
125	Illinois Health Facilities Authority Revenue Ravenswood Hospital Medical Center (Escrowed to Maturity)	08/01/06	7.250	126,110
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000	292,909
				21,105,502

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Indiana—3.82%
5,000	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A	04/01/10	5.000	5,194,550
1,345	Indiana Health Facility Financing Authority Revenue Health Systems Sisters of St. Francis	11/01/08	5.500	1,392,694
1,500	Indianapolis Airport Authority Revenue Refunding Special Facilities Federal Express Corp. Project (Federal Express Co. Insured)*	01/15/17	5.100	1,544,595
1,410	Wayne Township Marion County School Building Corp. First Mortgage (FGIC Insured)	07/15/10	5.000	1,475,734
				9,607,573
Iowa—0.51%
1,175	Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)	06/01/35	5.600	1,275,474

Kansas—0.40%
1,000	Burlington Pollution Control Revenue Refunding Kansas Gas & Electric Co. Project B (Mandatory Put 06/01/06 @ 100) (MBIA Insured)	06/01/31	2.650#	998,860
15	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrowed to Maturity)	10/01/07	6.750	15,341
				1,014,201

Louisiana—0.09%
170	East Baton Rouge Parish Womans Hospital Foundation (Escrowed to Maturity)	10/01/08	7.200	177,352
60	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ 100) (FNMA/GNMA Collateralized)*	06/01/10	5.600	60,419
				237,771

Maine—0.05%
125	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050	125,715

Maryland—0.40%
1,000	Maryland State Community Development Administration Department Housing & Community Development Single Family Program Third Series*	04/01/07	4.400	1,004,830

Massachusetts—7.55%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Series A	07/01/10	5.000	2,096,480
3,115	Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Nuclear Project 4-A (MBIA Insured)	07/01/11	5.000	3,279,970
3,100	Massachusetts State Consolidated Loan Series B (Pre-refunded with US Government Securities to 03/01/12 @ 100) (FSA Insured)	03/01/16	5.500	3,352,836
2,500	Massachusetts State Consolidated Loan Series C (Pre-refunded with US Government Securities to 10/01/10 @ 100)	10/01/19	5.750	2,691,475
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured)*	06/01/14	5.450	2,101,960
5,000	Massachusetts State Refunding Series A	11/01/10	6.000	5,450,300
				18,973,021

Michigan—0.32%
800	Michigan State Strategic Fund Waste Management Inc. Project (Mandatory Put 08/01/07 @ 100)*	08/01/27	3.750#	794,720

Minnesota—0.02%
35	Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)	08/01/11	7.100	37,973

Missouri—1.26%
1,375	St. Louis Airport Revenue Airport Development Program Series A (Escrowed to Maturity) (MBIA Insured)	07/01/09	5.500	1,446,321
1,625	St. Louis Airport Revenue Airport Development Program Unrefunded Balance Series A (MBIA Insured)	07/01/09	5.500	1,709,777
5	St. Louis County Single-Family Housing (AMBAC Insured)	10/01/16	9.250	5,037
				3,161,135

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Nevada—0.77%
2,000	Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)*	06/01/31	3.250#	1,932,620

New Jersey—5.28%
1,500	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding Senior Lien Series A (MBIA Insured)	07/01/11	5.000	1,583,760
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000	1,058,130
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series O	03/01/11	5.000	1,049,990
1,000	New Jersey Health Care Facilities Financing Authority Department of Human Services Greystone Park Psychiatric Hospital	09/15/10	5.000	1,045,170
2,500	New Jersey State Transportation Trust Fund Authority Transportation Systems Series B (FGIC Insured)	12/15/11	5.250	2,673,200
4,000	New Jersey State Transportation Trust Fund Authority Transportation Systems Series C (FSA Insured)	12/15/10	5.500	4,284,480
545	Tobacco Settlement Financing Corp. New Jersey	06/01/19	4.375	542,346
1,000	Tobacco Settlement Financing Corp. New Jersey Asset-Backed Revenue Bonds	06/01/11	5.500	1,042,700
				13,279,776

New Mexico—2.63%
2,000	Farmington Pollution Control Revenue Refunding Series B (Mandatory Put 04/01/10 @ 100) (FGIC Insured)	04/01/29	3.550#	1,968,780
2,000	New Mexico State Highway Commission Revenue Senior Subordinated Lien Tax Series A	06/15/10	5.250	2,110,580
2,500	New Mexico State Severance Tax Refunding Series A (Partially Pre-refunded with US Government Securities to 07/01/07 @ 100)	07/01/08	5.000	2,536,900
				6,616,260

New York—11.29%
1,000	Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and US Government Securities to 08/01/09 @ 102) (FSA Insured)	08/01/11	6.000	1,088,320
4,000	New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project*	01/01/11	5.000	4,124,040
1,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/10	5.500	1,065,590
1,000	New York City Refunding Series B	08/01/11	5.500	1,073,720
385	New York City Series A (Escrowed to Maturity)	11/01/08	5.250	399,422
750	New York City Series C	08/01/09	5.250	782,685
3,000	New York City Series C	08/01/11	5.250	3,187,320
65	New York City Series E (Pre-refunded with US Government Securities to 08/01/06 @ 101.50)	08/01/16	6.000	66,344
3,045	New York City Series H	08/01/10	5.000	3,179,315
1,500	New York City Series J	06/01/11	5.250	1,591,365
2,000	New York City Transitional Finance Authority Revenue Future Tax Secured Series A	11/01/26	5.500#	2,148,220
1,615	New York City Unrefunded Balance Series A	11/01/08	5.250	1,672,978
135	New York City Unrefunded Balance Series E	08/01/16	6.000	137,741
1,500	New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)	07/01/32	5.250#	1,606,200
2,000	New York State Dorm Authority Revenue Series B (Mandatory Put 05/15/12 @ 100)	11/15/23	5.250	2,124,240
3,000	New York State Housing Finance Agency Service Contract Revenue Refunding Series K	03/15/08	5.000	3,065,280
1,000	New York State Urban Development Corp. Correctional & Youth Facilities Service Series A (Mandatory Put 01/01/11 @ 100)	01/01/17	5.500	1,064,640
				28,377,420

North Carolina—1.11%
2,650	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (MBIA Insured)	01/01/09	5.750	2,782,845

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Ohio—2.31%
1,145	Butler County Transportation Improvement District Series A (Pre-refunded with US Government Securities to 04/01/08 @ 102) (FSA Insured)	04/01/11	6.000	1,214,582
2,265	Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)	01/01/13	5.500	2,396,619
1,680	Franklin County Revenue Refunding Trinity Health Credit Series A	06/01/11	5.000	1,761,614
425	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)*	09/01/18	5.350	426,373
				5,799,188

Pennsylvania—4.06%
800	Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)	12/01/15	5.750	868,792
25	Chester County Hospital Authority Revenue (Escrowed to Maturity)	07/01/09	7.500	26,283
45	Lancaster Sewer Authority (Escrowed to Maturity)	04/01/12	6.000	47,590
2,000	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)*	12/01/12	5.000	2,098,860
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)	05/01/32	3.300#	2,932,950
1,000	Philadelphia Airport Revenue Series A (MBIA Insured)*	06/15/10	5.000	1,040,070
1,500	Philadelphia School District Refunding Series B (AMBAC Insured)	04/01/13	5.000	1,589,445

1,525	City of Pittsburgh Series A (MBIA Insured)	09/01/11	5.000	1,606,832
				10,210,822

Puerto Rico—5.89%
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)	07/01/30	5.000#	1,038,650
2,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ 100)	07/01/13	6.000	2,079,020
1,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ 100)	07/01/18	5.000#	1,018,070
3,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)	07/01/28	5.000#	3,089,670
2,800	Puerto Rico Public Finance Corp. Commonwealth Appropriations Series E (Pre-refunded with US Government Securities to 02/01/12 @ 100)	08/01/29	5.500	3,034,892
4,250	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)	08/01/27	5.750#	4,530,500
				14,790,802

South Carolina—2.96%
2,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250	2,001,180
5,070	South Carolina Transportation Infrastructure Bank Revenue Series A (MBIA Insured)	10/01/09	6.000	5,433,316
				7,434,496

South Dakota—1.30%
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)	04/01/13	5.450	3,127,990
140	South Dakota State Health & Educational Revenue St. Lukes Hospital Project (Escrowed to Maturity)	10/01/07	6.800	143,185
				3,271,175

Tennessee—3.78%
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ 100) (FGIC/TCRs)	01/01/12	7.700	9,510,389

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Texas—7.00%
3,400	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750	3,725,108
2,480	Fort Bend Independent School District (PSF-GTD)	08/15/07	7.000	2,580,291
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ 100) (FSA Insured)	08/15/32	5.000	5,242,150
1,500	Harris County Refunding Toll Road B-2 (Mandatory Put 08/15/09 @ 100) (FGIC Insured)	08/15/21	5.000#	1,553,700
1,000	Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)	06/01/12	6.000	1,107,990
170	Houston Texas Airport Systems Revenue (Escrowed to Maturity)	07/01/10	7.600	185,167
2,000	Katy Independent School District School Building Series A (PSF-GTD)	02/15/14	5.000	2,105,120
1,020	Lamar Consolidated Independent School District Refunding Schoolhouse (PSF-GTD)	02/15/11	5.000	1,072,479
25	Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)	09/01/13	6.100°	18,382
				17,590,387

Utah—0.52%
1,255	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III*	07/01/15	5.700	1,296,691
10	Utah State Housing Finance Agency Single-Family Mortgage Subseries A-1 (AMBAC Insured)	07/01/08	5.900	10,210
				1,306,901

Virginia—0.86%
2,000	Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)*	02/01/11	6.100	2,172,880

Washington—2.73%
1,000	Energy Northwest Electric Revenue Refunding Project 1 Series A	07/01/11	5.000	1,053,440
4,000	Washington State Public Power Supply Systems Nuclear Project Number 1 Revenue Refunding Series A (AMBAC Insured)	07/01/08	6.000	4,185,200
20	Washington State Series 93-A (Pre-refunded with US Government Securities to 10/01/08 @ 100)	10/01/12	5.750	21,626
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750	1,587,641
				6,847,907

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Wisconsin—1.39%
2,150	Badger Tobacco Asset Securitization Corp.	06/01/10	5.500	2,222,950
1,200	Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds	06/01/11	5.750	1,263,060
				3,486,010
Total Municipal Bonds and Notes (cost—$248,063,408)				247,196,129

Short-Term Municipal Note‡—0.28%
Indiana—0.28%
700	Indiana Health Facility Financing Authority Hospital Revenue, Clarian Health Obligation Series B (Chase Manhattan Bank Insured) (cost—$700,000)	05/01/06	3.830	700,000

Number of
Shares
(000)
Tax-Free Money Market Fund†—0.03%
67	State Street Global Advisors Tax Free Money Market Fund (cost—$67,039)	3.030	67,039
Total Investments (cost—$248,830,447) (1)—98.68%			247,963,168
Other assets in excess of liabilities—1.32%			3,323,433
Net Assets—100.00%			251,286,601

°	Zero coupon bond; interest rate represents annualized yield at date of purchase.
#	Floating rate securities. The interest rates shown are the current rates as of April 30, 2006.
*	Security subject to Alternative Minimum Tax.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.72% of net assets as of April 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Interest rate shown reflects yield at April 30 2006.
††	Step-up bond that converts to the noted fixed rate at a designated future date.
‡	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of April 30, 2006.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $2,156,474 and $3,023,753, respectively, resulting in net unrealized depreciation of investments of $867,279.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Federal Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guarantee Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
VA	Veterans Association

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal Amount			Maturity		Interst
(000)*			Dates		Rates (%)	Value ($)

Long-Term Global Debt Securities—91.88%
Australia—5.68%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15		4.450	577,207
	1,980	Government of Australia	08/15/08		8.750	1,602,947
	19,290	Government of Australia	06/15/11		5.750	14,699,534
	5,930	Government of Australia	03/15/19		5.250	4,308,099
	7,760	New South Wales Treasury Corp.	08/01/14		5.500	5,746,514
						26,934,301

Austria—6.32%
	9,910	Republic of Austria	07/15/09		4.000	12,639,512
	13,770	Republic of Austria	10/20/13		3.800	17,281,833
						29,921,345

Belgium—1.29%
	250	Kingdom of Belgium	03/28/15		8.000	409,748
	3,830	Kingdom of Belgium	03/28/28		5.500	5,689,689
						6,099,437

Canada—4.56%
	9,000	Government of Canada	06/01/15		4.500	8,061,804
	9,640	Government of Canada	06/01/33		5.750	10,243,120
	3,430	Government of Canada	06/01/37		5.000	3,320,478
						21,625,402

Cayman Islands—1.05%
EUR	1,250	Hutchison Whampoa Finance	07/08/13		5.875	1,696,380
EUR	590	Mizuho Finance	04/15/14		4.750†	759,758
GBP	1,400	Pacific Life Funding LLC	01/20/15		5.125	2,525,668
						4,981,806

Channel Islands—0.17%
EUR	550	Credit Suisse Group Finance	06/07/13		6.375	783,025

Denmark—3.11%
EUR	920	Danske Bank A/S	11/12/12		5.125†	1,204,446
EUR	1,400	Dong A/S	06/29/12		3.500	1,690,550
	1	Kingdom of Denmark	11/15/07		7.000	89
	1	Kingdom of Denmark	11/15/09		6.000	91
	3,110	Kingdom of Denmark	11/15/11		6.000	582,511
	43,220	Kingdom of Denmark	11/15/13		5.000	7,807,374
	20,410	Kingdom of Denmark	11/15/15		4.000	3,444,923
						14,729,984

Finland—2.10%
	3,000	Government of Finland	07/04/06		2.750	3,785,536
	4,500	Government of Finland	02/23/11		5.750	6,176,131
						9,961,667

France—13.00%
	1,500	BNP Paribas	01/23/14		5.250†	1,965,428
	750	BNP Paribas	12/06/15		3.125†	908,856
	1,950	ERAP	04/25/08		3.375	2,457,166
	1,100	France Telecom	10/14/15		3.625	1,278,530
	11,250	Republic of France	04/25/09		4.000	14,378,677
	11,720	Republic of France	04/25/10		5.500	15,787,750
	9,150	Republic of France	10/25/32		5.750	14,324,635
	7,080	Republic of France	04/25/55		4.000	8,571,273
	1,600	Societe Generale	01/26/15	††††	4.196‡‡	1,935,945
						61,608,260

Germany—11.39%
	18,000	Federal Republic of Germany	09/22/06		2.500	22,673,609
	950	Federal Republic of Germany	02/16/07		4.000	1,207,007
	550	Federal Republic of Germany	01/04/09		3.750	697,971
	200	Federal Republic of Germany	01/04/13		4.500	261,654

Principal Amount			Maturity	Interst
(000)*			Dates	Rates (%)	Value ($)

	250	Federal Republic of Germany	01/04/14	4.250	322,310
	3,080	Federal Republic of Germany	07/04/14	4.250	3,968,767
	2,100	Federal Republic of Germany	01/04/15	3.750	2,611,131
	11,900	Federal Republic of Germany	01/04/16	3.500	14,446,498
	2,310	Federal Republic of Germany	01/04/37	4.000	2,819,142
	2,300	Kreditanstalt Fuer Wiederaufbau	08/18/06	4.750	2,914,477
	1,610	Kreditanstalt Fuer Wiederaufbau	04/17/09	3.500	2,024,521
					53,947,087

Ireland—0.70%
	1,500	Bank of Ireland	02/27/19	4.625†	1,922,688
	1,100	Bank of Ireland Mortgage Bank	09/22/09	3.500	1,376,767
					3,299,455

Italy—1.03%
	1,200	Edison SpA	12/10/10	5.125	1,574,503
	580	Sanpaolo IMI SpA	04/06/10	6.375	794,194
	900	Telecom Italia SpA	01/29/19	5.375	1,153,380
	1,000	UniCredito Italiano SpA	02/28/12	6.100	1,374,837
					4,896,914

Japan—10.58%
EUR	1,000	Bank of Tokyo-Mitsubishi UFJ	12/16/15	3.500†	1,221,088
	977,600	Government of Japan	06/20/06	0.500	8,593,359
	905,800	Government of Japan	09/20/06	0.500	7,971,334
	459,000	Government of Japan	09/20/13	1.400	3,937,923
	1,612,169	Government of Japan	09/10/15	0.800	13,994,362
	734,000	Government of Japan	09/20/15	1.400	6,168,649
	604,000	Government of Japan	09/20/25	2.100	5,207,656
	230,000	Japan Finance Corp. for Municipal Entities	05/09/16	2.000	2,015,896
EUR	850	Sumitomo Mitsui Banking	10/15/49	4.375†	1,029,237
					50,139,504

Luxembourg—0.91%
	3,200	Gaz Capital (Gazprom)	12/09/12	4.560	3,962,434
	270	Glencore Finance Europe	09/30/11	5.375	347,922
					4,310,356

Malaysia—0.06%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375	269,882

Mexico—2.42%
EUR	800	United Mexican States	03/08/10	7.500	1,125,852
	48,820	United Mexican States	12/22/11	9.000	4,534,625
	12,700	United Mexican States	12/19/13	8.000	1,112,275
	31,490	United Mexican States	12/18/14	9.500	3,005,172
EUR	800	United Mexican States	02/17/20	5.500	1,030,475
	6,810	United Mexican States	12/05/24	10.000	681,954
					11,490,353

Netherlands—4.91%
	1,800	BHP Billiton Finance BV	10/10/07	4.375	2,299,394
	1,200	BMW Finance NV	08/06/18	5.000	1,572,505
	1,700	Deutsche Telekom International Finance	03/29/18	6.625	2,483,157
	420	EADS Finance BV	03/03/10	4.625	541,605
	1	Government of the Netherlands	07/15/08	5.250	1,900
	7,040	Government of the Netherlands	01/15/10	3.000	8,685,133
	2,020	Government of the Netherlands	01/15/23	7.500	3,567,742
	1	Government of the Netherlands	01/15/28	5.500	743
	700	ING Bank NV	09/16/20	3.500†	817,390
	1,000	Repsol International Finance BV	07/22/13	5.000	1,293,651
	1,500	RWE Finance BV	07/23/18	5.125	1,996,485
					23,259,705

New Zealand—0.68%
	1,080	Government of New Zealand	04/15/15	6.000	698,780

Principal Amount			Maturity	Interst
(000)*			Dates	Rates (%)	Value ($)

	2,910	Government of New Zealand	02/15/16	4.500	2,514,754
					3,213,534

Norway—3.05%
	35,260	Government of Norway	05/15/13	6.500	6,579,926
	45,440	Government of Norway	05/15/15	5.000	7,861,838
					14,441,764

Poland—2.47%
	12,740	Government of Poland	11/24/10	6.000	4,329,459
	21,030	Government of Poland	10/24/15	6.250	7,388,833
					11,718,292

South Korea—0.61%
	700,000	Republic of South Korea	04/10/07	7.170	759,107
	2,000,000	Republic of South Korea	07/10/07	6.150	2,155,104
					2,914,211

Sweden—0.37%
EUR	1,400	Nordea Bank AB	09/30/16	4.000†	1,751,284

United Kingdom—7.29%
	1,400	Alliance & Leicester PLC	03/22/49	5.827†	2,578,499
EUR	1,500	Aviva PLC	10/02/23	5.250†	1,980,237
EUR	550	Barclays Bank PLC	03/08/11	5.750	747,404
EUR	2,200	Barclays Bank PLC	03/04/19	4.500†	2,807,606
EUR	1,900	HBOS PLC	10/30/19	4.375†	2,394,732
EUR	1,800	HSBC Bank PLC	03/18/16	4.250	2,287,778
EUR	310	Imperial Tobacco Finance	06/06/07	6.250	402,239
	370	Mitchells & Butlers Finance	09/15/30	6.469	759,660
EUR	1,750	Nationwide Building Society	08/17/15	3.375†	2,150,087
EUR	180	RBS Capital Trust I	06/30/12	6.467†	251,863
EUR	1,800	Rio Tinto Finance PLC	05/10/07	5.125	2,309,642
EUR	1,100	Rolls-Royce Group PLC Euro MTN	03/16/11	4.500	1,407,392
EUR	1,400	Standard Chartered Bank	02/03/17	3.625†	1,704,599
	5	United Kingdom Treasury Bonds	12/07/09	5.750	9,439
	4,000	United Kingdom Treasury Bonds	06/07/10	4.750	7,318,423
	30	United Kingdom Treasury Bonds	12/07/15	8.000	68,922
	2,850	United Kingdom Treasury Bonds	12/07/55	4.250	5,351,471
					34,529,993

United States—8.13%
GBP	1,600	Bear Stearns Co., Inc.	01/20/10	5.125	2,904,874
	1,560	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A4	03/11/39	5.626†	1,538,600
	1,100	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A4	04/12/38	5.467†	1,088,013
EUR	1,150	BMW U.S. Capital LLC	09/23/10	2.750	1,377,879
GBP	550	Capital One Multi-Asset	06/17/14	6.625	1,059,870
EUR	1,150	Citigroup, Inc.	11/14/07	4.625	1,474,797
JPY	74,000	Citigroup, Inc.	10/31/25	2.400	621,061
EUR	740	Goldman Sachs Group, Inc.	02/04/13	3.750	901,669
	1,200	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	04/10/38	5.553†	1,183,625
	1,165	INTERSTAR Millennium Trust, Series 2005-1G, Class A	12/08/36	4.980†	1,164,526
	625	INTERSTAR Millennium Trust, Series 2005-2L, Class A1 (1)	07/27/38	5.270†	625,988
	283	Long Beach Mortgage Loan Trust, Series 2004-1, Class A3	02/25/34	5.259†	283,539
GBP	230	MBNA Credit Card, Series 03C4	05/17/13	6.100	429,623
	386	Option One Trust	02/25/32	5.249†	386,505
	203	Residential Asset Securities Corp., Series 2003-KS6, Class A2	08/25/33	5.259†	203,418
	173	Residential Asset Securities Corp., Series 2003-KS7, Class AIIB	09/25/33	5.279†	172,729
	828	Residential Asset Securities Corp., Series 2003-RS4, Class AIIB	05/25/33	5.289†	834,737
	539	Residential Asset Securities Corp., Series 2004-RS4, Class A2B1	04/25/34	5.219†	539,630
	704	SMHL Global Fund, Series 6, Class A	11/09/35	4.880†	706,244
	4,365	US Treasury Bonds (2)	05/15/30	6.250	4,933,131
	4,335	US Treasury Inflation Index Bonds (3)	01/15/25	2.375	4,283,190
	4,545	US Treasury Inflation Index Bonds (3)	01/15/26	2.000	4,226,102

Principal Amount			Maturity	Interst
(000)*			Dates	Rates (%)	Value ($)

	8,010	US Treasury Notes (2)	05/15/15	4.125	7,475,581
	180	US Treasury Stripped Principal Payment Bonds #	02/15/19	8.875±	91,857
					38,507,188

Total Long-Term Global Debt Securities (cost—$435,628,625)					435,334,749

Commercial Paper@—1.16%
Germany—1.16%
Banking—1.16%
USD	5,500	Dresdner US Finance, Inc. (cost—$5,494,121)	05/09/06	4.410	5,494,121

Short-Term US Government Agency Obligations@—0.45%
	2,130	US Treasury Bills ‡ (cost—$2,121,785)	05/18/06 to 06/22/06	4.195 to 4.220	2,121,785

Repurchase Agreement—3.53%
USD	16,746	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $17,167,961 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$17,081,773); proceeds: $16,752,001 (cost—$16,746,000)	05/01/06	4.300	16,746,000

Number of
Shares
(000)
Investments of Cash Collateral from Securities Loaned—2.21%
Money Market Funds††—0.09%
	7	AIM Liquid Assets Portfolio		4.720	6,810
	†††0	Barclays Prime Money Market Fund		4.705	21
	†††0	DWS Money Market Series		4.688	105
	421	UBS Private Money Market LLC**		4.739	421,123
Total Money Market Funds (cost—$428,059)					428,059

Principal
Amount
(000)*
Repurchase Agreements—2.12%
USD	6,022	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $833,000 Federal Home Loan Bank obligations, zero coupon due 07/05/06 and $5,360,000 Federal Home Loan Mortgage Corp. obligations, 4.790% due 08/04/10; (value— $6,142,891); proceeds: $6,024,582	05/01/06	4.770	6,022,188
USD	4,000	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $4,155,000 Federal Home Loan Bank obligations, 4.250% due 09/26/08; (value—$4,082,403); proceeds: $4,001,593	05/01/06	4.780	4,000,000
Total Repurchase Agreements (cost—$10,022,188)					10,022,188
Total Investments of Cash Collateral from Securities Loaned (cost—$10,450,247)					10,450,247
Total Investments (cost—$470,440,778) (4)(5)—99.23%					470,146,902
Other assets in excess of liabilities—0.77%					3,648,944
Net Assets—100.00%					473,795,846

Note:	The Portfolio of Investments is listed by the issuer’s country of origin.
*	In local currency unless otherwise indicated.
†	Floating rate securities. The interest rates shown are the current rates as of April 30, 2006.
††	Interest rates shown reflect yield at April 30, 2006.
†††	Amount represents less than 500 shares.
††††	Perpetual bond security. The maturity date reflects the next call date.
‡‡	Variable rate security - The interest rate shown is the current rate as of April 30, 2006, and resets at the next call date.
‡	Partial amount pledged as collateral for futures transactions.
±	Annualized yield at date of purchase.
#

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

@	Interest rates shown are the discount rates at date of purchase.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.13% of net assets as of April 30, 2006, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	Security, or portion thereof, was on loan at April 30, 2006.
(3)	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
(4)

Includes $12,354,173 of investments in securities on loan, at market value. In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $10,450,247, the custodian held the following US Government agency security having an aggregate value of $2,692,633 as collateral for portfolio securities loaned.

Principal
Amount		Maturity
(000) ($)	Security Description	Date	Interest Rate (%)	Value ($)
2,650	Federal National Mortgage Association	03/15/11	5.500	2,692,633

(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $8,451,140 and $8,745,016, respectively, resulting in net unrealized depreciation of investments of $293,876.

EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
MTN	Medium Term Note
USD	US Dollar
**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Income
		Purchases	Sales		Earned from
		During the	During the		Affiliate for the
		Nine Months	Nine Months		the Nine Months
	Value at	Ended	Ended	Value at	Ended
Security Description	07/31/05 ($)	04/30/06 ($)	04/30/06 ($)	04/30/06 ($)	04/30/06 ($)

UBS Private Money Market Fund LLC	2,554,483	73,102,602	75,235,962	421,123	5,523

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
6	JPY	Japan Bond 10 Year Futures	6,979,466	June 2006	(12,715)
13	USD	US Treasury Note 10 Year Futures	1,384,343	June 2006	(11,827)
153	GBP	United Kingdom Long Gilt 10 Year Futures	31,565,147	June 2006	(1,057,532)
					(1,082,074)

		Contracts to Deliver
36	EUR	Euro Bond 5 Year Futures	5,001,245	June 2006	38,423
225	EUR	Euro Bond 10 Year Futures	32,803,603	June 2006	45,762
93	USD	US Treasury Bond 20 Year Futures	10,067,204	June 2006	130,735
83	USD	US Treasury Note 2 Year Futures	16,968,739	June 2006	58,786
360	USD	US Treasury Note 5 Year Futures	37,731,480	June 2006	235,230
					508,936
					(573,138)

Currency Type Abbreviations:
EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

Forward Foreign Currency Contracts

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation)($)
Australian Dollar	37,981,972	EUR	30,731,992	06/21/06	(543,960)
Australian Dollar	461,487	NZD	410,476	08/22/06	233
Australian Dollar	395,352	NZD	351,498	08/22/06	68
Australian Dollar	8,979,624	NZD	7,980,844	08/22/06	(777)
Australian Dollar	1,850,000	USD	1,373,162	05/23/06	(31,827)
Australian Dollar	5,930,000	USD	4,340,881	05/23/06	(162,678)
Australian Dollar	390,000	USD	286,204	05/23/06	(9,983)
Australian Dollar	15,004,427	USD	10,533,108	06/21/06	(856,201)
Australian Dollar	1,470,000	USD	1,113,305	08/22/06	(1,313)
Australian Dollar	2,390,000	USD	1,809,828	08/22/06	(2,374)
Canadian Dollar	6,037,446	AUD	5,688,410	05/23/06	39,762
Canadian Dollar	2,219,201	AUD	2,092,090	05/23/06	15,750
Canadian Dollar	5,995,264	GBP	5,416,324	06/21/06	(10,734)
Canadian Dollar	348,663	USD	300,000	05/23/06	(12,038)
Canadian Dollar	546,446	USD	470,000	05/23/06	(19,044)
Canadian Dollar	18,766,209	USD	16,185,786	05/23/06	(609,123)
Canadian Dollar	3,655,578	USD	3,140,000	05/23/06	(131,577)
Canadian Dollar	336,493	USD	290,000	05/23/06	(11,146)
Canadian Dollar	1,104,787	USD	960,000	05/23/06	(28,735)
Canadian Dollar	8,017,774	USD	6,838,187	06/21/06	(343,097)
Canadian Dollar	1,564,220	USD	1,400,000	08/22/06	(3,242)
Danish Krone	78,298,613	USD	12,721,139	06/21/06	(563,175)
Euro Dollar	22,764,364	CAD	24,679,228	06/21/06	(10,252)
Euro Dollar	8,216,238	CHF	8,855,691	05/23/06	(8,993)
Euro Dollar	1,695,949	CHF	1,833,109	05/23/06	3,510
Euro Dollar	2,674,277	CHF	2,872,088	05/23/06	(13,676)
Euro Dollar	4,281,296	CHF	4,710,830	08/22/06	8,685
Euro Dollar	1,948,442	CHF	2,143,974	08/22/06	4,008
Euro Dollar	89,774,921	DKK	91,898,351	06/21/06	4,372
Euro Dollar	7,595,994	GBP	8,573,441	05/23/06	22,946
Euro Dollar	882,552	GBP	997,626	05/23/06	4,259
Euro Dollar	4,318,357	GBP	4,917,102	05/23/06	(11,027)
Euro Dollar	845,171	GBP	958,877	05/23/06	(2,175)
Euro Dollar	2,080,817	GBP	2,340,639	05/23/06	(2,256)
Euro Dollar	6,088,030	GBP	7,038,573	06/21/06	14,156
Euro Dollar	10,334,537	GBP	11,603,406	06/21/06	36,795
Euro Dollar	2,985,928	GBP	3,410,961	08/22/06	3,363
Euro Dollar	180,702,713	HUF	180,844,252	06/22/06	(28,805)
Euro Dollar	78,902,789	ISK	79,146,002	05/23/06	(230,103)
Euro Dollar	220,919,340	JPY	221,220,491	05/23/06	(76,814)
Euro Dollar	844,378,240	JPY	845,535,868	05/23/06	(297,211)
Euro Dollar	134,017,920	JPY	134,190,858	05/23/06	(40,805)
Euro Dollar	959,309,625	JPY	960,549,290	05/23/06	(289,859)
Euro Dollar	359,244	NOK	366,769	05/23/06	1,322
Euro Dollar	358,980	NOK	366,465	05/23/06	1,280
Euro Dollar	266,369	NOK	273,125	05/23/06	494
Euro Dollar	3,822,528	NOK	3,920,088	05/23/06	7,824
Euro Dollar	12,648,504	NOK	12,911,535	05/23/06	44,205
Euro Dollar	6,011,367	PLN	6,265,407	05/23/06	20,141
Euro Dollar	12,539,038	PLN	13,023,843	06/22/06	48,189
Euro Dollar	18,825,854	PLN	19,549,445	06/22/06	50,385
Euro Dollar	12,000,136	SEK	12,245,750	05/23/06	10,195
Euro Dollar	30,617,247	SEK	31,244,334	05/23/06	25,499
Euro Dollar	32,851,779	SEK	33,514,418	05/23/06	35,799
Euro Dollar	47,567,612	SEK	48,534,996	05/23/06	23,825
Euro Dollar	70,022,060	SEK	71,350,948	06/21/06	125,341
Euro Dollar	41,057,049	SKK	41,245,846	06/22/06	15,297
Euro Dollar	2,420,000	USD	2,964,911	05/23/06	(93,078)
Euro Dollar	1,030,000	USD	1,234,321	05/23/06	(67,220)
Euro Dollar	4,390,000	USD	5,322,513	05/23/06	(224,832)
Euro Dollar	1,470,000	USD	1,777,775	05/23/06	(79,764)
Euro Dollar	9,392,596	USD	11,376,167	05/23/06	(492,619)
Euro Dollar	2,990,000	USD	3,624,894	05/23/06	(153,366)
Euro Dollar	3,030,000	USD	3,715,174	05/23/06	(113,632)
Euro Dollar	2,650,620	USD	3,231,993	05/23/06	(117,415)

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation)($)
Euro Dollar	2,728,335	USD	3,382,426	06/21/06	(71,222)
Euro Dollar	1,070,000	USD	1,357,081	08/22/06	(2,255)
Great Britain Pound	6,670,031	AUD	14,118,220	06/21/06	184,048
Great Britain Pound	14,223,925	CHF	17,501,249	05/23/06	(5,152)
Great Britain Pound	1,400,499	CHF	1,713,721	05/23/06	213
Great Britain Pound	648,300	CHF	796,846	05/23/06	(2,403)
Great Britain Pound	2,020,231	CHF	2,480,885	05/23/06	1,041
Great Britain Pound	8,420,314	EUR	10,979,882	05/23/06	(13,614)
Great Britain Pound	2,387,556	EUR	3,149,361	05/23/06	(1,481)
Great Britain Pound	203,233	EUR	265,098	05/23/06	(193)
Great Britain Pound	1,303,610	EUR	1,720,065	05/23/06	(384)
Great Britain Pound	5,668,913	EUR	7,489,096	08/22/06	(10,831)
Great Britain Pound	967,883	EUR	1,274,891	08/22/06	(2,640)
Great Britain Pound	1,748,837	EUR	2,307,664	08/22/06	(4,508)
Great Britain Pound	990,312,048	JPY	993,882,421	06/21/06	(160,996)
Great Britain Pound	1,570,000	USD	2,724,688	05/23/06	(139,217)
Great Britain Pound	4,617,828	USD	8,075,127	05/23/06	(348,453)
Iceland Krona	208,348,661	EUR	5,649,316	05/23/06	496,525
Iceland Krona	57,350,000	EUR	1,489,166	05/23/06	98,144
Iceland Krona	62,092,318	USD	972,015	05/23/06	138,063
Japanese Yen	439,001,505	AUD	9,068,119	06/21/06	190,396
Japanese Yen	1,107,780,225	EUR	17,208,373	05/23/06	228,780
Japanese Yen	675,050,207	EUR	10,475,476	06/21/06	97,692
Japanese Yen	631,985,157	USD	5,410,889	05/23/06	(157,100)
Japanese Yen	616,295,860	USD	5,280,000	05/23/06	(149,761)
Japanese Yen	277,984,614	USD	2,370,000	05/23/06	(79,132)
Japanese Yen	471,431,190	USD	4,010,000	05/23/06	(143,458)
Japanese Yen	193,182,482	USD	1,640,000	05/23/06	(61,999)
Japanese Yen	418,393,510	USD	3,550,000	05/23/06	(136,179)
Japanese Yen	16,396,327	USD	139,781	06/21/06	(5,273)
Japanese Yen	122,573,770	USD	1,090,000	08/22/06	(3,539)
Japanese Yen	75,305,990	USD	670,000	08/22/06	(1,840)
Japanese Yen	247,252,500	USD	2,200,000	08/22/06	(5,856)
Mexican Peso	3,416,579	USD	320,000	05/23/06	11,850
Mexican Peso	80,003,460	USD	7,531,013	05/23/06	315,293
Mexican Peso	35,242,609	USD	3,297,633	05/23/06	119,010
New Zealand Dollar	6,774,430	AUD	5,353,546	05/23/06	11,204
New Zealand Dollar	10,848,950	AUD	8,565,251	05/23/06	67,523
New Zealand Dollar	3,419,090	CAD	2,635,522	05/23/06	(5,334)
New Zealand Dollar	4,050,000	USD	2,491,493	05/23/06	(91,101)
New Zealand Dollar	1,350,000	USD	852,886	05/23/06	(7,978)
New Zealand Dollar	4,453,178	USD	2,990,754	05/23/06	151,063
New Zealand Dollar	343,568	USD	220,695	05/23/06	1,609
New Zealand Dollar	4,715,072	USD	3,128,280	05/23/06	121,585
Norwegian Krone	13,183,980	EUR	3,302,025	05/23/06	(17,116)
Norwegian Krone	7,654,791	EUR	1,942,303	05/23/06	(2,969)
Norwegian Krone	4,259,280	EUR	1,067,040	05/23/06	(7,478)
Norwegian Krone	31,468,927	EUR	7,692,230	06/21/06	(126,751)
Norwegian Krone	7,031,561	GBP	1,552,432	06/21/06	(22,257)
Norwegian Krone	47,167,924	SEK	28,951,238	05/23/06	(7,095)
Norwegian Krone	13,648,736	USD	2,071,128	06/21/06	(150,365)
Polish Zloty	11,349,503	EUR	5,190,384	06/22/06	38,116
Polish Zloty	12,667,128	USD	3,945,434	05/23/06	(183,485)
Polish Zloty	18,439,284	USD	5,811,309	05/23/06	(199,075)
Polish Zloty	11,195,438	USD	3,448,623	05/23/06	(200,590)
South Korean Won	1,500,000,000	USD	1,536,885	06/08/06	(55,269)
Swedish Krona	934,317	EUR	196,961	05/23/06	(1,237)
Swedish Krona	39,791,425	EUR	8,443,659	05/23/06	(70,845)
Swedish Krona	21,277,565	EUR	4,489,193	05/23/06	(27,607)
Swedish Krona	217,832	NOK	114,952	05/23/06	203
Swedish Krona	1,045,920	NOK	551,768	05/23/06	929
Swedish Krona	15,682,291	NOK	8,276,515	05/23/06	14,827
Swedish Krona	62,668,453	USD	8,077,081	06/21/06	(475,462)
Swedish Krona	10,322,892	USD	1,410,000	08/22/06	(5,525)
Swiss Franc	4,169,687	EUR	3,573,204	05/23/06	6,524
Swiss Franc	511,580	EUR	438,430	05/23/06	831
Swiss Franc	4,652,835	EUR	4,014,371	05/23/06	(11,101)
Swiss Franc	2,703,519	EUR	2,337,457	05/23/06	(9,965)
Swiss Franc	4,990,806	GBP	4,197,401	05/23/06	(6,932)
Swiss Franc	2,930,871	GBP	2,476,979	05/23/06	(118)
Swiss Franc	260,928	GBP	219,472	05/23/06	(339)
Swiss Franc	4,036,014	GBP	3,416,695	05/23/06	1,515
Swiss Franc	2,986,596	GBP	2,564,822	08/22/06	(5,434)
Swiss Franc	779,167	GBP	669,084	08/22/06	(1,463)
Swiss Franc	2,240,051	GBP	1,923,617	08/22/06	(4,160)
Swiss Franc	3,832,623	USD	2,950,000	05/23/06	(148,464)
Swiss Franc	2,136,585	USD	1,650,000	05/23/06	(77,311)
Swiss Franc	4,363,758	USD	3,540,000	08/22/06	(19,903)
Swiss Franc	3,615,112	USD	2,940,000	08/22/06	(9,167)

					Unrealized
	Contracts to	In			Appreciation
	Deliver	Exchange For		Maturity Dates	(Depreciation)($)
United States Dollar	2,110,000	AUD	2,110,000	05/23/06	40,339
United States Dollar	2,330,000	AUD	2,330,000	05/23/06	109,518
United States Dollar	1,530,000	AUD	1,530,000	05/23/06	71,854
United States Dollar	541,563	AUD	541,563	05/23/06	12,702
United States Dollar	3,810,000	AUD	3,810,000	08/22/06	27,788
United States Dollar	1,804,298	CAD	1,804,298	05/23/06	44,766
United States Dollar	869,645	CAD	869,645	05/23/06	18,293
United States Dollar	12,928,831	CAD	12,928,831	05/23/06	238,462
United States Dollar	9,118,974	CAD	9,118,974	05/23/06	192,725
United States Dollar	3,423,684	CAD	3,423,684	05/23/06	84,042
United States Dollar	1,968,420	CAD	1,968,420	05/23/06	61,647
United States Dollar	1,925,414	CHF	1,925,414	05/23/06	36,591
United States Dollar	3,702,716	CHF	3,702,716	05/23/06	113,441
United States Dollar	1,162,103	CHF	1,162,103	08/22/06	8,030
United States Dollar	3,742,292	CHF	3,742,292	08/22/06	42,918
United States Dollar	8,299,898	DKK	8,299,898	05/23/06	50,759
United States Dollar	4,480,000	EUR	4,480,000	05/23/06	207,152
United States Dollar	7,600,000	EUR	7,600,000	05/23/06	394,948
United States Dollar	5,873,771	EUR	5,873,771	05/23/06	341,579
United States Dollar	4,910,000	EUR	4,910,000	05/23/06	208,203
United States Dollar	5,950,000	EUR	5,950,000	05/23/06	331,022
United States Dollar	2,730,000	EUR	2,730,000	05/23/06	149,564
United States Dollar	5,845,994	EUR	5,845,994	06/21/06	325,883
United States Dollar	1,610,000	EUR	1,610,000	08/22/06	18,904
United States Dollar	6,842,800	EUR	6,842,800	08/22/06	115,562
United States Dollar	4,150,000	EUR	4,150,000	08/22/06	40,283
United States Dollar	2,500,000	EUR	2,500,000	08/22/06	49,554
United States Dollar	670,000	EUR	670,000	08/22/06	1,452
United States Dollar	5,495,944	GBP	5,495,944	05/23/06	417,984
United States Dollar	1,570,000	GBP	1,570,000	05/23/06	59,665
United States Dollar	234,364	GBP	234,364	06/21/06	19,969
United States Dollar	620,000	GBP	620,000	08/22/06	3,689
United States Dollar	54,951,550	HUF	54,951,550	05/23/06	(945)
United States Dollar	116,776,063	ISK	116,776,063	05/23/06	(235,575)
United States Dollar	130,874,623	ISK	130,874,623	05/23/06	(276,041)
United States Dollar	98,992,700	JPY	98,992,700	05/23/06	22,157
United States Dollar	480,201,317	JPY	480,201,317	05/23/06	109,948
United States Dollar	6,047,688,205	JPY	6,047,688,205	05/23/06	1,219,393
United States Dollar	664,817,860	JPY	664,817,860	05/23/06	179,631
United States Dollar	505,592,450	JPY	505,592,450	05/23/06	124,429
United States Dollar	370,310,810	JPY	370,310,810	05/23/06	82,555
United States Dollar	4,142,170,128	JPY	4,142,170,128	06/21/06	1,024,298
United States Dollar	464,259,780	JPY	464,259,780	08/22/06	11,881
United States Dollar	300,197,430	JPY	300,197,430	08/22/06	18,203
United States Dollar	556,825,640	JPY	556,825,640	08/22/06	17,705
United States Dollar	4,888,463,645	KRW	4,888,463,645	05/23/06	116,021
United States Dollar	1,500,000,000	KRW	1,500,000,000	06/08/06	86,885
United States Dollar	6,350,692,000	KRW	6,350,692,000	06/21/06	24,062
United States Dollar	4,500,000,000	KRW	4,500,000,000	06/22/06	417,594
United States Dollar	1,413,295	MXN	1,413,295	05/23/06	(2,531)
United States Dollar	7,611,100	MXN	7,611,100	05/23/06	(13,535)
United States Dollar	9,467,230	MXN	9,467,230	08/22/06	545
United States Dollar	8,000,000	MYR	8,000,000	09/20/06	(15,805)
United States Dollar	1,738,737	NOK	1,738,737	05/23/06	19,785
United States Dollar	10,796,115	NOK	10,796,115	05/23/06	104,051
United States Dollar	4,913,942	NZD	4,913,942	05/23/06	93,663
United States Dollar	1,172,061	NZD	1,172,061	05/23/06	24,819
United States Dollar	2,520,000	NZD	2,520,000	05/23/06	29,956
United States Dollar	13,775,906	PLN	13,775,906	05/23/06	156,887
United States Dollar	14,852,683	SEK	14,852,683	05/23/06	78,294
United States Dollar	8,144,129	SGD	8,144,129	05/23/06	37,023
United States Dollar	750,422	SGD	750,422	05/23/06	13,866
United States Dollar	813,008	SGD	813,008	05/23/06	4,812
United States Dollar	80,000,000	THB	80,000,000	09/20/06	(3,722)
United States Dollar	8,211,220	ZAR	8,211,220	05/23/06	26,401
					1,046,377

CURRENCY TYPE ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Dollar
GBP	Great Britain Pound
HUF	Hungarian Forint
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

Investments By Type of Issuer

	Percentage of Portfolio Assets (%)
	Long-term	Short-term
Government and other public issuers	73.48	0.45
Repurchase agreements	—	5.69
Bank and other financial institutions	13.31	1.17
Industrial	5.81	—
Money market funds	—	0.09
	92.60	7.40

For more information regarding the Portfolio's other significant accounting policies, please refer to the Portfolio's semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust
UBS PACE High Yield Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Corporate Bonds—92.56%
Aerospace & Defense—6.64%
105	Alliant Techsystems, Inc.	04/01/16	6.750	103,687
160	DRS Technologies, Inc.	11/01/13	6.875	158,600
200	Hexcel Corp.	02/01/15	6.750	196,500
200	Sequa Corp.	08/01/09	9.000	215,000
				673,787

Airlines—1.99%
219	American Airlines, Inc., Series 2001-1, Class B	05/23/19	7.377	201,918

Apparel/Textiles—2.07%
200	Phillips Van Heusen	05/01/13	8.125	210,500

Automotive—5.13%
200	Ashtead Holdings PLC*	08/01/15	8.625	207,000
200	Avis Budget Car Rental*	05/15/14	7.625	203,500
100	Hertz Corp.*	01/01/16	10.500	110,625
				521,125

Automotive Parts—0.60%
75	J.B. Poindexter & Co.	03/15/14	8.750	60,938

Auto & Truck—1.44%
200	Ford Motor Co.	07/16/31	7.450	146,000

Beverages—1.95%
190	Constellation Brands, Inc., Series B	01/15/12	8.125	197,600

Building Products—3.06%
75	Ainsworth Lumber	03/15/14	6.750	63,938
50	Nortek, Inc.	09/01/14	8.500	51,250
190	US Concrete, Inc.	04/01/14	8.375	195,225
				310,413

Cable—4.38%
200	CCO Holdings LLC Capital Corp.	11/15/13	8.750	196,000
50	DIRECTV Holdings Finance	03/15/13	8.375	53,437
200	EchoStar DBS Corp.	10/01/11	6.375	195,250
				444,687

Chemicals—5.90%
175	Huntsman LLC	07/15/12	11.500	200,375
180	Nalco Co.	11/15/11	7.750	180,900
40	Nova Chemicals Corp.	01/15/12	6.500	37,400
175	OM Group, Inc.	12/15/11	9.250	180,687
				599,362

Commercial Services—1.80%
180	Iron Mountain, Inc.	01/15/15	7.750	182,700

Communications Equipment—2.01%
200	American Tower Corp.	10/15/12	7.125	204,000

Computer Software & Services—1.84%
175	Sungard Data Systems, Inc.*	08/15/13	9.125	186,813

Electric Utilities—1.92%
197	Tenaska Alabama Partners*	06/30/21	7.000	194,823

Energy-Independent—1.68%
170	NRG Energy, Inc.	02/01/14	7.250	170,850

Finance-Diversified—1.99%
190	UCAR Finance, Inc.	02/15/12	10.250	202,350

Finance-Captive Automotive—0.93%
100	General Motors Acceptance Corp.	11/01/31	8.000	94,821

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Finance-Other—1.95%
200	Arch Western Finance	07/01/13	6.750	198,000

Food Products—2.06%
200	United Agri Products	12/15/11	8.250	209,000

Gaming—5.06%
165	Mandalay Resort Group	12/15/11	6.375	161,081
165	River Rock Entertainment	11/01/11	9.750	177,788
180	Wynn Las Vegas LLC Corp.	12/01/14	6.625	175,050
				513,919

Industrial Products & Services—1.74%
185	Allied Waste North America, Series B	02/15/11	5.750	176,675

Machinery—1.99%
200	Terex Corp.	01/15/14	7.375	202,500

Machinery-Agriculture & Construction—2.09%
200	Case New Holland, Inc.	08/01/11	9.250	212,500

Manufacturing-Diversified—1.46%
200	Koppers Holdings, Inc.	11/15/14	9.875#	148,000

Metals—8.39%
180	California Steel Industries	03/15/14	6.125	171,900
175	Century Aluminum Co.	08/15/14	7.500	182,000
180	Mueller Group, Inc.	05/01/12	10.000	197,100
200	Novelis, Inc.*	02/15/15	7.250	194,000
100	RathGibson, Inc.*	02/15/14	11.250	107,250
				852,250

Oil & Gas—3.90%
200	Pacific Energy Partners	09/15/15	6.250	192,000
200	SemGroup LP*	11/15/15	8.750	204,000
				396,000

Oil Refining—1.80%
185	Frontier Oil Corp.	10/01/11	6.625	183,150

Oil Services—8.21%
85	Basic Energy Services*	04/15/16	7.125	83,937
200	Chesapeake Energy Corp.	09/15/13	7.500	205,500
190	Delta Petroleum Corp.	04/01/15	7.000	175,750
180	Hornbeck Offshore Services, Series B	12/01/14	6.125	173,250
200	Houston Exploration Co.	06/15/13	7.000	195,000
				833,437

Paper & Forest Products—1.84%
180	Georgia-Pacific Corp.	05/15/11	8.125	186,750

Personal Products—0.82%
80	Nutro Products, Inc.*	04/15/14	10.750	82,800

Retail—3.92%
200	Inergy LP	12/15/14	6.875	189,000
195	Neiman Marcus Group, Inc.*	10/15/15	10.375	208,650
				397,650

Telecommunication Services—2.00%
185	Ubiquitel Operating Co.	03/01/11	9.875	203,038
Total Corporate Bonds (cost—$9,457,348)				9,398,356

Repurchase Agreement—3.45%
350	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $358,819 U.S. Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$357,018); proceeds: $350,125 (cost—$350,000)	05/01/06	4.300	350,000

Value ($)
Total Investments (cost—$9,807,348) (1)—96.01%	9,748,356
Other assets in excess of liabilities—3.99%	405,575
Net Assets—100.00%	10,153,931

*

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 17.56% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $15,593 and $74,585, respectively, resulting in net unrealized depreciation of investments of $58,992.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	94.9
Canada	3.0
United Kingdom	2.1
Total	100.0

This Portfolio commenced operations on April 3, 2006. For more information regarding other significant accounting policies, please refer to the UBS PACE Select Advisors Trust semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—97.99%
Aerospace & Defense—2.14%
37,300	Boeing Co.	3,112,685
209,100	Lockheed Martin Corp.	15,870,690
162,000	Raytheon Co.	7,171,740
77,498	United Technologies Corp.	4,867,649
		31,022,764

Air Freight & Couriers—0.33%
42,100	FedEx Corp. (1)	4,846,973

Automobiles—0.52%
1,087,000	Ford Motor Co. (1)	7,554,650

Banks—9.68%
994,600	Bank of America Corp.	49,650,432
155,200	Downey Financial Corp.	11,140,256
119,600	Golden West Financial Corp. (1)	8,595,652
280,400	KeyCorp	10,716,888
154,800	PNC Financial Services Group, Inc.	11,063,556
105,400	SunTrust Banks, Inc.	8,150,582
327,100	US Bancorp	10,284,024
79,000	Wachovia Corp. (1)	4,728,150
345,600	Washington Mutual, Inc.	15,572,736
149,150	Wells Fargo & Co.	10,245,113
		140,147,389

Beverages—1.11%
112,900	Coca-Cola Enterprises, Inc.	2,204,937
151,100	Pepsi Bottling Group, Inc.	4,850,310
154,150	PepsiCo, Inc.	8,977,696
		16,032,943

Building Products—0.06%
25,450	Masco Corp. (1)	811,855

Chemicals—0.96%
52,600	FMC Corp.	3,343,256
72,500	PPG Industries, Inc.	4,866,200
119,000	Scotts Co., Class A	5,266,940
24,398	Tronox, Inc., Class B*	422,085
		13,898,481

Commercial Services & Supplies—0.65%
206,500	Cendant Corp.	3,599,295
37,800	Global Payments, Inc.	1,792,854
94,900	YRC Worldwide, Inc. (1)*	3,985,800
		9,377,949

Communications Equipment—1.88%
82,000	Cisco Systems, Inc.*	1,717,900
99,400	Harris Corp.	4,629,058
976,800	Motorola, Inc.	20,854,680
		27,201,638

Computers & Peripherals—3.49%
858,650	Hewlett-Packard Co.	27,880,365
275,850	International Business Machines Corp.	22,713,489
		50,593,854

Containers & Packaging—0.26%
80,400	Temple-Inland, Inc.	3,733,776

Diversified Financials—15.30%
172,481	American Express Co.	9,281,203
277,800	AmeriCredit Corp.*	8,411,784
120,100	Bear Stearns Cos., Inc.	17,115,451
218,200	Capital One Financial Corp.	18,904,848
114,900	CapitalSource, Inc. (1)	2,700,150
286,500	CIT Group, Inc.	15,473,865
1,251,512	Citigroup, Inc. (1)	62,513,024
283,000	E*TRADE Financial Corp.*	7,041,040
94,500	Franklin Resources, Inc.	8,799,840
52,050	Goldman Sachs Group, Inc.	8,343,094

Number of Shares		Value ($)

647,870	J.P. Morgan Chase & Co.	29,400,341
71,600	Legg Mason, Inc.	8,483,168
47,500	Lehman Brothers Holdings, Inc.	7,179,625
141,500	Morgan Stanley & Co.	9,098,450
169,300	Principal Financial Group, Inc.	8,686,783
		221,432,666

Diversified Telecommunication Services—4.14%
69,800	ALLTEL Corp.	4,493,026
449,059	AT&T, Inc.	11,769,836
300,350	BellSouth Corp.	10,145,823
111,300	CenturyTel, Inc.	4,196,010
375,050	Sprint Corp. (1)	9,301,240
605,201	Verizon Communications, Inc. (1)	19,989,789
		59,895,724

Electric Utilities—3.48%
102,700	American Electric Power Co., Inc.	3,436,342
126,150	Dominion Resources, Inc.	9,444,850
111,600	DTE Energy Co.	4,551,048
121,750	Entergy Corp.	8,515,195
174,900	Exelon Corp. (1)	9,444,600
190,900	PG&E Corp.	7,605,456
47,000	PPL Corp.	1,364,880
121,000	TXU Corp.	6,005,230
		50,367,601

Electrical Equipment—0.20%
31,750	Cooper Industries Ltd., Class A	2,903,538

Energy Equipment & Services—0.93%
70,100	Baker Hughes, Inc. (1)	5,666,183
99,800	Halliburton Co.	7,799,370
		13,465,553

Food & Drug Retailing—0.29%
145,100	SUPERVALU, INC. (1)	4,209,351

Food Products—0.65%
60,100	Del Monte Foods Co.	700,766
178,100	General Mills, Inc.	8,787,454
		9,488,220

Gas Utilities—0.65%
41,300	National Fuel Gas Co. (1)	1,373,225
176,200	Sempra Energy	8,108,724
		9,481,949

Health Care Equipment & Supplies—1.18%
258,650	Baxter International, Inc.	9,751,105
57,350	Boston Scientific Corp.*	1,332,814
136,900	Kinetic Concepts, Inc.*	5,977,054
		17,060,973

Health Care Providers & Services—1.90%
269,600	AmerisourceBergen Corp.	11,633,240

Number of Shares		Value ($)

106,400	CIGNA Corp.	11,384,800
108,600	Health Net, Inc.*	4,420,020
		27,438,060

Hotels, Restaurants & Leisure—3.36%
169,700	Carnival Corp. (1)	7,945,354
264,500	Darden Restaurants, Inc. (1)	10,474,200
597,850	McDonald’s Corp.	20,667,675
166,900	Starwood Hotels & Resorts Worldwide, Inc.	9,576,722
		48,663,951

Household Products—0.63%
155,300	Colgate-Palmolive Co.	9,181,336

Industrial Conglomerates—3.54%
112,400	3M Co.	9,602,332
515,800	General Electric Co.	17,841,522
217,900	Honeywell International, Inc.	9,260,750
162,000	Textron, Inc.	14,571,900
		51,276,504

Insurance—6.44%
186,800	Allstate Corp.	10,551,175
145,550	American International Group, Inc.	9,497,137
317,146	Aon Corp. (1)	13,291,589
92,400	Assurant, Inc.	4,450,908
226,200	Chubb Corp.	11,658,348
150,200	First American Corp.	6,398,520
209,300	MetLife, Inc.	10,904,530
115,000	Prudential Financial, Inc. (1)	8,984,950
205,272	St. Paul Cos., Inc.	9,038,126
226,925	W.R. Berkley Corp.	8,491,534
		93,266,817

Internet Software & Services—0.32%
178,500	McAfee, Inc.*	4,657,065

IT Consulting & Services—0.84%
208,500	Automatic Data Processing, Inc.	9,190,680
51,000	Computer Sciences Corp.*	2,986,050
		12,176,730

Machinery—1.79%
71,200	Caterpillar, Inc.	5,392,688
18,600	Cummins, Inc. (1)	1,943,700
123,700	Eaton Corp.	9,481,605
161,400	ITT Industries, Inc.	9,075,522
		25,893,515

Marine—0.29%
86,100	Overseas Shipholding Group, Inc. (1)	4,204,263

Media—1.20%
436,150	CBS Corp., Class B	11,108,741
223,100	Walt Disney Co.	6,237,876
		17,346,617

Metals & Mining—1.54%
42,100	IPSCO, Inc. (1)	4,343,878
111,500	Phelps Dodge Corp.	9,610,185
121,150	U.S. Steel Corp. (1)	8,298,775
		22,252,838

Multi-Line Retail—1.87%
118,700	Federated Department Stores, Inc.	9,240,795
67,063	Sears Holdings Corp.*	9,636,282
181,150	Wal-Mart Stores, Inc.	8,157,185
		27,034,262

Multi-Utilities—0.46%
229,200	Duke Energy Corp.	6,674,304

Oil & Gas—11.79%
31,000	Amerada Hess Corp.*	4,441,370
97,902	Apache Corp.	6,954,958
94,300	ChevronTexaco Corp.	5,754,186
171,600	ConocoPhillips	11,480,040
1,254,012	Exxon Mobil Corp.	79,103,077
114,700	Kerr-McGee Corp.	11,453,942

Number of Shares		Value ($)

162,750	Marathon Oil Corp.	12,915,840
77,606	Murphy Oil Corp. (1)	3,894,269
244,750	Occidental Petroleum Corp.	25,145,615
116,600	Sunoco, Inc.	9,449,264
		170,592,561

Paper & Forest Products—1.17%
144,750	International Paper Co.	5,261,663
259,000	Louisiana-Pacific Corp.	7,143,220
110,127	Rayonier, Inc. (1)	4,532,827
		16,937,710

Pharmaceuticals—3.99%
234,250	Abbott Laboratories	10,011,845
148,700	Bristol-Myers Squibb Co.	3,793,084
149,400	King Pharmaceuticals, Inc.*	2,598,066
552,000	Merck & Co., Inc.	18,999,840
155,850	Novartis AG, ADR	8,962,934
527,900	Pfizer, Inc.	13,348,524
		57,714,293

Real Estate—0.52%
53,200	Annaly Mortgage Management, Inc. (1)	716,604
33,200	CBL & Associates Properties, Inc.	1,327,668
81,700	General Growth Properties, Inc.	3,835,815
81,201	Host Hotels & Resorts, Inc. (1)	1,706,842
		7,586,929

Road & Rail—2.43%
255,600	Burlington Northern Santa Fe Corp.	20,327,868
87,350	CSX Corp.	5,982,602
163,550	Norfolk Southern Corp.	8,831,700
		35,142,170

Semiconductor Equipment & Products—0.30%
108,550	Freescale Semiconductor, Inc., Class B*	3,437,779
18,300	Lam Research Corp.*	894,504
		4,332,283

Software—1.54%
92,500	BMC Software, Inc.*	1,992,450
629,500	Microsoft Corp.	15,202,425
344,800	Oracle Corp.*	5,030,632
		22,225,507

Specialty Retail—2.15%
233,600	AnnTaylor Stores Corp.*	8,720,288
84,552	AutoNation, Inc. (1)*	1,904,111
247,500	Barnes & Noble, Inc.	11,157,300
51,400	Claire’s Stores, Inc.	1,810,308
325,700	Payless ShoeSource, Inc.*	7,481,329
		31,073,336

Number of Shares				Value ($)

Tobacco—2.02%
308,000	Altria Group, Inc. (1)			22,533,280
129,900	Loews Corp. - Carolina Group (1)			6,656,076
				29,189,356
Total Common Stocks (cost—$1,202,431,718)				1,418,388,254

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rates (%)
Repurchase Agreement—2.06%
29,748	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $15,860,000 Federal Home Loan Mortgage Corp. obligations, 4.300% due 05/05/08 and $14,519,876 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$30,346,631); proceeds: $29,758,660 (cost—$29,748,000)	05/01/06	4.300	29,748,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned — 7.89%
Money Market Funds†—0.21%
355	AIM Liquid Assets Portfolio		4.720	355,482
30	AIM Prime Portfolio		4.746	30,381
3	Barclays Prime Money Market Fund		4.705	3,119
‡ 0	BlackRock Provident Institutional TempFund		4.641	59
1	DWS Money Market Series		4.688	1,393
2,700	UBS Private Money Market Fund LLC**		4.739	2,699,688
Total Money Market Funds (cost—$3,090,122)				3,090,122

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Repurchase Agreements—7.68%
34,142	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $35,345,000 Federal Home Loan Bank obligations, 3.875% due 02/15/08; (value—$34,827,466); proceeds: $34,155,922	05/01/06	4.770	34,142,350
77,051	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $5,860,000 Federal Home Loan Bank obligations, 5.300% due 12/03/13 and $74,824,000 Federal National Mortgage Association obligations, 4.250% to 5.000% due 09/15/07 to 07/02/18; (value—$78,594,772); proceeds: $77,081,268	05/01/06	4.780	77,050,576
Total Repurchase Agreements (cost—$111,192,926)				111,192,926
Total Investments of Cash Collateral from Securities Loaned (cost—$114,283,048)				114,283,048
Total Investments (cost—$1,346,462,766) (2)(3)—107.94%				1,562,419,302
Liabilities in excess of other assets—(7.94)%				(115,001,515)
Net Assets—100.00%				1,447,417,787

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)	Includes $107,610,889 of investments in securities on loan, at value.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $231,739,062 and $15,782,526, respectively, resulting in net unrealized appreciation of investments of $215,956,536.

†	Interest rates shown reflect yield at April 30, 2006.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)

UBS Private Money Market Fund LLC	124,567,523	807,371,630	929,239,465	2,699,688	16,924

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	98.4
Switzerland	0.6
Panama	0.5
Canada	0.3
Bermuda	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—96.39%
Aerospace & Defense—2.04%
110,092	General Dynamics Corp.	7,224,237
87,500	Lockheed Martin Corp.	6,641,250
9,500	Northrop Grumman Corp.	635,550
121,700	United Technologies Corp.	7,643,977
		22,145,014

Air Freight & Couriers—1.96%
185,340	FedEx Corp. (1)	21,338,194

Automobiles—1.07%
99,657	Toyota Motor Corp., ADR (1)	11,672,824

Banks—0.43%
16,900	Downey Financial Corp.	1,213,082
48,600	PNC Financial Services Group, Inc.	3,473,442
		4,686,524

Beverages—1.03%
178,400	Coca-Cola Co.	3,484,152
145,300	Pepsi Bottling Group, Inc.	4,664,130
52,900	PepsiCo, Inc.	3,080,896
		11,229,178

Biotechnology—3.92%
198,934	Amgen, Inc.*	13,467,832
118,600	Biogen Idec, Inc.*	5,319,210
258,016	Genentech, Inc.*	20,566,455
22,700	Gilead Sciences, Inc.*	1,305,250
12,700	Invitrogen Corp.*	838,327
19,600	Techne Corp.*	1,110,536
		42,607,610

Building Products—1.04%
142,314	Lennar Corp., Class A (1)	7,817,308
110,100	Masco Corp. (1)	3,512,190
		11,329,498

Chemicals—1.33%
148,688	Monsanto Co.	12,400,579
41,600	Rohm and Haas Co.	2,104,960
		14,505,539

Commercial Services & Supplies—3.42%
46,100	Apollo Group, Inc., Class A (1)*	2,518,904
93,700	Career Education Corp. (1)*	3,454,719
270,300	Cendant Corp.	4,711,329
358,902	First Data Corp.	17,116,037
99,900	Fiserv, Inc.*	4,503,492
12,400	Hewitt Associates, Inc., Class A*	359,476
112,798	Paychex, Inc.	4,555,911
		37,219,868

Communications Equipment—5.68%
1,083,272	Cisco Systems, Inc.*	22,694,548
815,502	Motorola, Inc.	17,410,968
420,713	QUALCOMM, Inc.	21,599,406
		61,704,922

Computers & Peripherals—2.54%
297,376	Dell, Inc. (1)*	7,791,251
126,200	EMC Corp.*	1,704,962
69,700	Hewlett-Packard Co.	2,263,159
127,400	International Business Machines Corp.	10,490,116
51,400	Network Appliance, Inc.*	1,905,398
9,400	NVIDIA Corp.*	274,668
148,600	Western Digital Corp.*	3,126,544
		27,556,098

Number of Shares		Value ($)

Diversified Financials—10.03%
80,500	American Express Co.	4,331,705
93,100	Ameriprise Financial, Inc.	4,565,624
61,800	Capital One Financial Corp. (1)	5,354,352
24,210	Chicago Mercantile Exchange Holdings, Inc.	11,088,180
101,500	Citigroup, Inc.	5,069,925
123,052	Fannie Mae	6,226,431
81,100	First Marblehead Corp. (1)	3,900,910
148,956	Goldman Sachs Group, Inc. (1)	23,876,157
78,361	Lehman Brothers Holdings, Inc. (1)	11,844,265
62,300	Morgan Stanley	4,005,890
471,538	SLM Corp.	24,934,930
59,375	State Street Corp.	3,878,375
		109,076,744

Diversified Telecommunication Services—0.26%
112,900	Sprint Nextel Corp.	2,799,920

Electric Utilities—0.33%
72,900	TXU Corp.	3,618,027

Electrical Equipment—1.55%
18,000	Emerson Electric Co.	1,529,100
476,827	Molex, Inc., Class A	15,329,988
		16,859,088

Electronic Equipment & Instruments—0.21%
40,500	Arrow Electronics, Inc.*	1,466,100
18,900	Waters Corp.*	856,548
		2,322,648

Energy Equipment & Services—4.51%
163,451	Halliburton Co.	12,773,696
379,114	Schlumberger Ltd.	26,211,942
124,078	Transocean, Inc. (1)*	10,059,003
		49,044,641

Food Products—0.32%
64,900	General Mills, Inc.	3,202,166
1,900	Pilgrim’s Pride Corp., Class B	49,647
10,400	Sara Lee Corp.	185,848
		3,437,661

Health Care Equipment & Supplies—4.22%
42,300	Baxter International, Inc.	1,594,710
87,600	Becton, Dickinson and Co.	5,522,304
45,700	Kinetic Concepts, Inc.*	1,995,262
385,224	Medtronic, Inc.	19,307,427
277,606	Zimmer Holdings, Inc.*	17,461,417
		45,881,120

Health Care Providers & Services—5.38%
65,600	Cardinal Health, Inc.	4,418,160
15,300	Health Net, Inc.*	622,710
205,087	Lincare Holdings, Inc.*	8,107,089
43,300	McKesson Corp.	2,103,947
869,296	UnitedHealth Group, Inc.	43,238,783
		58,490,689

Number of Shares		Value ($)

Hotels, Restaurants & Leisure—4.97%
281,995	Carnival Corp. (1)	13,203,006
8,800	Darden Restaurants, Inc. (1)	348,480
37,859	Four Seasons Hotels, Inc. (1)	2,045,143
146,348	Las Vegas Sands Corp. (1)*	9,484,814
276,868	MGM Mirage (1)*	12,431,373
156,547	Starbucks Corp.*	5,834,507
140,134	Wynn Resorts, Ltd. (1)*	10,665,599
		54,012,922

Household Durables—0.27%
107,500	Newell Rubbermaid, Inc. (1)	2,947,650

Household Products—1.81%
337,037	Procter & Gamble Co. (1)	19,618,924

Insurance—2.30%
287,122	AFLAC, Inc.	13,649,780
19,300	American Financial Group, Inc.	854,604
15,500	American International Group, Inc.	1,011,375
20,000	CNA Financial Corp.*	642,800
156,705	Genworth Financial, Inc., Class A	5,202,606
68,500	St. Paul Travelers Cos., Inc.	3,016,055
16,875	W.R. Berkley Corp.	631,462
		25,008,682

Internet & Catalog Retail—0.77%
242,390	eBay, Inc.*	8,340,640

Internet Software & Services—1.32%
2,600	Google, Inc., Class A*	1,086,644
217,500	McAfee, Inc.*	5,674,575
230,723	Yahoo!, Inc.*	7,563,100
		14,324,319

IT Consulting & Services—0.10%
17,900	CACI International, Inc., Class A*	1,119,466

Leisure Equipment & Products—0.26%
54,800	Harley-Davidson, Inc.	2,786,032

Machinery—3.94%
194,440	Caterpillar, Inc. (1)	14,726,886
7,700	Cummins, Inc. (1)	804,650
92,000	Danaher Corp. (1)	5,898,120
348,648	Dover Corp. (1)	17,345,238
30,300	Illinois Tool Works, Inc.	3,111,810
34,500	Navistar International Corp. (1)*	910,110
		42,796,814

Media—4.09%
126,500	CBS Corp., Class B	3,221,955
371,207	Comcast Corp., Class A*	11,444,312
7,100	Gannett Co., Inc.	390,500
638,846	Liberty Global, Inc.*	12,757,755
1,466,372	Liberty Media Corp., Class A*	12,244,206
29,900	Viacom, Inc., Class B*	1,190,917
114,800	Walt Disney Co.	3,209,808
		44,459,453

Metals & Mining—0.88%
35,000	Freeport-McMoRan Copper & Gold, Inc., Class B	2,260,300
29,100	Nucor Corp.	3,166,662
48,000	Phelps Dodge Corp.	4,137,120
		9,564,082

Multi-Line Retail—0.91%
68,700	Costco Wholesale Corp.	3,739,341
58,700	J.C. Penney Co., Inc. (Holding Co.)	3,842,502
51,200	Wal-Mart Stores, Inc.	2,305,536
		9,887,379

Office Electronics—0.10%
77,500	Xerox Corp. (1)*	1,088,100

Number of Shares		Value ($)

Oil & Gas—1.08%
50,800	Exxon Mobil Corp.	3,204,464
33,700	Kerr-McGee Corp. (1)	3,365,282
40,500	Pioneer Natural Resources Co.	1,734,210
42,700	Sunoco, Inc.	3,460,408
		11,764,364

Paper & Forest Products—0.23%
36,000	Weyerhaeuser Co.	2,536,920

Pharmaceuticals—3.90%
12,500	Eli Lilly & Co.	661,500
107,000	Forest Laboratories, Inc. (1)*	4,320,660
283,168	Johnson & Johnson	16,596,476
173,400	Merck & Co., Inc.	5,968,428
587,166	Pfizer, Inc.	14,872,915
		42,419,979

Road & Rail—2.39%
163,079	Burlington Northern Santa Fe Corp.	12,969,673
75,200	Norfolk Southern Corp.	4,060,800
98,148	Union Pacific Corp.	8,952,079
		25,982,552

Semiconductor Equipment & Products—4.51%
261,104	Analog Devices, Inc. (1)	9,901,064
381,700	Intel Corp.	7,626,366
78,000	Lam Research Corp.*	3,812,640
190,731	Linear Technology Corp. (1)	6,770,950
58,800	Maxim Integrated Products, Inc.	2,073,288
105,100	National Semiconductor Corp.	3,150,898
450,776	Texas Instruments, Inc. (1)	15,646,435
		48,981,641

Software—4.09%
408,085	Intuit, Inc. (1)*	22,105,964
787,359	Microsoft Corp.	19,014,720
67,100	Red Hat, Inc.*	1,972,069
63,300	Sybase, Inc.*	1,378,041
		44,470,794

Specialty Retail—6.77%
108,200	American Eagle Outfitters, Inc.	3,505,680
80,000	AnnTaylor Stores Corp.*	2,986,400
34,700	AutoZone, Inc.*	3,248,267
47,800	Barnes & Noble, Inc.	2,154,824
313,784	Bed Bath & Beyond, Inc.*	12,033,616
9,000	CDW Corp.	535,680
621,604	Home Depot, Inc.	24,820,648
270,117	Lowe’s Cos., Inc. (1)	17,030,877
69,500	Sherwin-Williams Co.	3,540,330
142,650	Staples, Inc.	3,767,387
		73,623,709

Textiles & Apparel—0.04%
12,800	Coach, Inc.*	422,656

Wireless Telecommunication Services—0.39%
179,451	Vodafone Group PLC, ADR	4,252,989
Total Common Stocks (cost—$906,787,723)		1,047,935,874

Tracking Stock—0.26%
Diversified Financials—0.26%
21,765	SPDR Trust, Series 1 (1) (cost—$2,853,283)	2,861,444

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Repurchase Agreement—4.01%
43,552	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $5,685,000 Federal Home Loan Mortgage Corp. obligations, 4.300% due 05/05/08 and $38,923,682 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$44,427,487); proceeds: $43,567,606 (cost—$43,552,000)	05/01/06	4.300	43,552,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned — 14.47%
Money Market Funds†—4.23%
5,681	AIM Liquid Assets Portfolio		4.720	5,681,117
5	AIM Prime Portfolio		4.746	4,531
‡ 0	Barclays Prime Money Market Fund		4.705	196
‡ 0	BlackRock Provident Institutional TempFund		4.641	10
40,339	UBS Private Money Market Fund LLC**		4.739	40,338,575
Total Money Market Funds (cost—$46,024,429)				46,024,429

Principal Amount (000) ($)

Repurchase Agreements—10.24%
47,307	Repurchase Agreement dated 04/28/06 with Barclays Bank, PLC, collateralized by $48,630,000 Federal National Mortgage Association obligations, 5.125% due 04/15/11; (value—$48,252,949); proceeds: $47,325,323	05/01/06	4.770	47,306,519
60,043	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $61,295,000 Federal Home Loan Bank obligations, 4.530% to 5.500% due 04/13/07 to 04/24/09; (value—$61,247,348); proceeds: $60,067,074	05/01/06	4.780	60,043,157
4,025	Repurchase Agreement dated 04/28/06 with Merrill Lynch & Co., collateralized by $4,195,000 Federal Home Loan Bank obligations, 5.250% due 12/11/20; (value—$4,107,014); proceeds: $4,027,004	05/01/06	4.770	4,025,404
Total Repurchase Agreements (cost—$111,375,080)				111,375,080
Total Investments of Cash Collateral from Securities Loaned (cost—$157,399,509)				157,399,509
Total Investments (cost—$1,110,592,515) (2)(3)—115.13%				1,251,748,827
Liabilities in excess of other assets—(15.13)%				(164,517,588)
Net Assets—100.00%				1,087,231,239

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)

Includes $154,054,601 of investments in securities on loan, at value. In addition to holding cash equivalents as collateral for portfolio securities loaned of $157,399,509, the custodian also held the following US government security having an aggregate value of $5,506,639 as collateral for portfolio securities loaned.

Principal
Amount		Maturity
(000) ($)		Date	Interest Rate (%)	Value ($)
5,208	US Treasury Inflation Index Note	07/15/13	1.875	5,506,639

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $163,863,603 and $22,707,291, respectively, resulting in net unrealized appreciation of investments of $141,156,312.

†	Interest rates shown reflect yield at April 30, 2006.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
**	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)
UBS Private Money Market Fund LLC	46,286,284	553,855,785	559,803,494	40,338,575	63,346

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	94.6
Netherlands Antilles	2.1
Panama	1.1
Japan	0.9
Cayman Islands	0.8
United Kingdom	0.3
Canada	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—96.86%
Aerospace & Defense—0.89%
47,600	Armor Holdings, Inc.*	2,906,932
66,000	Herley Industries, Inc.*	1,397,880
		4,304,812

Airlines—1.11%
78,000	AMR Corp. (1)*	1,921,920
236,200	Mesa Air Group, Inc. (1)*	2,487,186
39,400	SkyWest, Inc.	928,658
		5,337,764

Auto Components—1.46%
85,000	Aftermarket Technology Corp.*	2,167,500
58,100	BorgWarner, Inc.	3,528,413
67,100	Commercial Vehicle Group, Inc.*	1,359,446
		7,055,359

Automobiles—0.57%
32,000	Thor Industries, Inc. (1)	1,615,360
38,000	Winnebago Industries, Inc. (1)	1,119,100
		2,734,460

Banks—6.61%
132,000	Banc Corp.*	1,485,000
27,900	Cathay General Bancorp	1,067,454
24,600	East West Bancorp, Inc.	975,882
61,000	First Republic Bank	2,654,720
23,500	IBERIABANK Corp.	1,376,395
164,700	Investors Financial Services Corp. (1)	7,882,542
206,482	Popular, Inc. (1)	4,270,048
59,000	Prosperity Bancshares, Inc.	1,923,400
147,500	Sky Financial Group, Inc. (1)	3,812,875
139,042	TD Banknorth, Inc. (1)	4,128,157
87,000	UCBH Holdings, Inc.	1,539,030
110,000	W Holding Co., Inc.	823,900
		31,939,403

Building Products—0.33%
52,800	ElkCorp (1)	1,607,760

Chemicals—1.20%
97,800	Agrium, Inc.	2,525,196
174,000	Landec Corp.*	1,520,760
96,000	RPM International, Inc.	1,766,400
		5,812,356

Commercial Services & Supplies—10.46%
238,100	ARAMARK Corp., Class B	6,692,991
95,000	Central Parking Corp.	1,448,750
35,200	Dun & Bradstreet Corp.*	2,711,104
134,000	Equifax, Inc.	5,164,360
160,400	Herman Miller, Inc.	4,938,716
223,200	Hewitt Associates, Inc., Class A (1)*	6,470,568
66,300	LECG Corp.*	1,225,887
97,800	Navigant Consulting, Inc.*	2,061,624
180,400	Pitney Bowes, Inc.	7,549,740
301,700	ServiceMaster Co.	3,632,468
231,100	Steelcase, Inc., Class A (1)	4,326,192
147,700	Valassis Communications, Inc. (1)*	4,323,179
		50,545,579

Communications Equipment—0.73%
334,200	Andrew Corp.*	3,535,836

Containers & Packaging—0.39%
36,400	AptarGroup, Inc.	1,907,724

Diversified Consumer Services—2.72%
242,900	Career Education Corp. (1)*	8,955,723
114,000	Corinthian Colleges, Inc. (1)*	1,697,460
95,800	DeVry, Inc. (1)*	2,477,388
		13,130,571

Number of Shares		Value ($)

Diversified Financials—4.31%
55,300	Ace Cash Express, Inc. (1)*	1,493,100
23,100	Affiliated Managers Group, Inc. (1)*	2,340,030
49,200	American Capital Strategies, Ltd. (1)	1,713,144
95,300	Asset Acceptance Capital Corp.*	1,990,817
72,700	ASTA Funding, Inc. (1)	2,641,191
54,000	Boston Private Financial Holdings, Inc.	1,795,500
76,300	Cash America International, Inc.	2,508,744
325,700	Janus Capital Group, Inc.	6,338,122
		20,820,648

Diversified Telecommunication Services—0.44%
176,000	General Communication, Inc., Class A*	2,112,000

Electrical Equipment—2.88%
32,000	AMETEK, Inc.	1,576,640
139,300	Brady Corp., Class A	5,010,621
114,300	Energizer Holdings, Inc. (1)*	5,846,445
21,300	Genlyte Group, Inc.*	1,467,783
		13,901,489

Electronic Equipment & Instruments—5.04%
91,700	Anixter International, Inc.	4,662,028
43,800	Arrow Electronics, Inc.*	1,585,560
60,200	Avnet, Inc.*	1,574,230
186,600	Benchmark Electronics, Inc. (1)*	5,094,180
40,500	Coherent, Inc.*	1,498,905
24,800	Global Imaging Systems, Inc. (1)*	926,280
120,400	Ingram Micro, Inc., Class A*	2,214,156
94,200	Insight Enterprises, Inc.*	1,862,334
71,000	Lipman (1)*	2,044,800
114,000	Methode Electronics, Inc.	1,117,200
37,500	Roper Industries, Inc.	1,779,750
		24,359,423

Energy Equipment & Services—2.51%
49,200	Maverick Tube Corp. (1)*	2,677,464
46,000	Oceaneering International Inc.*	2,807,380
47,100	Oil States International, Inc.*	1,901,427
43,500	Unit Corp.*	2,512,125
46,500	Veritas DGC, Inc.*	2,228,280
		12,126,676

Food & Drug Retailing—0.32%
51,000	Performance Food Group Co. (1)*	1,565,700

Food Products—2.93%
34,680	Brooklyn Cheesecake & Deserts Co., Inc. (2)*	9,017
54,000	Delta & Pine Land Co. (1)	1,597,320
57,000	Fresh Del Monte Produce, Inc. (1)	1,072,170
58,000	J&J Snack Foods Corp.	1,986,500
100,100	J.M. Smucker Co.	3,929,926
159,400	McCormick & Co., Inc. (1)	5,551,902
		14,146,835

Number of Shares		Value ($)

Gas Utilities—1.15%
51,200	Atmos Energy Corp.	1,358,848
49,000	New Jersey Resources Corp. (1)	2,169,230
90,600	UGI Corp. (1)	2,029,440
		5,557,518

Health Care Equipment & Supplies—3.28%
48,000	Advanced Medical Optics, Inc. (1)*	2,236,800
34,000	Cooper Cos., Inc. (1)	1,863,880
85,860	Fisher Scientific International, Inc. (1)*	6,057,423
89,300	Invacare Corp.	2,737,045
38,000	Sybron Dental Specialties, Inc.*	1,787,520
44,000	Zoll Medical Corp.*	1,166,000
		15,848,668

Health Care Providers & Services—2.46%
64,000	AMN Healthcare Services, Inc. (1)*	1,230,080
53,800	AmSurg Corp. (1)*	1,374,052
216,500	IMS Health, Inc.	5,884,470
103,000	Option Care, Inc. (1)	1,473,930
51,000	RehabCare Group Inc.*	837,930
25,900	Triad Hospitals, Inc.*	1,067,080
		11,867,542

Hotels, Restaurants & Leisure—0.94%
44,800	CEC Entertainment, Inc.*	1,572,480
58,900	Landry’s Restaurants, Inc. (1)	2,089,183
51,000	O’Charley’s, Inc.*	864,450
		4,526,113

Household Durables—6.83%
164,100	American Greetings Corp., Class A	3,695,532
33,800	Beazer Homes USA, Inc. (1)	1,947,894
89,500	Black & Decker Corp.	8,378,095
45,300	Hovnanian Enterprises, Inc., Class A (1)*	1,801,581
49,900	M.D.C. Holdings, Inc. (1)	2,883,222
17,400	Meritage Homes Corp.*	1,141,092
85,500	Mohawk Industries, Inc. (1)*	6,848,550
106,100	Standard Pacific Corp.	3,364,431
72,700	Technical Olympic USA, Inc. (1)	1,526,700
54,300	WCI Communities, Inc. (1)*	1,391,709
		32,978,806

Industrial Conglomerates—0.29%
87,000	Tredegar Corp. (1)	1,397,220

Insurance—11.88%
90,800	Ambac Financial Group, Inc. (1)	7,478,288
54,800	American Financial Group, Inc.	2,426,544
40,000	AmerUs Group Co.	2,346,000
34,600	Arch Capital Group, Ltd.*	2,101,950
30,500	Delphi Financial Group, Inc., Class A	1,597,895
319,701	HCC Insurance Holdings, Inc. (1)	10,706,786
52,000	Infinity Property & Casualty Corp.	2,331,680
25,000	Markel Corp. (1)*	8,731,250
72,200	Max Re Capital, Ltd.	1,768,900
129,400	MBIA, Inc. (1)	7,716,122
48,100	Navigators Group, Inc.*	2,275,611
40,000	Selective Insurance Group, Inc.	2,226,400
80,400	StanCorp Financial Group, Inc.	3,966,936
39,500	Stewart Information Services Corp.	1,706,400
		57,380,762

Internet Software & Services—0.38%
73,000	Schawk, Inc.	1,849,820

IT Consulting & Services—1.38%
437,700	BearingPoint, Inc. (1)*	4,061,856
185,000	Gartner, Inc. (1)*	2,593,700
		6,655,556

Leisure Equipment & Products—2.23%
189,000	Hasbro, Inc.	3,725,190
50,100	K2, Inc.*	593,585
296,950	Mattel, Inc.	4,804,651
42,000	RC2 Corp.*	1,660,680
		10,784,106

Number of Shares		Value ($)

Machinery—3.92%
100,000	AGCO Corp. (1)*	2,367,000
28,500	Harsco Corp.	2,375,475
142,500	IDEX Corp.	7,239,000
31,000	Terex Corp.*	2,683,050
45,200	Timken Co.	1,577,480
59,400	Wabash National Corp.	1,075,140
47,000	Watts Water Technologies, Inc., Class A	1,607,870
		18,925,015

Media—5.26%
43,000	Carmike Cinemas, Inc. (1)	1,062,530
40,200	Central European Media Enterprises, Ltd., Class A (1)*	2,589,282
87,750	Harte-Hanks, Inc.	2,395,575
506,700	Interpublic Group of Cos., Inc. (1)*	4,854,186
119,350	Lee Enterprises, Inc.	3,675,980
79,600	McClatchy Co., Class A (1)	3,597,920
100,100	Radio One, Inc., Class D*	719,719
59,900	Saga Communications, Inc., Class A*	548,684
118,300	Source Interlink Cos., Inc. (1)*	1,281,189
162,000	Tribune Co. (1)	4,670,460
		25,395,525

Metals & Mining—0.68%
84,500	Gibraltar Industries, Inc.	2,348,255
22,300	Quanex Corp. (1)	953,548
		3,301,803

Multi-Line Retail—0.66%
223,400	Fred’s, Inc. (1)	3,170,046

Oil & Gas—2.10%
32,000	Edge Petroleum Corp.*	739,520
44,600	Energy Partners, Ltd.*	1,150,234
21,600	Houston Exploration Co.*	1,207,872
119,100	Pioneer Drilling Co.*	1,930,611
48,000	Quicksilver Resources, Inc. (1)*	1,989,120
82,300	Tsakos Energy Navigation, Ltd.*	3,158,674
		10,176,031

Paper & Forest Products—0.42%
63,000	Neenah Paper, Inc.	2,021,670

Personal Products—0.18%
20,500	Steiner Leisure, Ltd.*	883,960

Pharmaceuticals—0.21%
39,000	Par Pharmaceutical Cos., Inc. (1)*	1,004,250

Number of Shares		Value ($)

Real Estate—1.44%
95,300	Bluegreen Corp.*	1,175,049
130,600	Equity Inns, Inc.	2,115,720
54,300	LaSalle Hotel Properties	2,374,539
19,100	Pan Pacific Retail Properties, Inc.	1,272,824
		6,938,132

Road & Rail—2.17%
41,000	Arkansas Best Corp.	1,759,720
37,600	Con-way, Inc.	2,095,072
30,400	Greenbrier Cos., Inc.	1,220,560
56,000	Landstar System, Inc.	2,379,440
63,000	USA Truck, Inc.*	1,382,850
39,400	YRC Worldwide, Inc. (1)*	1,654,800
		10,492,442

Software—1.17%
74,000	Business Objects S.A., ADR (1)*	2,392,420
53,000	Hyperion Solutions Corp.*	1,622,860
75,000	Manhattan Associates, Inc.*	1,628,250
		5,643,530

Specialty Retail—2.39%
72,700	Claire’s Stores, Inc.	2,560,494
85,300	Men’s Wearhouse, Inc.	3,023,032
43,500	Regis Corp.	1,525,545
221,200	Rent-Way, Inc. (1)*	1,659,000
72,000	Sonic Automotive, Inc.	1,945,440
27,000	Stage Stores, Inc.	844,020
		11,557,531

Textiles & Apparel—0.33%
14,100	Kenneth Cole Productions, Inc., Class A (1)	359,691
40,000	UniFirst Corp.	1,240,800
		1,600,491

Trading Companies & Distributors—0.21%
121,300	Huttig Building Products, Inc.*	1,016,494
Total Common Stocks (cost—$404,302,927)		467,917,426

Number of Warrants
Warrants—0.00%
Consumer Products—0.00%
122	American Banknote Corp., strike price $10.00, expires 10/01/07 (2)††	0
122	American Banknote Corp., strike price $12.50, expires 10/01/07 (2)††	0
		0

Diversified Financials—0.00%
4,914	Imperial Credit Industries, Inc., strike price $2.15, expires 01/31/08 (2)††	0
Total Warrants (cost—$0)		0

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)
Repurchase Agreement—3.71%
17,952	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $18,404,350 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$18,311,954); proceeds: $17,958,433 (cost—$17,952,000)	05/01/06	4.300	17,952,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—23.77%
Money Market Funds†—6.71%
981	AIM Liquid Assets Portfolio	4.720	981,119
43	AIM Prime Portfolio	4.746	43,499
2	Barclays Prime Money Market Fund	4.705	2,307
‡ 0	BlackRock Provident Institutional TempFund	4.641	14
1	DWS Money Market Series	4.688	1,124
‡ 0	Federated Treasury Obligation Fund	4.459	10
31,377	UBS Private Money Market Fund LLC **	4.739	31,377,400
Total Money Market Funds (cost—$32,405,473)			32,405,473

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Repurchase Agreements—17.06%
29,179	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC., collateralized by $29,605,000 Federal Home Loan Bank obligations, 4.300% due 05/12/08; (value—$29,763,302); proceeds: $29,190,958	05/01/06	4.770	29,179,359
27,204	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $25,000,000 Federal Home Loan Bank obligations, 5.000% due 12/15/06 and $2,694,000 Federal National Mortgage Association obligations, 4.000% due 11/09/09; (value—$27,747,968); proceeds: $27,214,488	05/01/06	4.780	27,203,652
26,025	Repurchase Agreement dated 04/28/06 with Merrill Lynch & Co., collateralized by $27,115,000 Federal Home Loan Bank obligations, 5.250% due 12/11/20; (value—$26,546,287); proceeds: $26,035,495	05/01/06	4.770	26,025,150
Total Repurchase Agreements (cost—$82,408,161)				82,408,161
Total Investments of Cash Collateral from Securities Loaned (cost—$114,813,634)				114,813,634
Total Investments (cost—$537,068,561) (3)(4)—124.34%				600,683,060
Liabilities in excess of other assets—(24.34)%				(117,588,483)
Net Assets—100.00%				483,094,577

*	Non-income producing security.
†	Interest rates shown reflect yield at April 30, 2006.
††	Security is being fair valued by a valuation committee under the direction of the board of trustees.
‡	Amount represents less than 500 shares.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)	Illiquid securities representing 0.00% of net assets as of April 30, 2006.
(3)	Includes $110,365,072 of investments in securities on loan, at value.
(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $82,252,683 and $18,638,184, respectively, resulting in net unrealized appreciation of investments of $63,614,499.

ADR	American Depositary Receipt.
**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)

UBS Private Money Market Fund LLC	76,244,751	347,830,057	392,697,408	31,377,400	25,129

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	96.1
Bermuda	1.1
Puerto Rico	0.9
Greece	0.5
Canada	0.4
France	0.4
Israel	0.3
Cayman Islands	0.2
Bahamas	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—94.48%
Aerospace & Defense—0.37%
74,530	TransDigm Group, Inc.*	1,843,127

Air Freight & Couriers—0.40%
63,600	UTI Worldwide, Inc.	1,983,684

Auto Components—0.52%
175,000	Gentex Corp.	2,565,500

Banks—1.58%
25,000	City National Corp.	1,824,000
89,200	Colonial BancGroup, Inc.	2,312,956
73,443	East West Bancorp, Inc.	2,913,484
28,700	Umpqua Holdings Corp.	756,334
		7,806,774

Biotechnology—5.06%
226,410	Cepheid, Inc. (1)*	2,062,595
105,900	CV Therapeutics, Inc. (1)*	2,102,115
44,450	Encysive Pharmaceuticals, Inc. (1)*	189,802
32,300	Invitrogen Corp. (1)*	2,132,123
95,882	Neogen Corp.*	2,327,056
148,794	PDL BioPharma, Inc. (1)*	4,282,291
82,551	Progenics Pharmaceuticals, Inc.*	1,934,995
112,400	Rigel Pharmaceuticals, Inc. (1)*	1,206,052
63,600	Tanox, Inc. (1)*	1,023,324
79,992	Techne Corp.*	4,532,347
91,000	Telik, Inc. (1)*	1,673,490
27,000	United Therapeutics Corp.*	1,607,850
		25,074,040

Chemicals—1.45%
37,400	Balchem Corp.	865,062
121,400	Spartech Corp.	2,868,682
117,768	Symyx Technologies, Inc.*	3,432,937
		7,166,681

Commercial Services & Supplies—9.18%
158,800	24/7 Real Media, Inc.*	1,607,056
120,100	BISYS Group, Inc.*	1,914,394
48,600	Bright Horizons Family Solutions, Inc.*	1,930,392
92,200	Cogent, Inc. (1)*	1,508,392
66,500	Corporate Executive Board Co.	7,124,145
130,300	Covanta Holding Corp.*	2,173,404
413,341	First Consulting Group, Inc.*	3,203,393
75,100	G & K Services, Inc., Class A*	3,076,847
90,400	Mobile Mini, Inc. (1)*	2,981,392
84,700	MoneyGram International, Inc.	2,871,330
37,384	Monster Worldwide, Inc.*	2,145,842
134,400	Resources Connection, Inc.*	3,615,360
92,300	Rollins, Inc.	1,869,075
92,000	Stericycle, Inc.*	6,057,280
60,670	Universal Technical Institute, Inc.*	1,495,515
50,013	Waste Connections, Inc. (1)*	1,925,500
		45,499,317

Communications Equipment—3.79%
195,800	ADC Telecommunications, Inc.*	4,383,962
205,000	Digi International, Inc.*	2,593,250
160,000	Echelon Corp. (1)*	1,334,400
70,995	F5 Networks, Inc.*	4,157,467
110,600	Polycom, Inc.*	2,433,200
176,769	Powerwave Technologies, Inc.*	1,970,975
121,100	Tellabs, Inc.*	1,919,435
		18,792,689

Number of Shares		Value ($)

Computers & Peripherals—0.98%
204,007	ATI Technologies, Inc.*	3,166,189
16,700	Hutchinson Technology, Inc. (1)*	396,959
25,600	Rackable Systems, Inc.*	1,315,584
		4,878,732

Containers & Packaging—0.56%
82,100	Jarden Corp.*	2,791,400

Distributors—0.41%
26,800	WESCO International, Inc.*	2,010,000

Diversified Financials—5.50%
23,300	Affiliated Managers Group, Inc. (1)*	2,360,290
60,100	AmeriCredit Corp.*	1,819,828
85,467	Cash America International, Inc.	2,810,155
56,500	Eaton Vance Corp. (1)	1,608,555
99,601	Euronet Worldwide, Inc. (1)*	3,559,739
57,643	IndyMac Bancorp, Inc. (1)	2,785,310
81,100	Investment Technology Group, Inc.*	4,297,489
160,000	Knight Capital Group, Inc., Class A*	2,681,600
47,300	Nasdaq Stock Market, Inc.*	1,767,128
39,900	Nuveen Investments, Class A	1,919,988
32,000	Portfolio Recovery Associates, Inc.*	1,646,400
		27,256,482
Electrical Equipment—0.88%
53,900	Regal-Beloit Corp.	2,514,974
54,100	Woodward Governor Co.	1,852,925
		4,367,899

Electronic Equipment & Instruments—1.35%
140,000	Greatbatch, Inc.*	3,430,000
46,000	Intersil Corp., Class A	1,362,060
51,900	Tech Data Corp.*	1,905,768
		6,697,828

Energy Equipment & Services—4.00%
36,200	Atwood Oceanics, Inc. (1)*	1,931,270
64,400	Cooper Cameron Corp.*	3,235,456
43,900	Grant Prideco, Inc.*	2,247,680
48,700	Oil States International, Inc.*	1,966,019
52,200	Veritas DGC, Inc.*	2,501,424
158,000	W-H Energy Services, Inc.*	7,939,500
		19,821,349

Food & Drug Retailing—1.43%
102,000	Performance Food Group Co. (1)*	3,131,400
123,348	United Natural Foods, Inc. (1)*	3,943,436
		7,074,836

Food Products—0.65%
65,800	Central Garden & Pet Co.*	3,241,308

Health Care Equipment & Supplies—7.78%
93,300	American Medical Systems Holdings, Inc. (1)*	2,072,193
87,000	AngioDynamics, Inc.*	2,703,090
60,000	ArthroCare Corp. (1)*	2,719,800
41,760	Aspect Medical Systems, Inc. (1)*	1,188,490
49,200	Dade Behring Holdings, Inc.	1,918,800
194,800	Endologix, Inc.*	847,380
27,400	Fisher Scientific International, Inc. (1)*	1,933,070
76,141	I-Flow Corp. (1)*	1,041,609

Number of Shares		Value ($)

56,550	Immucor, Inc.*	1,642,778
80,390	Integra LifeSciences Holdings (1)*	3,373,164
22,200	Intuitive Surgical, Inc.*	2,819,400
35,700	Kinetic Concepts, Inc.*	1,558,662
70,000	Kyphon, Inc. (1)*	2,908,500
35,100	Millipore Corp.*	2,589,678
83,000	SurModics, Inc. (1)*	2,951,480
158,744	Synovis Life Technologies, Inc.*	1,581,090
132,100	West Pharmaceutical Services, Inc.	4,705,402
		38,554,586

Health Care Providers & Services—4.92%
94,200	Adeza Biomedical Corp.*	1,613,646
72,800	Centene Corp.*	1,870,232
46,938	Community Health Systems, Inc.*	1,701,033
46,836	Covance, Inc.*	2,732,881
19,600	Express Scripts, Inc.*	1,531,544
116,617	First Horizon Pharmaceutical Corp. (1)*	2,597,061
61,500	MAXIMUS, Inc.	2,142,660
13,600	Omnicare, Inc. (1)	771,256
80,694	Pediatrix Medical Group, Inc.*	4,084,730
91,500	PSS World Medical, Inc.*	1,650,660
49,036	Sierra Health Services, Inc.*	1,922,701
46,656	Sunrise Senior Living, Inc. (1)*	1,735,603
		24,354,007

Hotels, Restaurants & Leisure—3.50%
39,169	Boyd Gaming Corp. (1)	1,951,399
43,747	Brinker International, Inc. (1)	1,713,132
60,700	Cheesecake Factory, Inc.*	1,915,692
54,279	Penn National Gaming, Inc.*	2,210,241
90,586	Scientific Games Corp., Class A*	3,450,421
49,393	Sonic Corp.*	1,674,917
57,600	Vail Resorts, Inc.*	2,165,760
29,400	Wynn Resorts Ltd. (1)*	2,237,634
		17,319,196

Industrial Conglomerates—1.21%
109,564	Chemed Corp.	5,970,142

Insurance—0.93%
145,900	AmCOMP, Inc.*	1,386,050
95,693	HCC Insurance Holdings, Inc.	3,204,759
		4,590,809

Internet Software & Services—4.89%
133,369	Akamai Technologies, Inc. (1)*	4,493,202
80,000	Digital Insight Corp.*	2,759,200
59,968	Equinix, Inc. (1)*	3,951,891
139,323	Jupitermedia Corp. (1)*	2,454,871
243,322	Openwave Systems, Inc. (1)*	4,528,223
170,100	WebEx Communications, Inc.*	6,013,035
		24,200,422

Number of Shares		Value ($)

IT Consulting & Services—1.85%
205,970	Keane, Inc. (1)*	2,912,416
13,900	NAVTEQ Corp.*	577,128
125,500	Perot Systems Corp., Class A*	1,892,540
78,814	Redback Networks, Inc.*	1,765,433
56,600	Satyam Computer Services Ltd., ADR (1)	2,036,468
		9,183,985

Leisure Equipment & Products—0.76%
68,500	Build-A-Bear Workshop, Inc. (1)*	2,212,550
33,600	SCP Pool Corp.	1,569,792
		3,782,342

Machinery—1.60%
49,900	Joy Global, Inc.	3,277,931
27,200	Middleby Corp.*	2,402,032
36,669	Oshkosh Truck Corp.	2,244,143
		7,924,106

Metals & Mining—1.18%
50,700	Allegheny Technologies, Inc.	3,515,538
46,000	Foundation Coal Holdings, Inc.	2,332,200
		5,847,738

Multi-Line Retail—0.32%
111,000	Fred’s, Inc. (1)	1,575,090

Oil & Gas—2.44%
93,864	Denbury Resources, Inc.*	3,059,967
56,213	Encore Acquisition Co.*	1,722,366
110,882	Energy Partners Ltd. (1)*	2,859,647
68,000	Helix Energy Solutions Group, Inc. (1)*	2,639,760
48,445	Plains Exploration & Production Co. (1)*	1,786,167
		12,067,907

Pharmaceuticals—1.66%
116,400	Anadys Pharmaceuticals, Inc.*	1,614,468
61,000	Medicis Pharmaceutical Corp., Class A (1)	2,005,680
117,500	MGI Pharma, Inc.*	2,194,900
159,200	Nastech Pharmaceutical Co., Inc. (1)*	2,415,064
		8,230,112

Real Estate—1.80%
72,300	Host Hotels & Resorts, Inc. (1)	1,519,746
38,300	Jones Lang LaSalle, Inc.	3,246,308
93,400	Strategic Hotel Capital, Inc.	2,118,312
83,100	Williams Scotsman International, Inc.*	2,041,767
		8,926,133

Road & Rail—0.25%
52,700	J.B. Hunt Transport Services, Inc.	1,255,841

Semiconductor Equipment & Products—7.02%
95,100	Cree, Inc. (1)*	2,835,882
34,400	Cymer, Inc.*	1,778,136
348,002	Entegris, Inc.*	3,542,660
179,100	Integrated Device Technology, Inc.*	2,725,902
37,719	Lam Research Corp.*	1,843,705
376,098	Microsemi Corp. (1)*	10,274,997
145,700	O2Micro International Ltd.*	1,564,818
105,106	Power Integrations, Inc. (1)*	2,225,094
88,549	Rudolph Technologies, Inc.*	1,468,143
121,300	Semtech Corp. (1)*	2,274,375
47,400	Trident Microsystems, Inc.*	1,260,840
90,639	Varian Semiconductor Equipment Associates, Inc.*	2,968,427
		34,762,979

Software—6.67%
347,432	Activision, Inc.*	4,930,060
67,800	Amdocs Ltd.*	2,522,160
39,800	Cognos, Inc.*	1,483,346
325,549	Informatica Corp.*	5,003,688
114,000	National Instruments Corp.	3,610,380
116,800	Quest Software, Inc.*	2,010,128
35,400	Salesforce.com, Inc.*	1,240,770

Number of Shares		Value ($)
167,500	TIBCO Software, Inc.*	1,443,850
104,808	Transaction Systems Architects, Inc.*	4,186,032
139,800	Unica Corp.*	1,817,400
112,719	Verint Systems, Inc.*	3,656,604
49,500	Witness Systems, Inc.*	1,155,825
		33,060,243

Specialty Retail—3.68%
72,850	AnnTaylor Stores Corp.*	2,719,490
65,400	Golf Galaxy, Inc.*	1,693,860
178,800	Gymboree Corp.*	5,378,304
80,700	Hibbett Sporting Goods, Inc.*	2,446,017
138,200	Hot Topic, Inc.*	2,049,506
85,515	Pacific Sunwear of California, Inc.*	1,992,500
27,800	PETCO Animal Supplies, Inc.*	608,820
58,500	Urban Outfitters, Inc.*	1,357,200
		18,245,697

Textiles & Apparel—2.20%
52,000	Carter’s, Inc.*	3,502,720
100,800	Coach, Inc.*	3,328,416
29,192	Polo Ralph Lauren Corp.	1,772,538
61,800	Under Armour, Inc., Class A (1)*	2,273,004
		10,876,678

Trading Companies & Distributors—0.48%
46,000	MSC Industrial Direct Co., Inc., Class A	2,385,560

Wireless Telecommunication Services—1.23%
95,445	Crown Castle International Corp.*	3,211,724
162,359	Syniverse Holdings, Inc.*	2,875,378
		6,087,102
Total Common Stocks (cost—$387,824,914)		468,072,321

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)
Repurchase Agreement—5.16%
25,540	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $26,183,550 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$26,052,101); proceeds: $25,549,152 (cost—$25,540,000)	05/01/06	4.300	25,540,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—15.17%
Money Market Funds†—6.43%
93	AIM Liquid Assets Portfolio	4.720	93,155
4	AIM Prime Portfolio	4.746	4,053
7	Barclays Prime Money Market Fund	4.705	6,950
‡ 0	BlackRock Provident Institutional TempFund	4.641	60
1	DWS Money Market Series	4.688	677
31,755	UBS Private Money Market Fund LLC**	4.739	31,754,502
Total Money Market Funds (cost—$31,859,397)			31,859,397

Principal Amount (000) ($)
Repurchase Agreements—8.74%
14,700	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $15,135,000 Federal Home Loan Bank obligations, zero coupon due 07/05/06; (value—$14,994,245); proceeds: $14,705,843	05/01/06	4.770	14,700,000
14,557	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $7,651,000 Federal Farm Credit Bank obligations, 5.090% due 06/22/07 and $7,357,000 Federal National Mortgage Association obligations, 4.500% due 02/15/11; (value—$14,848,913); proceeds: $14,563,148	05/01/06	4.780	14,557,349
14,029	Repurchase Agreement dated 04/28/06 with Merrill Lynch & Co., collateralized by $14,620,000 Federal Home Loan Bank obligations, 5.250% due 12/11/20; (value—$14,313,359); proceeds: $14,035,062	05/01/06	4.770	14,029,485
Total Repurchase Agreements (cost—$43,286,834)				43,286,834
Total Investments of Cash Collateral from Securities Loaned (cost—$75,146,231)				75,146,231
Total Investments (cost—$488,511,145) (2)(3)—114.81%				568,758,552
Liabilities in excess of other assets—(14.81)%				(73,347,740)
Net Assets—100.00%				495,410,812

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)	Includes $72,489,150 of investments in securities on loan, at value.
(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $87,249,976 and $7,002,569, respectively, resulting in net unrealized appreciation of investments of $80,247,407.

†	Interest rates shown reflect yield at April 30, 2006.
‡	Amount represents less than 500 shares.
ADR	American Depositary Receipt
**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)
UBS Private Money Market Fund LLC	139,819,700	312,713,768	420,778,966	31,754,502	94,421

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	97.7
Canada	0.8
Guernsey	0.4
India	0.4
Virgin Islands	0.4
Cayman Islands	0.3
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of Investments – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—97.94%
Australia—5.82%
Air Freight & Couriers—0.01%
8,869	Toll Holdings Ltd. (1)	94,200

Airlines—0.02%
74,072	Qantas Airways Ltd.	194,716

Banks—1.56%
78,037	Australia & New Zealand Banking Group Ltd.	1,657,117
41,362	Commonwealth Bank of Australia	1,476,965
11,315	Macquarie Bank Ltd.	613,795
408,876	National Australia Bank Ltd.	11,683,308
20,391	Suncorp-Metway Ltd.	315,109
79,725	Westpac Banking Corp.	1,520,334
		17,266,628

Beverages—0.73%
36,277	Coca Cola Amatil Ltd.	200,647
1,731,171	Foster’s Group Ltd.	7,733,715
24,758	Lion Nathan Ltd.	156,498
		8,090,860

Chemicals—0.02%
14,677	Orica Ltd.	271,635

Commercial Services & Supplies—0.05%
53,289	Brambles Industries Ltd. (1)	451,828
23,066	Computershare Ltd.	138,092
		589,920

Construction & Engineering—0.01%
11,751	Leighton Holdings Ltd.	149,273

Construction Materials—0.08%
53,270	CSR Ltd.	163,911
41,042	Rinker Group Ltd.	661,052
		824,963

Containers & Packaging—0.34%
677,855	Amcor Ltd.	3,723,454

Diversified Telecommunication Services—0.48%
1,776,331	Telstra Corp. Ltd. (1)	5,317,298

Food & Drug Retailing—0.50%
604,960	Coles Myer Ltd.	4,922,514
40,008	Woolworths Ltd.	567,191
		5,489,705

Gas Utilities—0.02%
16,201	Australian Gas Light Co. Ltd.	238,789

Health Care Equipment & Supplies—0.01%
1,900	Cochlear Ltd.	76,218

Hotels, Restaurants & Leisure—0.05%
17,160	Aristocrat Leisure Ltd. (1)	192,040
30,775	TABCORP Holdings Ltd. (1)	357,734
		549,774

Industrial Conglomerates—0.35%
140,001	Wesfarmers Ltd.	3,850,442

Insurance—0.13%
66,542	AMP Ltd.	455,503
68,984	AXA Asia Pacific Holdings Ltd.	330,187
52,858	Insurance Australia Group Ltd.	226,898
21,545	QBE Insurance Group Ltd.	366,334
		1,378,922

Media—0.00%
7,707	John Fairfax Holdings Ltd.	22,836

Number of Shares		Value ($)

Metals & Mining—1.07%
53,831	Alumina Ltd.	292,830
132,847	BHP Billiton Ltd.	2,957,265
26,209	BlueScope Steel Ltd.	152,926
14,410	Iluka Resources Ltd.	80,468
11,014	Newcrest Mining Ltd.	190,788
2,876,473	Oxiana Ltd. (1)	7,452,218
11,204	Rio Tinto Ltd. (1)	669,488
		11,795,983

Oil & Gas—0.10%
39,888	Origin Energy Ltd. (1)	213,649
30,589	Santos Ltd.	274,697
15,788	Woodside Petroleum Ltd.	561,363
		1,049,709

Pharmaceuticals—0.06%
8,622	CSL Ltd.	377,968
62,323	Mayne Pharma Ltd.*	140,156
60,307	Symbion Health Ltd. (1)	156,698
		674,822

Real Estate—0.19%
113,531	General Property Trust	362,272
25,810	Lend Lease Corp. Ltd.	279,823
75,826	Mirvac Group	243,685
83,586	Stockland	436,911
63,732	Westfield Group	819,757
		2,142,448

Transportation Infrastructure—0.04%
23,252	Patrick Corp. Ltd. (1)	150,512
51,124	Transurban Group (1)	256,354
		406,866
Total Australia Common Stocks		64,199,461

Austria—0.61%
Building Products—0.07%
14,948	Wienerberger AG	790,356

Machinery—0.15%
9,523	Andritz AG	1,669,736
Oil & Gas—0.39%
60,890	OMV AG	4,233,487
Total Austria Common Stocks		6,693,579

Belgium—1.38%
Banks—0.55%
52,496	KBC Bancassurance Holding	6,089,754

Beverages—0.01%
1,581	InBev NV	79,744

Diversified Financials—0.82%
240,531	Fortis	9,023,697
Total Belgium Common Stocks		15,193,195

Number of Shares		Value ($)

Bermuda—0.09%
Marine—0.09%
29,559	Frontline Ltd. (1)	956,501
1	Ship Finance International Ltd.	16
		956,517

Brazil—0.89%
Banks—0.28%
38,833	Unibanco - Uniao de Bancos Brasileiros SA, ADR	3,081,399

Oil & Gas—0.61%
75,760	Petroleo Brasileiro SA, ADR	6,734,306
Total Brazil Common Stocks		9,815,705

Denmark—0.12%
Banks—0.07%
19,600	Danske Bank AS	779,744

Pharmaceuticals—0.05%
8,858	Novo-Nordisk AS	575,219
Total Denmark Common Stocks		1,354,963

Finland—1.12%
Communications Equipment—0.35%
168,866	Nokia Oyj (1)	3,845,398

IT Consulting & Services—0.09%
30,026	Tietoenator Oyj	942,853

Machinery—0.17%
45,530	Metso Oyj	1,809,381
2,206	Wartsila Corp., B Shares	94,013
		1,903,394

Paper & Forest Products—0.51%
13,804	Stora Enso Oyj	216,296
232,200	UPM-Kymmene Oyj	5,448,751
		5,665,047
Total Finland Common Stocks		12,356,692

France—8.50%
Aerospace & Defense—0.02%
5,830	Thales SA	250,516

Airlines—0.05%
24,009	Air France-KLM	558,846

Auto Components—0.04%
6,218	Compagnie Generale des Etablissements Michelin	448,713

Automobiles—0.31%
18,048	Peugeot SA (1)	1,186,284
18,799	Renault SA (1)	2,181,948
		3,368,232

Banks—1.72%
46,606	BNP Paribas SA (1)	4,403,981
4,660	BNP Paribas*	425,350
44,376	Credit Agricole SA (1)	1,788,154
81,251	Societe Generale (1)	12,413,512
		19,030,997

Building Products—0.76%
111,891	Cie de Saint-Gobain (1)	8,392,065

Communications Equipment—0.03%
19,105	Alcatel SA*	275,496

Construction & Engineering—0.49%
60,274	Alstom*	5,459,794

Construction Materials—0.08%
6,798	Lafarge SA (1)	836,195

Number of Shares		Value ($)

Diversified Telecommunication Services—0.20%
92,702	France Telecom (1)	2,164,798

Electrical Equipment—0.45%
44,016	Schneider Electric SA	4,983,872

Food & Drug Retailing—0.03%
3,811	Casino Guichard-Perrachon SA	303,623

Food Products—0.03%
2,882	Groupe Danone	359,594

Household Durables—0.03%
17,160	Thomson	355,045

Insurance—0.34%
102,592	Axa (1)	3,765,122

IT Consulting & Services—0.09%
18,860	Cap Gemini SA*	1,009,332

Machinery—0.64%
5,455	Vallourec SA	7,088,491

Media—0.35%
13,899	Societe Television Francaise 1 (1)	461,170
92,246	Vivendi Universal SA (1)	3,367,968
		3,829,138

Metals & Mining—0.14%
37,257	Arcelor	1,532,312

Multi-Utilities—0.10%
28,181	Suez SA (1)	1,108,903
24,336	Suez SA STRIP VVPR*	307
		1,109,210

Oil & Gas—1.51%
60,086	Total SA	16,616,351

Personal Products—0.04%
4,852	L’Oreal SA	449,915

Pharmaceuticals—0.38%
44,987	Sanofi-Synthelabo SA (1)	4,242,482

Textiles & Apparel—0.67%
70,446	LVMH Moet Hennessy Louis Vuitton SA (1)	7,416,594
Total France Common Stocks		93,846,733

Germany—5.67%
Auto Components—0.03%
3,062	Continental AG (1)	364,553

Automobiles—0.16%
10,486	Bayerische Motoren Werke (BMW) AG (1)	570,308
11,596	DaimlerChrysler AG (1)	635,799
7,661	Volkswagen AG (1)	591,602
		1,797,709

Number of Shares		Value ($)

Banks—0.96%
174,495	Commerzbank AG (1)	7,231,696
27,223	Deutsche Bank AG (1)	3,342,412
		10,574,108

Chemicals—1.25%
23,343	BASF AG (1)	2,001,391
215,540	Bayer AG (1)	9,955,187
46,752	Lanxess*	1,912,207
		13,868,785

Diversified Financials—0.11%
8,179	Deutsche Boerse AG (1)	1,182,825

Diversified Telecommunication Services—0.18%
109,363	Deutsche Telekom AG (1)	1,975,765

Electric Utilities—0.17%
15,265	E.ON AG (1)	1,859,007

Electrical Equipment—0.10%
11,360	Siemens AG (1)	1,074,884

Health Care Providers & Services—0.48%
3,205	Celesio AG (1)	301,640
41,414	Fresenius Medical Care AG (1)	4,969,299
		5,270,939

Hotels, Restaurants & Leisure—0.05%
27,376	TUI AG (1)	582,994

Insurance—0.14%
6,322	Allianz AG (1)	1,058,394
3,268	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	463,085
		1,521,479

Metals & Mining—0.18%
60,028	ThyssenKrupp AG (1)	1,978,860

Multi-Utilities—1.60%
203,763	RWE AG (1)	17,665,678

Pharmaceuticals—0.13%
13,570	Schering AG (1)	1,457,247

Software—0.13%
6,511	SAP AG (1)	1,422,713
Total Germany Common Stocks		62,597,546

Greece—1.54%
Banks—0.56%
10,250	Alpha Bank A.E.	387,942
115,485	National Bank of Greece SA	5,728,764
		6,116,706

Building Products-Cement—0.44%
96,320	Titan Cement Co.	4,899,580

Diversified Telecommunication Services—0.33%
164,088	Hellenic Telecommunications Organization SA*	3,672,419

Electric Utilities—0.09%
37,918	Public Power Corp.	971,098

Gaming—0.12%
35,554	OPAP SA	1,314,250
Total Greece Common Stocks		16,974,053

Hong Kong—1.52%
Airlines—0.02%
102,000	Cathay Pacific Airways Ltd.	182,864

Number of Shares		Value ($)

Banks—0.09%
32,500	BOC Hong Kong Holdings Ltd.	67,068
28,000	Dah Sing Financial Group	229,322
12,100	Hang Seng Bank Ltd.	156,531
30,000	Wing Hang Bank Ltd.	278,591
23,300	Wing Lung Bank Ltd.	221,631
		953,143

Diversified Financials—0.08%
37,000	Hong Kong Exchanges & Clearing Ltd.	266,764
55,000	Swire Pacific Ltd.	564,663
		831,427

Diversified Telecommunication Services—0.01%
195,000	PCCW Ltd.	130,783

Electric Utilities—0.54%
86,000	CLP Holdings Ltd.	501,361
1,110,000	Hong Kong Electric Holdings	5,461,739
		5,963,100

Gas Utilities—0.02%
109,134	Hong Kong & China Gas (1)	260,403

Hotels, Restaurants & Leisure—0.01%
46,000	Shangri-La Asia Ltd.	81,578

Industrial Conglomerates—0.08%
89,836	Hutchison Whampoa Ltd.	884,073

Media—0.02%
31,000	Television Broadcasts Ltd.	193,718

Real Estate—0.59%
55,500	Cheung Kong Holdings Ltd.	625,630
34,000	Hang Lung Properties Ltd.	68,410
65,000	Henderson Land Development	381,870
27,000	Hysan Development Co. Ltd.	77,831
58,000	Sun Hung Kai Properties Ltd.	662,041
1,185,000	Wharf Holdings Ltd.	4,753,266
		6,569,048

Road & Rail—0.01%
32,367	MTR Corp.	86,414

Specialty Retail—0.04%
53,500	Esprit Holdings Ltd.	428,508
19,500	Yue Yuen Industrial Holdings	57,217
		485,725

Wireless Telecommunication Services—0.01%
92,000	SmarTone Telecommunications Holdings Ltd.	103,233
Total Hong Kong Common Stocks		16,725,509

India—0.26%
IT Consulting & Services—0.26%
36,069	Infosys Technologies Ltd., ADR (1)	2,836,827

Indonesia—0.37%
Diversified Telecommunication Services—0.37%
118,509	PT Telekomunikasi Indonesia, ADR	4,088,560

Number of Shares		Value ($)

Ireland—0.30%
Banks—0.17%
68,214	Allied Irish Banks PLC	1,648,026
10,400	Bank of Ireland	195,367
		1,843,393

Construction Materials—0.10%
30,168	CRH PLC	1,109,448

Industrial Conglomerates—0.00%
2,945	DCC PLC	71,707

Media—0.03%
107,049	Independent News & Media PLC	334,932
Total Ireland Common Stocks		3,359,480

Italy—4.39%
Automobiles—0.43%
339,685	Fiat SpA (1)*	4,774,011

Banks—3.27%
2,051,436	Banca Intesa SpA (1)	12,164,035
43,473	Banca Popolare Italiana	457,960
13,043	Banche Popolari Unite Scrl	329,759
23,181	Banco Popolare di Verona e Novara	652,460
803,363	Capitalia SpA (1)	6,973,039
1,275,161	UniCredito Italiano SpA (2)	9,604,200
782,418	UniCredito Italiano SpA (3)	5,873,238
		36,054,691

Construction Materials—0.20%
50,577	Buzzi Unicem SpA	1,294,025
34,655	Italcementi SpA	911,578
		2,205,603

Diversified Financials—0.05%
65,484	Mediolanum SpA (1)	517,994

Diversified Telecommunication Services—0.12%
238,560	Telecom Italia SpA (1)	668,148
262,793	Telecom Italia SpA (1)‡‡	657,443
		1,325,591

Electric Utilities—0.00%
4,270	Enel SpA	36,901

Gas Utilities—0.11%
262,792	Snam Rete Gas SpA (1)	1,177,791

Oil & Gas—0.21%
77,311	ENI SpA	2,360,361
Total Italy Common Stocks		48,452,943

Japan—21.95%
Auto Components—0.61%
1,000	Bridgestone Corp.	24,371
157,700	Denso Corp.	6,190,831
23,000	NGK Spark Plug Co. Ltd.	512,924
		6,728,126

Automobiles—2.69%
8,000	Daihatsu Motor Co. Ltd.	84,591
14,000	Fuji Heavy Industries Ltd.	90,154
126,800	Honda Motor Co. Ltd.	9,009,020
100,000	Mazda Motor Corp.	654,284
10,000	Mitsubishi Motors Corp.*	21,868
116,700	Nissan Motor Co. Ltd.	1,534,272
2,900	Suzuki Motor Corp.	70,803
311,900	Toyota Motor Corp.	18,243,130
		29,708,122

Number of Shares		Value ($)

Banks—1.52%
7,000	77 Bank Ltd.	55,083
20,000	Bank of Fukuoka Ltd. (1)	172,309
43,000	Bank of Kyoto Ltd.	498,107
39,000	Chiba Bank Ltd.	353,129
24,000	Chugoku Bank Ltd.	377,289
14,000	Gunma Bank Ltd.	108,075
13,000	Hachijuni Bank Ltd.	106,816
44,000	Joyo Bank Ltd.	295,227
290	Mitsubishi Tokyo Financial Group, Inc.	4,558,907
51	Resona Holdings, Inc.*	173,785
4	Sapporo Hokuyo Holdings, Inc.	44,966
845	Sumitomo Mitsui Financial Group, Inc.	9,276,336
75,000	Sumitomo Trust & Banking Co. Ltd.	798,314
		16,818,343

Beverages—0.06%
8,400	ITO EN Ltd. (1)	309,103
21,000	Kirin Brewery Co. Ltd.	311,316
		620,419

Building Products—0.04%
15,900	JS Group Corp.	353,985
11,000	TOTO Ltd. (1)	114,478
		468,463

Chemicals—1.20%
143,000	Asahi Kasei Corp.	1,057,445
218,000	Dainippon Ink and Chemicals, Inc.	874,949
130,100	JSR Corp.	4,010,460
99,000	Mitsui Chemicals, Inc.	716,427
85,800	Shin-Etsu Chemical Co. Ltd.	4,958,187
41,000	Showa Denko K.K.	181,478
41,000	Sumitomo Chemical Co. Ltd.	359,356
55,000	Ube Industries Ltd.	183,551
63,900	Zeon Corp.	868,162
		13,210,015

Commercial Services & Supplies—0.06%
7,400	Benesse Corp.	268,405
15,300	Nichii Gakkan Co. (1)	368,173
1,300	Secom Co. Ltd.	70,900
		707,478

Communications Equipment—0.01%
5,800	NEC Fielding Ltd.	94,846

Computers & Peripherals—0.23%
13,200	Elpida Memory, Inc. (1)*	605,138
153,000	Fujitsu Ltd.	1,275,168
51,000	NEC Electronics Corp.	356,975
45,000	Toshiba Corp. (1)	286,524
		2,523,805
Construction & Engineering—0.11%
10,000	COMSYS Holdings Corp.	134,106
17,000	JGC Corp.	297,853
22,200	Kurita Water Industries Ltd. (1)	452,325
34,000	Nishimatsu Construction Co. Ltd. (1)	142,133
26,000	Obayashi Corp.	198,885
10,000	Taisei Corp.	44,702
		1,270,004

Construction Materials—0.03%
79,000	Taiheiyo Cement Corp. (1)	384,367

Number of Shares		Value ($)

Diversified Financials—2.03%
7,760	ACOM Co. Ltd.	452,522
101,800	Aeon Credit Service Co. Ltd.	2,816,230
2,450	Aiful Corp.	146,314
104,000	Daiwa Securities Group, Inc.	1,442,199
7,100	Hitachi Capital Corp.	139,051
101,000	Hokuhoku Financial Group, Inc.	411,575
1,000	Mitsui Trust Holdings, Inc.	13,814
339	Mizuho Financial Group, Inc.	2,890,871
10,000	Nikko Cordial Corp.	164,861
285,100	Nomura Holdings Co. Ltd.	6,447,394
24,220	Orix Corp.	7,274,615
300	Promise Co. Ltd.	18,495
18,000	UFJ NICOS Co. Ltd.	159,030
		22,376,971

Diversified Telecommunication Services—0.13%
329	Nippon Telegraph & Telephone Corp. (NTT)	1,473,587

Electric Utilities—0.30%
34,400	Chubu Electric Power Co., Inc. (1)	903,315
18,900	Kyushu Electric Power Co., Inc.	441,523
1,200	Tohoku Electric Power Co., Inc.	27,665
74,000	Tokyo Electric Power Co., Inc.	1,900,935
		3,273,438

Electrical Equipment—0.80%
14,900	Fanuc Ltd.	1,409,327
76,200	Fujikura Ltd.	881,354
155,000	Mitsubishi Electric Corp.	1,349,010
10,500	Nitto Denko Corp.	880,648
274,900	Sumitomo Electric Industries Ltd.	4,364,987
		8,885,326

Electronic Equipment & Instruments—0.63%
27,600	Alps Electric Co. Ltd. (1)	484,542
5,200	Casio Computer Co. Ltd.	97,730
32,600	Citizen Watch Co. Ltd.	318,370
2,900	Hitachi Chemical Co. Ltd.	84,556
465,000	Hitachi Ltd.	3,458,965
11,300	Hoya Corp.	457,498
600	Keyence Corp.	157,450
12,700	Kyocera Corp.	1,185,623
4,000	Nippon Electric Glass Co., Ltd. (1)	90,282
1,800	Omron Corp.	50,270
7,300	TDK Corp.	610,978
		6,996,264

Food & Drug Retailing—0.07%
1,900	FamilyMart Co. Ltd.	55,065
11,900	Seven & I Holdings Co. Ltd.*	460,888
3,700	SUNDRUG Co. Ltd.	86,257
5,500	York-Benimaru Co. Ltd.	185,966
		788,176

Food Products—0.08%
7,500	Katokichi Co., Ltd.	58,293
32,500	Yakult Honsha Co. Ltd. (1)	847,714
		906,007

Gas Utilities—0.07%
172,000	Tokyo Gas Co. Ltd.	832,319

Health Care Equipment & Supplies—0.05%
18,000	Olympus Corp.	515,347

Health Care Providers & Services—0.04%
12,100	Suzuken Co. Ltd.	435,691

Number of Shares		Value ($)

Household Durables—1.49%
81,300	Daito Trust Construction Co., Ltd.	4,226,900
16,000	Daiwa House Industry Co. Ltd. (1)	272,744
112,900	Matsushita Electric Industrial Co. Ltd.	2,726,694
10,000	Matsushita Electric Works, Ltd.	121,372
7,600	Nintendo Co. Ltd.	1,134,677
353,000	Sekisui House Ltd.	5,465,586
60,000	Sharp Corp.	1,053,353
22,700	Sony Corp.	1,140,333
27,000	Sumitomo Forestry Co. Ltd.	274,825
		16,416,484

Household Products—0.33%
113,000	Kao Corp.	3,036,754
11,600	Uni-Charm Corp.	665,244
		3,701,998

Insurance—1.01%
227	Millea Holdings, Inc.	4,525,447
430,000	Mitsui Sumitomo Insurance Co. Ltd.	5,796,777
53,000	NIPPONKOA Insurance Co. Ltd. (1)	473,376
21,000	Sompo Japan Insurance, Inc.	304,308
		11,099,908

Internet & Catalog Retail—0.01%
93	Rakuten, Inc.	75,142

Internet Software & Services—0.05%
19,500	Softbank Corp. (1)	501,778

IT Consulting & Services—0.11%
17,300	CSK Corp. (1)	829,561
4,800	Hitachi Information Systems, Ltd.	112,133
6,500	Itochu Techno-Science Corp.	266,017
		1,207,711

Leisure Equipment & Products—0.13%
77,500	Konica Minolta Holdings, Inc.	1,020,946
25,400	NAMCO BANDAI Holdings, Inc.*	366,060
600	Sega Sammy Holdings, Inc.	23,923
		1,410,929

Machinery—0.87%
31,000	Amada Co., Ltd.	339,226
9,300	Daikin Industries Ltd.	324,252
118,800	Hitachi Construction Machinery Co. Ltd.	3,244,790
33,000	Komatsu Ltd.	705,704
109,000	Kubota Corp.	1,232,012
58,000	Minebea Co. Ltd.	375,409
32,000	Mitsubishi Heavy Industries Ltd.	158,504
1,800	SMC Corp.	273,482
88,800	THK Co. Ltd.	2,901,120
		9,554,499

Marine—0.09%
89,000	Kawasaki Kisen Kaisha Ltd.	554,333
27,000	Mitsubishi Logistics Corp. (1)	411,645
		965,978

Media—0.01%
700	Nippon Television Network Corp. (1)	105,739

Metals & Mining—0.39%
26,000	Dowa Mining Co. Ltd.	296,843
10,000	Hitachi Metals Ltd.	111,711
24,000	JFE Holdings, Inc.	931,630
207,000	Kobe Steel Ltd.	703,544
149,000	Mitsubishi Materials Corp. (1)	804,769
50,000	Mitsui Mining & Smelting Co. Ltd.	347,780
206,000	Nippon Steel Corp.	759,847
52,000	Nisshin Steel Co. Ltd. (1)	181,302
42,000	Sumitomo Metal Industries Ltd.	177,052
		4,314,478

Number of Shares		Value ($)

Multi-Line Retail—0.20%
8,600	Aeon Co. Ltd.	214,122
61,000	Hankyu Department Stores (1)	557,151
11,700	Isetan Co. Ltd.	239,929
28,700	Marui Co. Ltd.	554,516
2,400	Ryohin Keikaku Co. Ltd.	215,413
25,000	Takashimaya Co. Ltd. (1)	365,126
4,000	UNY Co. Ltd.	71,488
		2,217,745

Office Electronics—1.27%
171,100	Canon, Inc.	13,088,139
46,000	Ricoh Co. Ltd.	913,011
		14,001,150

Oil & Gas—0.55%
606,000	Nippon Mining Holdings, Inc.	5,604,163
64,000	Nippon Oil Corp.	506,424
		6,110,587

Paper & Forest Products—0.01%
21,000	OJI Paper Co. Ltd.	125,412

Personal Products—0.09%
50,000	Shiseido Co. Ltd.	968,252

Pharmaceuticals—1.93%
19,500	Astellas Pharmaceutical Co. Ltd.	813,463
42,500	Chugai Pharmaceutical Co. Ltd.	920,059
56,100	Daiichi Sankyo Co. Ltd.*	1,446,041
38,000	Kyowa Hakko Kogyo Co. Ltd.	264,980
166,500	Mitsubishi Chemical Holdings Corp.*	1,052,826
275,600	Takeda Pharmaceutical Co.	16,846,055
		21,343,424

Real Estate—0.21%
73,000	Mitsubishi Estate Co. Ltd.	1,596,364
17,000	Mitsui Fudosan Co. Ltd.	380,714
23	NTT Urban Development Corp.	188,864
4,000	Sumitomo Realty & Development Co. Ltd.	106,091
		2,272,033

Road & Rail—1.00%
129	Central Japan Railway Co.	1,325,517
232	East Japan Railway Co.	1,811,338
631,000	Tokyu Corp. (1)	4,449,945
778	West Japan Railway Co.	3,457,322
		11,044,122

Semiconductor Equipment & Products—0.06%
3,400	Advantest. Corp.	391,762
4,200	Tokyo Electron Ltd.	302,464
		694,226

Software—0.03%
4,800	Capcom Co. Ltd. (1)	49,743
4,500	Fuji Soft ABC, Inc. (1)	140,693
5,400	Hitachi Software Engineering Co. Ltd.	101,186
		291,622

Specialty Retail—0.08%
5,500	Autobacs Seven Co. Ltd.	263,733
6,250	Nitori Co., Ltd.	338,120
1,900	Shimamura Co. Ltd.	234,278
		836,131

Number of Shares		Value ($)

Textiles & Apparel—0.02%
13,000	Onward Kashiyama Co. Ltd.	219,435

Tobacco—0.02%
68	Japan Tobacco, Inc.	273,517

Trading Companies & Distributors—0.35%
134,000	Itochu Corp.	1,216,844
103,000	Marubeni Corp.	593,404
18,200	Mitsubishi Corp.	440,355
32,700	Mitsui & Co. Ltd.	494,241
72,000	Sumitomo Corp.	1,078,751
		3,823,595

Wireless Telecommunication Services—0.88%
1,316	KDDI Corp.	8,113,397
1,045	NTT DoCoMo, Inc.	1,560,181
		9,673,578
Total Japan Common Stocks		242,266,587

Luxembourg—0.07%
Marine—0.07%
25,400	Stolt-Nielsen SA	723,042

Netherlands—3.59%
Aerospace & Defense—0.01%
1,818	European Aeronautic Defense and Space Co.*	71,744

Banks—0.27%
100,693	ABN AMRO Holdings N.V. (1)	3,009,443

Chemicals—0.10%
2,255	Akzo Nobel N.V.*	129,842
21,080	DSM NV	961,658
		1,091,500

Commercial Services & Supplies—0.07%
8,950	USG People NV	771,197

Construction & Engineering—0.04%
4,211	Koninklijke BAM Groep N.V.	452,368

Diversified Financials—1.33%
361,424	ING Groep N.V. (1)	14,709,678

Diversified Telecommunication Services—0.07%
63,304	Koninklijke (Royal) KPN N.V. (1)	743,537

Food Products—0.15%
42,913	Koninklijke Wessanen N.V. (1)	694,063
12,572	Unilever N.V.	908,033
		1,602,096

Household Durables—0.74%
237,443	Koninklijke (Royal) Philips Electronics N.V.*	8,192,917

Insurance—0.08%
46,906	Aegon N.V. (1)	856,286

Number of Shares		Value ($)

Media—0.58%
435,447	Reed Elsevier N.V. (1)*	6,454,981

Semiconductor Equipment & Products—0.02%
10,608	STMicroelectronics N.V.*	194,991

Trading Companies & Distributors—0.13%
272,259	Hagemeyer N.V. (1)*	1,480,408
Total Netherlands Common Stocks		39,631,146

New Zealand—0.43%
Construction Materials—0.02%
31,581	Fletcher Building Ltd.	183,540

Diversified Telecommunication Services—0.41%
1,254,555	Telecom Corp. of New Zealand Ltd.	4,590,999
Total New Zealand Common Stocks		4,774,539

Norway—1.21%
Beverages—0.10%
21,657	Orkla ASA	1,139,898

Energy Equipment & Services—0.47%
91,977	Petroleum Geo-Services ASA*	5,176,802

Metals & Mining—0.33%
1,510,957	Crew Gold Corp*	3,592,451

Oil & Gas—0.22%
4,443	Norsk Hydro ASA	683,904
52,875	Statoil ASA	1,741,002
		2,424,906

Transportation Services—0.09%
70,668	Bergesen Worldwide Gas ASA*	1,008,691
Total Norway Common Stocks		13,342,748

Portugal—0.11%
Electric Utilities—0.11%
299,407	Electricidade de Portugal SA	1,178,524

Singapore—1.35%
Aerospace & Defense—0.01%
79,000	Singapore Technologies Engineering Ltd.	155,911

Airlines—0.03%
32,000	Singapore Airlines Ltd.	287,431

Banks—0.61%
46,000	DBS Group Holdings Ltd.	517,933
1,343,800	Oversea-Chinese Banking Corp.	5,780,150
46,000	United Overseas Bank Ltd.	474,287
		6,772,370

Beverages—0.01%
8,000	Fraser and Neave Ltd.	111,835

Construction & Engineering—0.01%
58,580	SembCorp Industries Ltd.	133,397

Diversified Financials—0.01%
13,000	Keppel Corp. Ltd.	125,814

Diversified Telecommunication Services—0.33%
2,075,860	Singapore Telecommunications Ltd.	3,597,860

Electronic Equipment & Instruments—0.02%
22,000	Venture Corp. Ltd.	187,868

Hotels, Restaurants & Leisure—0.00%
100	United Overseas Land Ltd.	193

Media—0.02%
79,750	Singapore Press Holdings Ltd.	215,909

Oil & Gas—0.25%
769,000	Singapore Petroleum Co. Ltd. (1)	2,796,983

Number of Shares		Value ($)

Real Estate—0.05%
56,000	CapitaLand Ltd.	173,572
27,000	City Developments Ltd.*	172,497
11,600	K-REIT Asia*	10,933
58,000	Keppel Land Ltd.	173,901
		530,903
Total Singapore Common Stocks		14,916,474

South Africa—0.30%
Oil & Gas—0.30%
80,049	Sasol Ltd.	3,368,382

South Korea—0.96%
Banks—0.34%
42,628	Kookmin Bank, ADR	3,796,023

Metals & Mining—0.33%
51,600	POSCO ADR	3,636,252

Semiconductor Equipment & Products—0.29%
9,306	Samsung Electronics Co. Ltd., GDR (4)	3,173,346
Total South Korea Common Stocks		10,605,621

Spain—3.99%
Banks—1.12%
134,810	Banco Bilbao Vizcaya Argentaria SA (1)	2,978,037
604,651	Banco Santander Central Hispano SA (1)	9,375,156
		12,353,193

Diversified Telecommunication Services—1.45%
995,165	Telefonica SA	15,944,857

Electric Utilities—1.05%
354,924	Iberdrola SA	11,561,480

Gas Utilities—0.02%
6,537	Gas Natural SDG, SA (1)	199,414

IT Consulting & Services—0.01%
6,525	Indra Sistemas SA	134,345

Metals & Mining—0.00%
2,217	Acerinox SA	37,284

Oil & Gas—0.20%
74,377	Repsol YPF SA	2,221,990

Specialty Retail—0.14%
39,167	Inditex SA	1,593,573
Total Spain Common Stocks		44,046,136

Sweden—2.52%
Banks—0.17%
36,049	ForeningsSparbanken AB (Swedbank) (1)	991,959
32,162	Svenska Handelsbanken, Series A (1)	924,333
		1,916,292

Communications Equipment—0.63%
1,943,358	Telefonaktiebolaget LM Ericsson (1)	6,918,778

Diversified Telecommunication Services—0.59%
1,047,433	TeliaSonera AB (1)	6,504,557

Machinery—0.14%
52,637	Atlas Copco AB, A Shares	1,555,700

Number of Shares		Value ($)

Media—0.05%
45,866	Eniro AB	503,279

Metals & Mining—0.76%
487,168	AB SKF, B Shares (1)	8,374,224

Paper & Forest Products—0.15%
35,570	Svenska Cellulosa AB	1,611,963

Specialty Retail—0.03%
10,082	Hennes & Mauritz AB	382,916
Total Sweden Common Stocks		27,767,709

Switzerland—4.71%
Banks—1.54%
218,835	Credit Suisse Group (1)	13,745,563
34,284	Julius Baer Holding Ltd.	3,286,863
		17,032,426

Chemicals—0.13%
96,164	Clariant AG*	1,496,505

Construction Materials—0.19%
24,438	Holcim Ltd. (1)	2,049,308

Electrical Equipment—0.54%
418,329	ABB Ltd.*	5,970,346

Food Products—0.62%
3,313	Barry Callebaut AG*	1,243,510
18,424	Nestle SA (1)	5,619,157
		6,862,667

Hotels, Restaurants & Leisure—0.02%
367	Kuoni Reisen Holding AG*	196,787

Insurance—0.32%
49,072	Swiss Re (1)	3,580,887

Insurance-Multiline—0.27%
12,373	Zurich Financial Services AG*	3,010,444

Machinery—0.07%
1,590	Georg Fischer AG*	773,077

Medical Products—0.04%
3,205	Synthes, Inc.	397,976

Pharmaceuticals—0.73%
68,227	Novartis AG	3,914,168
800	Roche Holdings AG	137,333
25,878	Roche Holding Genussehein AG	3,979,144
		8,030,645

Specialty Retail—0.24%
50,772	Compagnie Financiere Richemont AG	2,630,302
Total Switzerland Common Stocks		52,031,370

Taiwan—0.93%
Computers & Peripherals—0.61%
212,000	High Tech Computer Corp.	6,777,409

Diversified Telecommunication Services—0.32%
169,100	Chunghwa Telecom Co. Ltd., ADR	3,483,460
Total Taiwan Common Stocks		10,260,869

United Kingdom—23.24%
Aerospace & Defense—0.02%
25,467	BAE Systems PLC	193,888

Auto Components—0.30%
577,853	GKN PLC	3,303,486

Number of Shares		Value ($)

Banks—5.51%
383,125	Barclays PLC	4,785,735
636,608	HBOS PLC	11,173,531
960,507	HSBC Holdings PLC	16,595,768
876,419	Lloyds TSB Group PLC	8,526,363
602,643	Royal Bank of Scotland Group PLC	19,682,185
		60,763,582

Beverages—0.24%
13,637	Diageo PLC	225,053
115,678	SABMiller PLC	2,440,629
		2,665,682

Building Products—0.02%
86,101	Pilkington PLC	255,533

Chemicals—0.44%
170,927	BOC Group PLC	4,856,191

Commercial Services & Supplies—0.49%
601,568	Brambles Industries PLC	4,974,846
151,288	Hays PLC	466,239
		5,441,085

Construction & Engineering—0.02%
28,652	AMEC PLC	205,597

Diversified Financials—0.12%
14,785	3i Group PLC	240,494
23,932	Man Group PLC	1,102,813
		1,343,307

Diversified Telecommunication Services—0.07%
190,026	BT Group PLC	759,749

Electric Utilities—0.23%
273,082	International Power PLC	1,482,731
52,250	Scottish & Southern Energy PLC	1,071,906
		2,554,637

Electronic Equipment & Instruments—0.10%
56,796	Cookson Group PLC*	549,958
152,063	Premier Farnell PLC	556,669
		1,106,627

Food & Drug Retailing—0.76%
309,913	Boots Group PLC (1)	3,961,644
84,626	Premier Foods PLC	458,330
132,948	RHM PLC	657,005
569,800	Tesco PLC	3,319,792
		8,396,771

Food Products—0.79%
31,083	Cadbury Schweppes PLC	308,347
32,480	Tate & Lyle PLC	328,720
761,722	Unilever PLC	8,091,146
		8,728,213

Gaming—0.01%
41,144	PartyGaming PLC*	113,105

Hotels, Restaurants & Leisure—0.70%
170,797	Compass Group PLC	736,595
34,209	Enterprise Inns PLC	582,022
288,907	Intercontinental Hotels Group PLC (1)	5,094,507
36,340	Punch Taverns PLC	580,506
18,439	Rank Group PLC	76,664
54,434	William Hill PLC	629,824
		7,700,118

Number of Shares		Value ($)

Household Durables—0.04%
57,302	Taylor Woodrow PLC	400,208

Household Products—0.12%
36,058	Reckitt Benckiser PLC	1,314,414

Industrial Conglomerates—0.66%
317,372	Smiths Group PLC	5,900,291
228,794	Tomkins PLC	1,413,324
		7,313,615

Insurance—1.71%
378,499	Aviva PLC	5,528,596
1,477,742	Old Mutual PLC	5,180,630
645,947	Prudential PLC	7,579,892
47,646	Resolution PLC	543,899
		18,833,017

Internet & Catalog Retail—0.03%
17,446	Gus PLC	327,044

IT Consulting & Services—0.03%
85,253	LogicaCMG PLC	278,279

Media—0.20%
36,124	Emap PLC	579,032
381,851	ITV PLC	800,773
39,568	Johnston Press PLC	350,850
50,546	Trinity Mirror PLC	506,030
		2,236,685

Metals & Mining—1.01%
70,084	Anglo American PLC	2,984,169
326,476	BHP Billiton PLC	6,721,447
134,292	Corus Group PLC*	206,930
22,601	Rio Tinto PLC	1,243,016
		11,155,562

Multi-Line Retail—0.10%
36,464	Next PLC	1,071,882

Multi-Utilities—0.25%
263,603	National Grid PLC	2,766,389

Oil & Gas—5.21%
685,008	BG Group PLC	9,206,207
2,395,577	BP PLC	29,552,589
150,244	Royal Dutch Shell PLC, A Shares††	5,139,816
252,923	Royal Dutch Shell PLC, A Shares†††	8,672,806
137,786	Royal Dutch Shell PLC, B Shares	4,927,201
		57,498,619

Pharmaceuticals—2.71%
70,831	Astra Zeneca PLC	3,913,664
917,859	GlaxoSmithKline PLC	26,043,729
		29,957,393

Real Estate—0.00%
1,913	Berkeley Group Holdings PLC*	40,152

Software—0.03%
65,336	Sage Group PLC	297,859

Specialty Retail—0.05%
20,062	Travis Perkins PLC	575,467

Tobacco—0.21%
75,874	British America Tobacco PLC	1,939,807
10,971	Imperial Tobacco Group PLC	340,905
		2,280,712

Trading Companies & Distributors—0.38%
169,538	Wolseley PLC	4,244,780

Number of Shares		Value ($)

Water Utilities—0.04%
106,078	Northumbrian Water Group PLC	479,244

Wireless Telecommunication Services—0.64%
2,994,229	Vodafone Group PLC	7,070,862
Total United Kingdom Common Stocks		256,529,754
Total Common Stocks (cost—$807,525,351)		1,080,894,664

Preferred Stocks—0.18%
Germany—0.18%
Automobiles—0.07%
13,606	Volkswagen AG (1)	755,275

Household Products—0.02%
2,328	Henkel KGaA	279,955

Media—0.09%
35,160	ProSieben SAT.1 Media AG	974,099
Total Preferred Stocks (cost—$1,387,548)		2,009,329

Investment Company—0.03%
Australia—0.03%
Real Estate—0.03%
137,694	Macquarie Infrastructure Group (cost—$364,160)	373,468

Number of
Warrants
Warrants—0.00%
Singapore—0.00%
Real Estate—0.00%
2,300	City Developments Ltd., strike price $2.50, expires 05/10/06* (cost—$0)	10,839

Number of
Rights
Rights—0.00%
Hong Kong—0.00%
Diversified Financials—0.00%
4	Hutchison Whampoa Ltd. expires 05/04/06*	0

Switzerland—0.00%
Insurance—0.00%
49,072	Swiss Reinsurance expires 08/05/06*	0
Total Rights (cost—$0)		0

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)
Short-Term US Government Obligation @—0.04%
480	US Treasury Bills ‡ (cost—$470,720)	09/28/06	4.600	470,720

Repurchase Agreement—1.08%
11,885	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $12,184,475 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$12,123,305); proceeds: $11,889,259 (cost—$11,885,000)	05/01/06	4.300	11,885,000

Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—20.75%
Money Market Funds†—6.20%
1	AIM Liquid Assets Portfolio	4.720	964
14	AIM Prime Portfolio	4.746	13,677
6	Barclays Prime Money Market Fund	4.705	6,333
60	BlackRock Provident Institutional TempFund	4.641	60,067
1	DWS Money Market Series	4.688	1,206
68,315	UBS Private Money Market Fund LLC **	4.739	68,315,268
Total Money Market Funds (cost—$68,397,515)			68,397,515

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Repurchase Agreements—14.55%
66,390	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $70,880,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 03/06/07 (value—$67,718,752); proceeds: $66,416,694	05/01/06	4.770	66,390,304
65,373	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $66,280,000 Federal Home Loan Bank obligations, zero coupon to 4.819% due 06/14/06 to 08/21/06 and $2,160,000 Resolution Funding Co. Interest Strips, zero coupon due 10/15/28 (value—$66,680,498); proceeds: $65,398,994	05/01/06	4.780	65,372,954
28,858	Repurchase Agreement dated 04/28/06 with Merrill Lynch & Co., collateralized by $29,945,000 Federal Home Loan Bank obligations, 4.625% to 5.250% due 01/18/08 to 12/11/20; (value—$29,439,235); proceeds: $28,869,093	05/01/06	4.770	28,857,622
Total Repurchase Agreements (cost—$160,620,880)				160,620,880
Total Investments of Cash Collateral from Securities Loaned (cost—$229,018,395)				229,018,395
Total Investments (cost—$1,050,651,174) (5)(6)—120.02%				1,324,662,415
Liabilities in excess of other assets—(20.02)%				(220,997,187)
Net assets—100.00%				1,103,665,228

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)	Security is traded on the Milan Exchange.
(3)	Security is traded on the Xetra (Exchange Electronic Trading) Exchange.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.29% of net assets as of April 30, 2006, is considered liquid and many be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Includes $217,427,851 of investments in securities on loan, at value.
(6)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $279,695,061 and $5,683,820, respectively, resulting in net unrealized appreciation of investments of $274,011,241.

†	Interest rates shown reflect yield at April 30, 2006.
††	Security is traded on the London Exchange.
†††	Security is traded on the Netherlands Exchange.
‡	Entire amount pledged as collateral for futures transactions.
‡‡	Non-convertible savings shares.
@	Interest rate shown is discount rate at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)
**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)

UBS Private Money Market Fund LLC	64,652,176	891,926,294	888,263,202	68,315,268	101,104

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
48	EUR	Dow Jones Euro STOXX 50 Futures	2,267,258	June 2006	23,089
24	GBP	FTSE 100 Index Futures	2,637,325	June 2006	(9,435)
					13,654

Forward Foreign Currency Contracts

					Unrealized
	Contract to	In		Maturity	Appreciation
	Deliver	Exchange For		Dates	(Depreciation) ($)
Great Britain Pound	6,921,000	USD	12,354,331	07/31/06	(283,067)
United States Dollar	1,305,456	JPY	149,040,032	05/08/06	3,463
					(279,604)

Currency Type Abbreviations:
EUR	Euro Dollar
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio's semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust
PACE International Emerging Markets Equity Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of
Shares		Value ($)

Common Stocks—88.19%
Brazil—6.30%
Banks—0.38%
16,800	Unibanco - Uniao de Bancos Brasileiros SA, GDR	1,333,080

Electric Utilities—0.47%
32,600,000	AES Tiete SA	851,318
27,600	CPFL Energia SA	391,716
9,200	CPFL Energia SA, ADR (1)	389,804
		1,632,838

Insurance—0.39%
66,900	Porto Seguro SA*	1,368,773

Metals & Mining—1.49%
79,700	Companhia Siderurgica Nacional SA	2,799,238
53,200	Companhia Vale do Rio Doce (CVRD), ADR (1)	2,366,336
		5,165,574

Oil & Gas—1.06%
37,122	Petroleo Brasileiro SA- Petrobras	3,668,767

Paper & Forest Products—1.00%
215,350	Votorantim Celulose e Papel SA, ADR (1)	3,464,982

Retail—0.87%
52,500	Lojas Renner SA	3,006,109

Transportation Infrastructure—0.64%
252,000	Companhia de Concessoes Rodoviarias (CCR)	2,209,679
Total Brazil Common Stocks		21,849,802

Cayman Islands—0.30%
Hotel, Motel or Lodging—0.30%
116,600	Kingdom Hotel Investments, GDR*	1,023,748

Chile—1.06%
Banks—0.60%
47,300	Banco Santander Chile SA, ADR	2,066,064

Diversified Financials—0.21%
403,178	Administradora de Fondos de Pensiones Provida SA	736,255

Water Utilities—0.25%
36,000	Inversiones Aguas Metropolitanas SA, ADR (2)*	866,545
Total Chile Common Stocks		3,668,864

China—3.93%
Building Products—0.37%
7,046,000	Asia Aluminum Holdings Ltd.*#(3)	1,281,372

Construction Materials—0.28%
554,000	Anhui Conch Cement Co. Ltd., Class H (1)	957,476

Diversified Telecommunication Services—0.77%
7,572,000	China Telecom Corp. Ltd.	2,661,280

Number of
Shares		Value ($)

Machinery (Diversified)—0.63%
5,644,000	Shanghai Electric Group Co. Ltd.*	2,183,844

Road & Rail—0.22%
1,964,000	Guangshen Railway Co. Ltd.	753,602

Technology, Hardware & Equipment—0.25%
814,000	TPV Technology Ltd.	881,895

Textiles & Apparel—0.56%
1,404,000	Fountain Set (Holdings) Ltd.	561,361
1,890,000	Texwinca Holdings Ltd.	1,389,473
		1,950,834

Transportation Infrastructure—0.85%
306,000	China Merchants Holdings International Co. Ltd.	1,045,877
3,156,000	Zhejiang Expressway Co. Ltd.	1,902,971
		2,948,848
Total China Common Stocks		13,619,151

Czech Republic—1.36%
Banks—0.45%
9,943	Komercni Banka A.S.	1,567,460

Media—0.72%
38,400	Central European Media Enterprises Ltd., Class A (1)*	2,473,344

Tobacco—0.19%
1,071	Philip Morris CR A.S.	668,709
Total Czech Republic Common Stocks		4,709,513

Egypt—0.33%
Wireless Telecommunication Services—0.33%
41,245	Egyptian Co. for Mobile Services (MobiNil)	1,139,506

Hong Kong—3.66%
Automobiles—0.50%
3,492,000	Dongfeng Motor Corp. Ltd.*	1,733,997

Distributors—0.56%
908,000	China Resources Enterprise Ltd.	1,955,761

Marine—0.54%
784,000	Cosco Pacific Ltd.	1,870,687

Oil & Gas—1.13%
3,716,000	China Petroleum & Chemical Corp. (Sinopec)	2,360,453
1,950,000	CNOOC Ltd.	1,552,329
		3,912,782

Wireless Telecommunication Services—0.93%
242,000	China Mobile (Hong Kong) Ltd.	1,407,684
845,000	Foxconn International Holdings Ltd. (1)*	1,820,064
		3,227,748
Total Hong Kong Common Stocks		12,700,975

Hungary—1.41%
Banks—0.52%
35,196	OTP Bank Rt.	1,365,425
5,800	OTP Bank Rt., ADR (1)(2)	441,380
		1,806,805

Diversified Telecommunication Services—0.51%
382,069	Magyar Tavkozlesi Rt. (Matav)	1,747,570

Number of
Shares		Value ($)

Oil & Gas—0.38%
11,102	MOL Magyar Olaj-es Gazipari Rt.	1,321,347
Total Hungary Common Stocks		4,875,722

India—3.10%
Automobiles—0.46%
76,400	Tata Motors Ltd., ADR (1)	1,583,772

Banks—0.43%
116,300	ICICI Bank Ltd.	1,491,955

Beverages—0.10%
40,700	McDowell & Co. Ltd., GDR# (3)*	354,063

Chemicals—0.52%
79,859	Reliance Industries Ltd.	1,796,383

Construction Materials—0.72%
504,647	India Cements Ltd.*	2,513,120

Diversified Telecommunication Services—0.87%
336,550	Bharti Tele-Ventures Ltd.*	3,020,705
Total India Common Stocks		10,759,998

Indonesia—0.85%
Banks—0.42%
69,824,000	PT Bank Internasional Indonesia Tbk	1,470,397

Diversified Telecommunication Services—0.43%
1,735,000	PT Telekomunikasi Indonesia, Series B	1,491,093
Total Indonesia Common Stocks		2,961,490

Israel—2.03%
Banks—1.40%
622,424	Bank Hapoalim Ltd.	3,136,428
440,500	Bank Leumi Le-Israel	1,725,234
		4,861,662

Diversified Telecommunication Services—0.34%
928,440	Bezeq Israeli Telecommunication Corp. Ltd.	1,171,687

Software—0.29%
41,000	Retalix Ltd. (1)*	1,007,780
Total Israel Common Stocks		7,041,129

Kazakhstan—0.31%
Metals & Mining—0.31%
38,800	KazakhGold Group Ltd., GDR*	1,080,580

Lebanon—0.46%
Diversified Telecommunication Services—0.46%
105,200	Investcom LLC, GDR*	1,593,780

Malaysia—5.66%
Banks—1.69%
1,271,800	Commerce Asset-Holding Berhad	2,210,301
1,392,800	Hong Leong Bank Berhad	1,978,736
916,600	Public Bank Berhad	1,684,814
		5,873,851

Consumer Services—0.75%
655,600	Tanjong PLC	2,586,229

Number of
Shares		Value ($)

Marine—0.72%
1,030,000	Malaysia International Shipping Co. Berhad	2,500,414

Plantations—0.63%
562,600	IOI Corp. Berhad	2,203,840

Transportation Infrastructure—0.56%
2,549,400	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	1,955,126

Wireless Telecommunication Services—1.31%
1,875,900	Maxis Communications Berhad	4,528,034
Total Malaysia Common Stocks		19,647,494

Mexico—6.88%
Banks—1.02%
1,362,429	Grupo Financiero Banorte SA de C.V., Series O	3,551,486

Beverages—0.82%
306,700	Grupo Continential SA	585,827
587,500	Grupo Modelo, SA de C.V., Series C	2,244,895
		2,830,722

Construction Materials—1.40%
72,049	Cemex SA de C.V., ADR (1)	4,864,749

Household Products—0.68%
666,400	Kimberly-Clark de Mexico SA de C.V., Series A	2,351,292

Media—0.64%
104,800	Grupo Televisa SA, ADR	2,221,760

Metals & Mining—0.35%
437,000	Industrias CH, SA, Series B*	1,200,343

Multi-Line Retail—0.50%
609,700	Wal-Mart de Mexico SA de C.V., Series V	1,738,065

Transportation Infrastructure—0.51%
24,400	Grupo Aeroportuario del Pacifico SA de C.V., ADR	812,032
25,000	Grupo Aeroportuario del Sureste SA de C.V., ADR (1)*	969,250
		1,781,282

Wireless Telecommunication Services—0.96%
89,788	America Movil SA de C.V., ADR, Series L	3,314,075
Total Mexico Common Stocks		23,853,774

Morocco—0.37%
Diversified Telecommunication Services—0.37%
77,352	Maroc Telecom (1)	1,268,635

Panama—0.35%
Banks—0.35%
71,800	Banco Latinoamericano de Exportaciones SA, Class E	1,209,112

Peru—0.70%
Metals & Mining—0.70%
80,000	Compania de Minas Buenaventura SA, ADR	2,431,200

Philippines—0.38%
Diversified Telecommunication Services—0.38%
33,600	Philippine Long Distance Telephone Co., ADR (1)	1,335,600

Poland—0.92%
Banks—0.60%
30,969	Bank Pekao SA	2,078,118

Number of
Shares		Value ($)

Diversified Telecommunication Services—0.32%
151,561	Telekomunikacja Polska SA	1,110,825
Total Poland Common Stocks		3,188,943

Russia—4.37%
Auto Manufacturing/Suppliers—0.42%
59,800	JSC Severstal-Avto*	1,441,180

Food & Drug Retailing—0.39%
70,689	Pyaterochka Holding NV, GDR*	1,346,625

Metals & Mining—0.39%
50,000	Mechel OAO, ADR	1,355,000

Oil & Gas—2.62%
37,250	Gazprom, ADR (1)	1,691,150
59,412	LUKOIL, ADR	5,382,727
47,461	NovaTek OAO, GDR	2,017,093
		9,090,970

Wireless Telecommunication Services—0.55%
58,900	Mobile TeleSystems, ADR	1,923,674
Total Russia Common Stocks		15,157,449

South Africa—11.57%
Banks—2.26%
228,692	ABSA Group Ltd.	4,514,884
595,630	African Bank Investments Ltd.	3,328,594
		7,843,478

Beverages—0.44%
72,200	SABMiller PLC	1,523,310

Diversified Financials—1.41%
614,584	Alexander Forbes Ltd.*	1,584,375
231,676	Standard Bank Group Ltd.	3,306,079
		4,890,454

Diversified Telecommunication Services—0.42%
60,485	Telkom South Africa Ltd.	1,440,574

Food Products—0.25%
30,557	Tiger Brands Ltd.	851,276

Health Care Equipment & Supplies—0.26%
129,987	Aspen Pharmacare Holdings Ltd.*	918,827

Household Durables—0.89%
780,890	Steinhoff International Holdings Ltd.*	3,094,987

Industrial Conglomerates—1.57%
92,769	Barloworld Ltd.	2,036,675
153,944	Remgro Ltd.	3,395,089
		5,431,764

Metals & Mining—0.99%
31,600	AngloGold Ashanti Ltd.	1,713,416
104,819	Harmony Gold Mining Co. Ltd.*	1,725,918
		3,439,334

Oil & Gas—1.34%
110,772	Sasol Ltd.	4,661,175

Specialty Retail—0.64%
118,500	Ellerine Holdings Ltd.	1,821,500
80,049	Truworths International Ltd.	386,099
		2,207,599

Number of
Shares		Value ($)

Wireless Telecommunication Services—1.10%
383,945	MTN Group Ltd.	3,831,468
Total South Africa Common Stocks		40,134,246

South Korea—13.62%
Banks—1.89%
84,700	Industrial Bank of Korea (IBK)	1,706,213
54,178	Kookmin Bank	4,839,298
		6,545,511

Beverages—0.65%
17,231	Hite Brewery Co., Ltd.	2,265,314

Construction & Engineering—1.15%
23,490	GS Engineering & Construction Corp.	1,703,473
39,660	Hyundai Development Co.	2,300,045
		4,003,518

Diversified Financials—1.59%
41,070	Daishin Securities Co.	960,129
92,543	Hana Financial Group, Inc.	4,542,770
		5,502,899

Diversified Telecommunication Services—1.12%
38,390	KT Corp.	1,725,759
92,500	KT Corp., ADR (1)	2,152,475
		3,878,234

Electric Utilities—0.98%
76,290	Korea Electric Power Corp. (KEPCO)	3,389,049

Electrical Equipment—0.81%
45,363	KH Vatec Co. Ltd.*	1,199,965
28,808	Kumho Electric, Inc.	1,618,770
		2,818,735

Gas Utilities—0.81%
73,030	Korea Gas Corp.	2,795,147

Metals & Mining—0.39%
15,100	Korea Zinc Co., Ltd.	1,359,192

Oil & Gas—0.74%
34,940	SK Corp.	2,570,861

Retail—0.70%
117,530	Lotte Shopping Co., Ltd., GDR (2)*	2,414,066

Semiconductor Equipment & Products—1.98%
10,084	Samsung Electronics Co. Ltd.	6,885,174

Tobacco—0.43%
26,470	KT&G Corp.	1,481,781

Transportation Infrastructure—0.38%
182,000	Macquarie Korea Infrastructure Fund, GDR*	1,324,960
Total South Korea Common Stocks		47,234,441

Taiwan—11.46%
Banks—1.11%
3,654,000	Mega Financial Holding Co. Ltd.	2,851,645
3,630,802	Ta Chong Bank Ltd.*	984,343
		3,835,988

Chemicals—0.68%
1,281,000	Taiwan Fertilizer Co. Ltd.	2,360,772

Computers & Peripherals—1.70%
1,466,500	Asustek Computer, Inc.	4,058,546
1,357,077	Compal Electronics, Inc.	1,492,929

Number of
Shares		Value ($)

229,000	Lite-On Technology Corp.	361,020
		5,912,495

Construction Materials—0.58%
2,592,100	Taiwan Cement Corp.	2,031,044

Diversified Telecommunication Services—1.43%
1,444,000	Chunghwa Telecom Co. Ltd.	2,774,312
105,400	Chunghwa Telecom Co. Ltd., ADR	2,171,240
		4,945,552

Electronic Equipment & Instruments—1.70%
1,073,520	AU Optronics Corp.	1,759,703
958,000	Delta Electronics, Inc.	2,984,555
936,200	Synnex Technology International Corp.	1,157,560
		5,901,818

Food & Drug Retailing—0.84%
1,159,000	President Chain Store Corp.	2,898,771

Health Care Equipment & Supplies—0.26%
439,350	Pihsiang Machinery Manufacturing Co. Ltd. (3)	893,682

Household Durables—0.57%
417,000	Inventec Appliances Corp.	1,973,516

Insurance—0.71%
2,307,000	Shin Kong Financial Holding Co., Ltd.	2,458,409

Semiconductor Equipment & Products—1.88%
137,000	MediaTek, Inc.	1,599,464
2,314,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,938,990
		6,538,454
Total Taiwan Common Stocks		39,750,501

Thailand—4.76%
Banks—0.69%
737,700	Kasikornbank Public Co. Ltd., NVDR	1,297,314
598,300	Siam City Bank Public Co. Ltd.	376,229
1,167,000	Siam City Bank Public Co. Ltd., NVDR	736,955
		2,410,498

Construction Materials—0.87%
475,100	Siam Cement Public Co. Ltd., NVDR	3,012,891

Financial Services—0.48%
1,292,600	Phatra Securities Co. Ltd., NVDR*	1,687,647

Food Products—0.47%
2,013,700	Thai Union Frozen Products Public Co. Ltd., NVDR (3)	1,623,086

Home Builders—0.61%
9,368,200	Land & Houses Public Co. Ltd, NVDR (1)	2,109,280

Industrial Conglomerates—0.43%
367,800	Banpu Public Co. Ltd., NVDR	1,489,624

Oil Refining, Distribution—0.42%
809,300	Thai Oil Public Co. Ltd., NVDR	1,455,576

Wireless Telecommunication Services—0.79%
1,152,200	Advanced Information Services Public Co. Ltd.	2,732,369
Total Thailand Common Stocks		16,520,971

Number of
Shares		Value ($)

Turkey—2.05%
Automobiles—0.61%
142,069	Ford Otomotiv Sanayi A.S.	1,418,004
224,298	Tofas Turk Otomobil Fabrikasi A.S.	719,111
		2,137,115

Banks—0.56%
218,752	Denizbank A.S.*	1,935,273

Diversified Financials—0.39%
213,869	Turkiye Vakiflar Bankasi T.A.O., Class D*	1,350,326

Household Durables—0.20%
195,503	Vestel Elektronik Sanayi ve Ticaret A.S.*	706,619

Wireless Telecommunication Services—0.29%
156,700	Turkcell Iletisim Hizmetleri A.S. (Turkcell)	995,297
Total Turkey Common Stocks		7,124,630
Total Common Stocks (cost—$237,094,269)		305,881,254

Preferred Stocks—9.70%
Brazil—8.07%
Banks—1.60%
59,200	Banco Bradesco SA	2,257,940
718,000	Itausa - Investimentos Itau SA	3,282,089
		5,540,029

Beverages—0.45%
3,366,000	Cia Brasileira Bebida	1,548,328

Chemicals—0.26%
50,840	Ultrapar Participacoes SA	883,062

Diversified Telecommunication Services—0.42%
75,350	Brasil Telecom SA*	397
80,300	Tele Norte Leste Participacoes SA, ADR (1)	1,459,854
		1,460,251

Electric Utilities—0.26%
32,600,000	AES Tiete SA	917,705

Metals & Mining—2.97%
1,662,000	Caemi Mineracao e Metalurgia SA	3,058,016
91,752	Companhia Vale do Rio Doce (CVRD), Class A	4,066,631
83,800	Usinas Siderurgicas de Minas Gerais SA (Usiminas), Class A	3,192,190
		10,316,837

Oil & Gas—2.11%
126,920	Petroleo Brasileiro SA - Petrobras	2,811,457
50,828	Petroleo Brasileiro SA - Petrobras, ADR	4,518,101
		7,329,558
Total Brazil Preferred Stocks		27,995,770

South Korea—1.63%
Automobiles—0.59%
34,630	Hyundai Motor Co.	2,048,721

Semiconductor Equipment & Products—1.04%
6,670	Samsung Electronics Co. Ltd.	3,613,624
Total South Korea Preferred Stocks		5,662,345
Total Preferred Stocks (cost—$17,734,220)		33,658,115

Number of
Rights		Value ($)

Rights—0.00%
Brazil—0.00%
Beverages—0.00%
848	Cia Brasileria Bebida, exercise price $906.98, expires 12/31/07*#(3)	22

Thailand—0.00%
Diversified Telecommunication Services—0.00%
218,684	True Corporation Public Company Ltd., exercise price $0.351, expires 04/03/08*#(3)	0
Total Rights (cost–$0)		22

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

Corporate Bond—0.00%
Brazil—0.00%
Metals & Mining—0.00%
10	Companhia Vale do Rio Doce(a)#(3) (cost—$0)	09/29/49	1.000	0

Repurchase Agreement—1.60%
5,534	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $5,673,444 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06; (value—$5,644,962); proceeds: $5,535,983 (cost—$5,534,000)	05/01/06	4.300	5,534,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—6.65%
Money Market Funds†—0.42%
44	AIM Liquid Assets Portfolio	4.720	43,530
12	AIM Prime Portfolio	4.746	12,004
1	Barclays Prime Money Market Fund	4.705	537
13	BlackRock Provident Institutional TempFund	4.641	12,670
1,386	UBS Private Money Market Fund LLC**	4.739	1,385,648
Total Money Market Funds (cost–$1,454,389)			1,454,389

Principal
Amount
(000) ($)
Repurchase Agreements—6.23%
16,557	Repurchase Agreement dated 04/28/06 with Barclays Bank PLC, collateralized by $17,048,000 Federal Home Loan Bank obligations, zero coupon due 07/05/06; (value—$16,889,454); proceeds: $16,563,901	05/01/06	4.770	16,557,319
5,050	Repurchase Agreement dated 04/28/06 with Deutsche Bank Securities, Inc., collateralized by $5,213,000 Federal Home Loan Mortgage Corp. obligations, 3.05% due 12/29/06; (value—$5,151,731); proceeds: $5,051,766	05/01/06	4.780	5,049,755
Total Repurchase Agreements (cost—$21,607,074)				21,607,074
Total Investments of Cash Collateral from Securities Loaned (cost—$23,061,463)				23,061,463
Total Investments (cost—$283,423,952) (4)(5)—106.14%				368,134,854
Liabilities in excess of other assets—(6.14)%				(21,292,401)
Net Assets—100.00%				346,842,453

*	Non-income producing security.
(a)	Bond interest in default.
(1)	Security, or portion thereof, was on loan at April 30, 2006.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.07% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Illiquid securities representing 1.20% of net assets.
(4)	Includes $22,293,934 of investments in securities on loan, at value.
(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $88,141,548 and $3,430,646 respectively, resulting in net unrealized appreciation of investments of $84,710,902.

†	Interest rates shown reflect yields at April 30, 2006.
#	Security is being fair valued by a valuation committee under the direction of the board of trustees.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

**	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2006.

Security Description	Value at 07/31/05 ($)	Purchases During the Nine Months Ended 04/30/06 ($)	Sales During the Nine Months Ended 04/30/06 ($)	Value at 04/30/06 ($)	Income Earned from Affiliate for the Nine Months Ended 04/30/06 ($)
UBS Private Money Market Fund LLC	22,579,243	138,844,452	160,038,047	1,385,648	28,516

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2006.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

SCHEDULE OF INVESTMENTS – April 30, 2006 (unaudited)

Number of Shares		Value ($)

Common Stocks—76.88%
Australia—4.31%
Banks—0.13%
3,468	Westpac Banking Corp.	66,134

Metals & Mining—3.12%
36,574	Alumina Ltd.	198,956
34,762	BHP Billiton Ltd.	773,826
10,461	Rio Tinto Ltd.	625,090
		1,597,872

Oil & Gas—1.06%
60,034	Santos Ltd.	539,120
Total Australia Common Stocks		2,203,126

Austria—0.11%
Banks—0.11%
945	Erste Bank der Oesterreichischen Sparkassen AG	57,345

Belgium—1.57%
Food & Drug Retailing—1.51%
10,717	Delhaize Group	772,025

Pharmaceuticals—0.06%
616	UCB SA	31,723
Total Belgium Common Stocks		803,748

Bermuda—0.38%
Energy Equipment & Services—0.30%
800	Nabors Industries Ltd.*	29,864
2,300	Weatherford International, Inc.*	121,739
		151,603

Real Estate—0.08%
12,000	Kerry Properties Ltd.	42,562
Total Bermuda Common Stocks		194,165

Brazil—1.64%
Airlines—0.11%
1,500	Gol—Linhas Aereas Inteligentes SA	55,605

Banks—0.07%
1,200	Banco Itau Holding Financeira SA, ADR	38,160

Electric Utilities—0.07%
900	CPFL Energia SA, ADR	38,133

Food & Drug Retailing—0.09%
1,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	43,296

Metals & Mining—0.85%
8,400	Companhia Vale Do Rio Doce (CVRD), ADR	432,768

Oil & Gas—0.37%
1,900	Petroleo Brasileiro SA, ADR	187,777

Wireless Telecommunication Services—0.08%
1,100	Tim Participacoes SA, ADR	42,295
Total Brazil Common Stocks		838,034

Number of Shares		Value ($)

Canada—3.64%
Banks—0.45%
1,400	National Bank of Canada	78,061
3,600	Royal Bank of Canada	154,332
		232,393

Chemicals—0.27%
1,300	Methanex Corp. (1)	28,756
5,000	Methanex Corp. (2)	110,684
		139,440
Diversified Telecommunication Services—0.72%
8,800	Telus Corp.	368,749

IT Consulting & Services—0.98%
69,100	CGI Group, Inc.*	499,377

Metals & Mining—0.30%
1,700	Cameco Corp.	69,105
1,500	Inco Ltd.	84,616
		153,721
Oil & Gas—0.92%
1,400	Canadian Natural Resources Ltd.	84,146
400	Canadian Oil Sands Trust	62,609
2,300	Encana Corp.	114,954
1,900	Shell Canada Ltd.	71,289
800	Suncor Energy, Inc.	68,505
1,200	Talisman Energy, Inc.	67,768
		469,271
Total Canada Common Stocks		1,862,951

Cayman Islands—0.23%
Energy Equipment & Services—0.23%
900	GlobalSantaFe Corp.	55,089
800	Transocean, Inc.*	64,856
		119,945
Chile—0.14%
Banks—0.14%
1,600	Banco Santander Chile SA, ADR	69,888

China—0.23%
Airlines—0.08%
94,000	Air China Ltd., Class H*	38,796

Metals & Mining—0.10%
29,000	China Shenhua Energy Co. Ltd., Class H*	52,552

Oil & Gas—0.05%
400	China Petroleum and Chemical Corp. (Sinopec), ADR	25,720
Total China Common Stocks		117,068

Denmark—0.71%
Banks—0.17%
2,241	Danske Bank A/S	89,153

Number of Shares		Value ($)

Marine—0.54%
32	A P Moller-Maersk A/S	274,904
Total Denmark Common Stocks		364,057

Egypt—0.06%
Telecommunications—0.06%
596	Orascom Telecom Holdings SAE	31,447

Finland—0.22%
Communications Equipment—0.22%
4,950	Nokia Oyj	112,721

France—2.17%
Automobiles—0.18%
1,416	PSA Peugeot Citroen	93,073

Banks—0.54%
592	BNP Paribas	55,940
2,382	Credit Agricole SA	95,984
795	Societe Generale	121,460
		273,384

Construction Materials—0.17%
713	Lafarge SA	87,703

Health Care Equipment & Supplies—0.19%
983	Essilor International SA	98,592

Media—0.38%
5,254	Vivendi SA	191,827

Oil & Gas—0.24%
444	Total SA	122,785

Pharmaceuticals—0.27%
1,480	Sanofi-Aventis	139,571

Textiles & Apparel—0.20%
976	LVMH Moet Hennessy Louis Vuitton SA	102,754
Total France Common Stocks		1,109,689

Germany—1.00%
Automobiles—0.08%
529	Volkswagen AG	40,851

Chemicals—0.04%
516	Bayer AG	23,832

Electric Utilities—0.11%
458	E.ON AG	55,776

Insurance—0.18%
639	Muenchener Rueckver AG	90,548

Pharmaceuticals—0.37%
1,807	Merck KGaA	191,496

Software—0.22%
508	SAP AG	111,003
Total Germany Common Stocks		513,506

Greece—0.14%
Construction & Engineering—0.14%
11,339	Technical Olympic SA	70,382

Number of Shares		Value ($)

Hong Kong—2.20%
Banks—0.16%
19,600	Bank of East Asia Ltd.	81,906

Diversified Financials—0.97%
48,500	Swire Pacific Ltd.	497,930

Real Estate—0.97%
275,000	New World Development Co. Ltd.	494,789

Wireless Telecommunication Services—0.10%
9,000	China Mobile (Hong Kong) Ltd.	52,352
Total Hong Kong Common Stocks		1,126,977

India—0.19%
IT Consulting & Services—0.09%
600	Infosys Technologies Ltd., ADR	47,190

Metals & Mining—0.10%
11,244	Hindalco Industries Ltd., GDR (3)	52,622
Total India Common Stocks		99,812

Indonesia—0.07%
Diversified Telecommunication Services—0.07%
1,100	PT Telekomunikasi Indonesia, ADR	37,950

Ireland—1.85%
Banks—0.18%
3,790	Allied Irish Banks PLC	91,565

Food Products—0.68%
13,859	Kerry Group PLC, Class A	346,193

Insurance—0.99%
19,921	Irish Life & Permanent PLC	508,176
Total Ireland Common Stocks		945,934

Israel—0.17%
Pharmaceuticals—0.17%
2,100	Teva Pharmaceutical Industries Ltd., ADR*	85,050

Italy—2.96%
Banks—0.66%
27,470	Banca Intesa SpA	162,884
11,499	Banca Monte dei Paschi di Siena SpA	68,111
14,269	UniCredito Italiano SpA	107,471
		338,466

Construction Materials—1.52%
29,594	Italcementi SpA	778,451
Oil & Gas—0.17%
2,899	ENI SpA	88,509
Textiles & Apparel—0.61%
20,360	Benetton Group SpA	310,032
Total Italy Common Stocks		1,515,458

Japan—5.04%
Banks—0.39%
5,000	Bank of Fukuoka Ltd.	43,077
4,000	Bank of Kyoto Ltd.	46,336
4	Mitsubishi UFJ Financial Group	62,881
7,000	Shinsei Bank Ltd.	48,997
		201,291

Construction & Engineering—0.14%
9,000	Obayashi Corp.	68,845

Number of Shares		Value ($)

Diversified Financials—0.28%
900	Credit Saison Co. Ltd.	47,187
3,100	Matsui Securities Co. Ltd.	41,464
900	Promise Co. Ltd.	55,487
		144,138

Diversified Telecommunication Services—0.11%
12	Nippon Telephone & Telegraph Corp.	53,748

Electronic Equipment & Instruments—0.87%
60,000	Hitachi Ltd.	446,318

Food & Drug Retailing—0.17%
2,300	Seven & I Holdings Co. Ltd.*	89,079

Household Durables—0.95%
17,000	Matsushita Electric Industrial Co. Ltd.	410,574
1,500	Sony Corp.	75,352
		485,926

Machinery—1.01%
104,000	Mitsubishi Heavy Industries Ltd.	515,137

Pharmaceuticals—0.51%
1,300	Astellas Pharma, Inc.	54,231
2,500	Daiichi Sankyo Co. Ltd.*	64,440
2,600	Eisai Co. Ltd.	118,966
400	Takeda Pharmaceutical Co. Ltd.	24,450
		262,087

Trading Companies & Distributors—0.61%
54,000	Marubeni Corp.	311,105
Total Japan Common Stocks		2,577,674

Mexico—0.55%
Beverages—0.11%
600	Fomento Economico Mexicano SA de C.V. ADR	55,728

Media—0.08%
10,000	Grupo Televisa SA, CPO	42,557

Multi-Line Retail—0.06%
10,700	Wal-Mart de Mexico SA de CV, Series V	30,502

Transportation Infrastructure—0.09%
1,300	Grupo Aeroportuario del Pacifico SA de CV, ADR*	43,264

Wireless Telecommunication Services—0.21%
2,900	America Movil SA de C.V., ADR, Series L	107,039
Total Mexico Common Stocks		279,090

Netherlands—2.46%
Beverages—0.45%
5,730	Heineken N.V.	232,122

Energy Equipment & Services—0.16%
1,200	Schlumberger Ltd.	82,968

Household Durables—0.14%
2,054	Koninklijke (Royal) Philips Electronics N.V.	70,873

Media—1.61%
31,633	Wolters Kluwer N.V.	824,105

Pharmaceuticals—0.10%
980	Zentiva N.V.	50,817
Total Netherlands Common Stocks		1,260,885

Number of Shares		Value ($)

New Zealand—0.58%
Construction Materials—0.58%
50,647	Fletcher Building Ltd.	294,346

Norway—1.36%
Banks—0.16%
6,018	DNB NOR ASA	83,459

Oil & Gas—1.20%
2,862	Norsk Hydro ASA	440,543
5,200	Statoil ASA	171,219
		611,762
Total Norway Common Stocks		695,221

Poland—0.07%
Media—0.07%
1,175	TVN SA*	36,744

Russia—0.28%
Oil & Gas—0.28%
1,600	Lukoil, ADR	144,960

Singapore—1.63%
Banks—0.16%
8,000	United Overseas Bank Ltd.	82,485

Beverages—0.38%
14,000	Fraser & Neave Ltd.	195,711

Diversified Telecommunication Services—1.09%
320,000	Singapore Telecommunications	554,621
Total Singapore Common Stocks		832,817

South Africa—1.29%
Diversified Financials—0.24%
8,373	African Bank Investments Ltd.	46,791
5,555	Standard Bank Group Ltd.	79,272
		126,063

Metals & Mining—0.69%
3,653	Anglo Platinum Ltd.	353,003

Oil & Gas—0.14%
1,689	Sasol Ltd.	71,071

Specialty Retail—0.13%
13,988	Truworths International Ltd.	67,468

Wireless Telecommunication Services—0.09%
4,444	MTN Group Ltd.	44,348
Total South Africa Common Stocks		661,953

South Korea—0.68%
Banks—0.10%
600	Kookmin Bank, ADR	53,430

Diversified Financials—0.10%
500	Shinhan Financial Group Co. Ltd., ADR	48,420

Metals & Mining—0.06%
106	POSCO, ADR	29,557

Multi-Line Retail—0.10%
102	Shinsegae Co. Ltd.	49,854

Oil & Gas—0.06%
430	SK Corp.	31,639

Number of Shares		Value ($)

Semiconductor Equipment & Products—0.26%
392	Samsung Electronics Co. Ltd., GDR (3)	133,672
Total South Korea Common Stocks		346,572

Spain—1.27%
Banks—0.54%
5,755	Banco Bilbao Vizcaya Argentaria SA	127,131
9,592	Banco Santander Central Hispano SA	148,725
		275,856

Construction & Engineering—0.05%
345	Fomento de Construcciones y Contratas SA	27,987

Water Utilities—0.68%
12,374	Sociedad General de Aguas De Barcelona SA, Class A	345,784
Total Spain Common Stocks		649,627

Sweden—0.52%
Banks—0.52%
7,746	Nodea Bank AB	99,731
3,107	Skandinaviska Enskilda Banken AB	78,318
2,979	Svenska Handelsbanken AB, Class A	85,616
		263,665

Switzerland—1.03%
Banks—0.46%
1,844	Credit Suisse Group*	115,826
1,000	UBS AG	118,529
		234,355

Food Products—0.43%
728	Nestle SA	222,034

Insurance—0.14%
293	Zurich Financial Services AG*	71,289
Total Switzerland Common Stocks		527,678

Taiwan—0.46%
Computers & Peripherals—0.09%
16,566	Asustek Computer, Inc.	45,722

Diversified Telecommunication Services—0.17%
4,200	Chunghwa Telecom Co. Ltd., ADR*	86,520

Semiconductor Equipment & Products—0.20%
7,200	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,456
6,800	United Microelectronics Corp., ADR	25,636
		101,092
Total Taiwan Common Stocks		233,334

Turkey—0.15%
Banks—0.10%
12,035	Turkiye Garanti Bankasi A.S.	49,596

Food & Drug Retailing—0.05%
708	BIM Birlesik Magazalar A.S.	27,571
Total Turkey Common Stocks		77,167

United Kingdom—5.10%
Auto Components—0.66%
59,323	GKN PLC	339,139

Banks—0.26%
7,499	HBOS PLC	131,620

Diversified Financials—0.12%
2,700	London Stock Exchange PLC	60,905

Number of Shares		Value ($)

Diversified Telecommunication Services—0.14%
57,400	Astro All Asia Networks PLC	72,522

Hotels, Restaurants & Leisure—1.13%
36,153	Punch Taverns PLC	577,519

Industrial Conglomerates—0.10%
2,825	Smiths Group PLC	52,520

Insurance—0.20%
29,641	Old Mutual PLC	103,915

Media—0.29%
7,366	Daily Mail & General Trust	91,608
11,302	EMI Group PLC	58,119
		149,727

Metals & Mining—0.93%
8,280	Anglo American PLC	352,561
3,314	Xstrata PLC	119,898
		472,459

Oil & Gas—0.53%
6,663	BG Group PLC	89,548
6,928	BP PLC	85,466
2,610	Royal Dutch Shell PLC	93,333
		268,347

Pharmaceuticals—0.39%
3,612	AstraZeneca PLC	199,576

Telecommunications—0.35%
19,558	Telent PLC*	179,395
Total United Kingdom Common Stocks		2,607,644

United States—30.42%
Aerospace & Defense—1.13%
1,400	Boeing Co.	116,830
900	Lockheed Martin Corp.	68,310
5,866	Northrop Grumman Corp.	392,435
		577,575

Air Freight & Couriers—0.19%
1,200	United Parcel Service, Inc., Class B	97,284

Airlines—0.11%
3,500	Southwest Airlines Co.	56,770

Banks—0.41%
2,300	Bank of America Corp.	114,816
1,349	PNC Financial Services Group, Inc.	96,413
		211,229

Biotechnology—0.48%
2,700	Amgen, Inc.*	182,790
400	Genzyme Corp.*	24,464
700	Gilead Sciences, Inc.*	40,250
		247,504

Commercial Services & Supplies—0.92%
24,232	Convergys Corp.*	471,797

Communications Equipment—0.52%
5,100	Cisco Systems, Inc.*	106,845
2,700	Corning, Inc.*	74,601
1,600	Qualcomm, Inc.	82,144
		263,590

Number of Shares		Value ($)

Computers & Peripherals—0.88%
10,568	Hewlett-Packard Co.	343,143
2,900	Network Appliance, Inc.*	107,503
		450,646

Diversified Financials—4.85%
1,769	Countrywide Financial Corp.	71,928
1,097	Federal Home Loan Mortgage Corp.	66,983
1,179	Federal National Mortgage Association	59,657
4,946	Goldman Sachs Group, Inc.	792,794
5,173	Lehman Brothers Holdings, Inc.	781,899
4,912	Merrill Lynch & Co., Inc.	374,589
4,508	Morgan Stanley	289,865
1,200	Nasdaq Stock Market, Inc.*	44,904
		2,482,619

Diversified Telecommunication Services—1.49%
3,038	AT&T, Inc.	79,626
90,058	Qwest Communications International, Inc.*	604,289
3,200	Sprint Nextel Corp.	79,360
		763,275

Energy Equipment & Services—0.23%
800	Baker Hughes, Inc.	64,664
700	Halliburton Co.	54,705
		119,369

Food & Drug Retailing—0.08%
1,300	CVS Corp.	38,636

Health Care Equipment & Supplies—0.51%
1,300	Baxter International, Inc.	49,010
1,600	Boston Scientific Corp.*	37,184
3,500	Medtronic, Inc.	175,420
		261,614

Health Care Providers & Services—4.20%
1,100	Aetna, Inc.	42,350
500	Cardinal Health, Inc.	33,675
13,232	Laboratory Corp. of America Holdings*	755,547
14,094	McKesson Corp.	684,827
8,950	Omnicare, Inc.	507,555
2,500	UnitedHealth Group, Inc.	124,350
		2,148,304

Hotels, Restaurants & Leisure—0.12%
2,200	Hilton Hotels Corp.	59,268

Household Durables—0.01%
51	Whirlpool Corp.	4,577

Household Products—0.32%
2,800	Procter & Gamble Co.	162,988

Insurance—0.89%
6,213	AON Corp.	260,387
2,544	Genworth Financial, Inc., Class A	84,461
1,100	Hartford Financial Services Group, Inc.	101,123
125	Lincoln National Corp.	7,260
		453,231

Internet Software & Services—0.08%
100	Google, Inc., Class A*	41,794

Number of Shares		Value ($)

IT Consulting & Services—3.01%
1,037	Automatic Data Processing, Inc.	45,711
12,374	Computer Sciences Corp.*	724,497
28,385	Electronic Data Systems Corp.	768,666
		1,538,874

Media—0.79%
18,809	DIRECTV Group, Inc.*	321,258
3,000	Walt Disney Co.	83,880
		405,138

Metals & Mining—2.15%
9,900	Alcoa, Inc.	334,422
500	CONSOL Energy, Inc.	42,580
10,092	Freeport-McMoRan Copper & Gold, Inc., Class B	651,741
1,100	Peabody Energy Corp.	70,246
		1,098,989

Oil & Gas—2.68%
4,000	Chevron Corp.	244,080
3,700	ConocoPhillips	247,530
500	EOG Resources, Inc.	35,115
1,400	Equitable Resources, Inc.	49,714
2,400	Exxon Mobil Corp.	151,392
200	Hess Corp.	28,654
89	Hugoton Royalty Trust	2,472
700	Marathon Oil Corp.	55,552
3,290	Occidental Petroleum Corp.	338,015
500	Sunoco, Inc.	40,520
1,800	Valero Energy Corp.	116,532
1,500	XTO Energy, Inc.	63,525
		1,373,101

Pharmaceuticals—0.91%
3,400	Abbott Laboratories	145,316
1,100	Bristol-Myers Squibb Co.	27,918
2,200	Eli Lilly & Co.	116,424
1,800	Forest Laboratories, Inc.*	72,684
300	Medco Health Solutions, Inc.*	15,969
4,400	Schering-Plough Corp.	85,008
		463,319

Road & Rail—1.58%
11,800	CSX Corp.	808,182

Semiconductor Equipment & Products—0.95%
1,400	Lam Research Corp.*	68,432
24,640	Micron Technology, Inc.*	418,141
		486,573

Software—0.28%
1,300	Electronic Arts, Inc.*	73,840
2,800	Microsoft Corp.	67,620
		141,460

Specialty Retail—0.65%
6,491	Sherwin-Williams Co.	330,652
Total United States Common Stocks		15,558,358
Total Common Stocks (cost—$38,159,649)		39,326,988

Tracking Stock—0.43%
United States—0.43%
Finance-Diversified—0.43%
2,100	iShares MSCI Emerging Markets Index (cost—$213,609)	221,445

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)
Short-Term U.S. Government and Agency Obligations@ — 20.55%
10,000	Federal National Mortgage Association	07/05/06	4.760 to 4.820	9,913,785
600	US Treasury Bills ‡	06/22/06	4.545 to 4.547	596,056
Total Short-Term US Government and Agency Obligations (cost—$10,509,841)				10,509,841

Repurchase Agreement—3.00%
1,534	Repurchase Agreement dated 04/28/06 with State Street Bank & Trust Co., collateralized by $1,572,653 US Treasury Bills, zero coupon due 06/08/06 to 07/06/06, (value—$1,564,758); proceeds: $1,534,550 (cost—$1,534,000)	05/01/06	4.300	1,534,000
Total Investments Before Investments Sold Short (cost—$50,417,099)(4)—100.86%				51,592,274

Number of
Shares
Investments Sold Short—(14.92)%
Common Stocks
Australia—(1.13)%
Diversified Financials—(0.34)%
(3,289)	Perpetual Ltd.	(174,667)
Real Estate—(0.79)%
(31,458)	Westfield Group	(404,631)
Total Australia Common Stocks		(579,298)
Belgium—(0.04)%
Marine—(0.04)%
(756)	Euronav SA	(21,727)
Canada—(3.45)%
Communications Equipment—(0.67)%
(4,500)	Research In Motion Ltd.*	(344,835)
Food & Drug Retailing—(0.85)%
(8,500)	Loblaw Cos. Ltd.	(435,777)
Hotels, Restaurants & Leisure—(0.08)%
(800)	Four Seasons Hotels, Inc.	(43,216)
Metals & Mining—(1.19)%
(39,400)	Ivanhoe Mines Ltd.*	(384,150)
(1,600)	Kinross Gold Corp.*	(19,600)
(8,300)	Novelis, Inc.	(202,520)
		(606,270)
Oil & Gas—(0.66)%
(5,700)	Husky Energy, Inc.	(335,459)
Total Canada Common Stocks		(1,765,557)
Germany—(1.29)%
Insurance—(0.65)%
(13,493)	MLP AG	(331,093)
Media—(0.64)%
(20,152)	Premiere AG*	(330,509)
Total Germany Common Stocks		(661,602)
Spain—(1.52)%
Transportation Infrastructure—(1.52)%
(57,122)	Cintra Concesiones de Infraestructuras de Transporte SA	(774,700)
Finland—(0.64)%
Banks—(0.47)%
(14,836)	OKO Bank (OKO Osuuspankkien Keskuspankki Oyj)	(237,145)
Building Products—(0.17)%
(2,854)	Uponor Oyj	(87,531)
Total Finland Common Stocks		(324,676)
France—(0.83)%
Household Durables—(0.83)%
(20,550)	Thomson SA	(425,184)
United Kingdom—(1.05)%
Industrial Conglomerates—(0.32)%
(19,141)	Burberry Group PLC	(164,575)

Number of Shares		Value ($)

Media—(0.73)%
(37,514)	Reed Elsevier PLC	(372,827)
Total United Kingdom Common Stocks		(537,402)
Japan—(0.62)%
Building Products—(0.27)%
(23,000)	Central Glass Co. Ltd.	(139,780)
Electrical Equipment—(0.05)%
(3,000)	Furukawa Electric Co. Ltd.	(23,949)
Leisure, Equipment & Products—(0.30)%
(4,700)	Shimano, Inc.	(154,789)
Total Japan Common Stocks		(318,518)
New Zealand—(0.11)%
Transportation Infrastructure—(0.11)%
(44,515)	Auckland International Airport Ltd.	(57,996)
Singapore—(0.21)%
Machinery—(0.21)%
(56,000)	SembCorp Marine Ltd.	(108,394)
United States—(4.03)%
Building Products—(0.81)%
(9,483)	American Standard Cos., Inc.	(412,795)
Containers & Packaging—(0.09)%
(2,613)	Owens-Illinois, Inc.	(47,766)
Health Care Equipment & Supplies—(0.40)%
(6,253)	Patterson Cos., Inc.*	(203,723)
IT Consulting Services—(0.92)%
(75,440)	Unisys Corp.*	(470,746)
Media—(1.76)%
(55,268)	Interpublic Group of Cos., Inc.*	(529,467)
(18,272)	XM Satellite Radio Holdings, Inc.*	(369,460)
		(898,927)
Real Estate—(0.05)%
(445)	The St. Joe Co.	(24,991)
Total United States Common Stocks		(2,058,948)
Total Investments Sold Short (proceeds—$7,441,261)		(7,634,002)
Other assets in excess of liabilities—14.06%		7,191,895
Net Assets—100.00%		51,150,167

*	Non-income producing security.
@	Interest rates shown are the discount rates at date of purchase.
‡	Partial amount pledged as collateral for futures transactions.
(1)	Security is traded on the NASDAQ Exchange.
(2)	Security is traded on the Toronto Stock Exchange.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of April 30, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2006 were $1,445,750 and $270,575, respectively, resulting in net unrealized appreciation of investments of $1,175,175.

ADR	American Depositary Receipt
CPO	Conditional Purchase Offer
GDR	Global Depositary Receipt

This Portfolio commenced operations on April 3, 2006. For more information regarding other significant accounting policies, please refer to the UBS PACE Select Advisors Trust semiannual report to shareholders dated January 31, 2006.

Written Options

Number of Contracts		Value ($)
Call Options Written
22	FTSE 100 Index, strike @ $125, expires 05/19/06	20,934
56	S&P 500 Index, strike @ $300, expires 05/20/06	46,200
Total Written Options (premiums received—$66,511)		67,134

Written option activity from April 3, 2006† to April 30, 2006 was as follows:

	Number of Contracts	Amount of Premiums Received ($)

Options outstanding at April 3, 2006†	—	—
Options written	156	166,058
Options terminated in closing purchase transactions	(54)	(85,318)
Options expired prior to exercise	(24)	(14,229)
Options outstanding at April 30, 2006	78	66,511

† Commencement of operations.

Futures Contracts

					Unrealized
Number of			In	Expiration	Appreciation
Contracts	Currency	Contracts to Receive	Exchange For ($)	Dates	(Depreciation) ($)
7	EUR	Amsterdam Index Futures	824,529	May 2006	(1,675)
13	EUR	CAC 40 10 Euro Futures	844,772	June 2006	(12,162)
18	USD	Canadian Dollar Futures	1,539,000	June 2006	71,460
3	EUR	DAX Index Futures	572,322	June 2006	(2,881)
22	USD	Mexican Peso Futures	1,006,500	June 2006	(15,125)
22	USD	MSCI Taiwan Index Futures	666,380	May 2006	2,640
4	EUR	S&P MIB Index Futures	948,517	June 2006	(6,903)
5	USD	Swiss Franc Futures	483,438	June 2006	22,625
17	JPY	TOPIX Index Futures	2,609,545	June 2006	(43,170)
					14,809

		Contracts to Deliver
21	USD	Australian Dollar Futures	1,506,330	June 2006	(87,570)
14	USD	British Pound Futures	1,523,288	June 2006	(71,663)
14	USD	Japanese Yen Futures	1,500,625	June 2006	(48,475)
17	SGD	MSCI Singapore Index Futures	658,460	May 2006	(2,580)
33	SEK	OMX 30 Stock Index Futures	470,707	May 2006	7,819
10	USD	Russell 2000 E-Mini Index Futures	772,080	June 2006	3,280
7	CAD	S&P TSE 60 Index Futures	1,086,473	June 2006	11,245
11	AUD	SPI 200 Index Futures	869,448	June 2006	(9,598)
					(197,542)
					(182,733)

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Valuation of Investments

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, and PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”), the investment manager and administrator of the Portfolios, or by the relevant Portfolio investment sub-advisor, where applicable. UBS Global AM—Americas is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Prior to November 1, 2005, foreign currency exchange rates were generally determined prior to the close of the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occurred between the time at which they were determined and the close of the NYSE, which would not have been reflected in the computation of the Portfolios’ net asset value. If events materially affecting the value of such securities or currency exchange rates occurred during such time periods, the securities were valued at their fair value as determined in good faith by or under the direction of the Board. Effective November 1, 2005, the Portfolios began using the foreign currency exchange rates determined as of the close of regular trading on the NYSE.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	June 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	June 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2006